UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.3%
58,877	Ally Auto Receivables Trust, Series 2013-2, Class A3, 0.790%, 01/15/18	58,853
73,178	American Credit Acceptance Receivables Trust, Series 2015-2, Class A, 1.570%, 06/12/19 (e)	73,139
	American Homes 4 Rent Trust,
341,894	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	356,110
244,548	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	252,650
100,000	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	95,150
240,492	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	234,889
	B2R Mortgage Trust,
97,062	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	94,268
250,725	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	256,044
100,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	100,340
14,260	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.803%, 04/25/36	13,575
77,000	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	77,806
245,759	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	245,980
	CarFinance Capital Auto Trust,
29,195	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	29,169
83,426	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	82,983
	CarMax Auto Owner Trust,
32,137	Series 2013-4, Class A3, 0.800%, 07/16/18	32,108
55,000	Series 2013-4, Class A4, 1.280%, 05/15/19	54,932
176,518	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	176,062
47,707	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	48,215
	Citi Held For Asset Issuance,
152,793	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	152,487
424,541	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	423,387
	CPS Auto Receivables Trust,
253,757	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	252,323
147,519	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	146,551
172,000	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	172,574
256,636	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	256,626
250,000	Credit Acceptance Auto Loan Trust, Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	249,640
7,465	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.736%, 02/15/34	6,700
	CWABS, Inc. Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.993%, 04/25/34	946
71,461	Series 2004-1, Class M1, VAR, 1.183%, 03/25/34	68,009
9,998	Series 2004-1, Class M2, VAR, 1.258%, 03/25/34	9,031
	Drive Auto Receivables Trust,
163,000	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	163,074
35,627	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	35,609
132,000	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	130,101
195,000	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	195,117
243,000	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	243,534
	DT Auto Owner Trust,
342,521	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	343,278
237,000	Series 2016-1A, Class B, 2.790%, 05/15/20 (e)	237,599
	Exeter Automobile Receivables Trust,
16,537	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	16,508
54,953	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	54,799
96,507	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	96,147
180,917	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	180,942
135,000	Series 2016-1A, Class C, 5.270%, 10/15/21 (e)	135,206
117,690	First Investors Auto Owner Trust, Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	117,455
261,381	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	258,858
	Flagship Credit Auto Trust,
40,185	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	40,003
89,537	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	89,170

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
45,000	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	44,162
22,000	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	20,757
337,484	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	336,644
126,000	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	124,457
76,000	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	71,871
362,184	Series 2016-1, Class A, 2.770%, 12/15/20 (e)	361,191
250,000	Series 2016-1, Class C, 6.220%, 06/15/22 (e)	247,979
413,774	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	411,751
	GO Financial Auto Securitization Trust,
101,361	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	101,261
224,302	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	222,973
160,000	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	156,799
77,758	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	77,114
283,000	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	283,243
180,911	Hyundai Auto Receivables Trust, Series 2013-A, Class A4, 0.750%, 09/17/18	180,757
171,000	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	170,970
	Long Beach Mortgage Loan Trust,
84,865	Series 2003-4, Class M1, VAR, 1.453%, 08/25/33	79,988
150,271	Series 2004-1, Class M1, VAR, 1.183%, 02/25/34	140,764
11,319	Series 2004-1, Class M2, VAR, 1.258%, 02/25/34	10,570
11,268	Series 2006-WL2, Class 2A3, VAR, 0.633%, 01/25/36	10,842
	MarketPlace Loan Trust,
41,372	Series 2015-OD1, Class A, 3.250%, 06/17/17	41,232
36,084	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	36,012
245,559	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	244,202
188,753	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	187,101
378,432	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	378,156
	Nationstar HECM Loan Trust,
79,445	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	79,405
138,381	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	138,143
158,000	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	158,049
140,000	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	140,268
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 1.108%, 03/25/35	114,920
259,247	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	254,097
	NRZ Advance Receivables Trust Advance Receivables Backed,
250,000	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	249,691
250,000	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	249,766
250,000	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	249,786
500,000	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	500,300
250,000	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	250,216
211,361	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	209,997
	Ocwen Master Advance Receivables Trust,
246,000	Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	245,864
219,000	Series 2015-T1, Class DT1, 4.100%, 09/17/46 (e)	218,589
367,000	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	367,291
164,000	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	164,000
250,000	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	249,027
	OneMain Financial Issuance Trust,
500,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	498,744
426,000	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	424,338
230,000	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	227,719
350,000	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	345,251
100,000	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	94,541
250,000	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	249,298

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
14,404	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.371%, 10/25/34	14,388
220,259	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	217,430
	Progress Residential Trust,
227,902	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	227,748
150,000	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	148,160
438,000	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	442,944
100,000	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	98,313
350,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	348,250
6,407	RASC Trust, Series 2003-KS9, Class A2B, VAR, 1.073%, 11/25/33	5,319
98,399	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	97,499
	Santander Drive Auto Receivables Trust,
73,367	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	72,816
48,454	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	48,091
145,598	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	145,436
3,257	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	3,257
	SpringCastle America Funding LLC,
318,570	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	317,258
100,000	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	100,030
	Springleaf Funding Trust,
555,114	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	553,617
308,000	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	304,782
	SPS Servicer Advance Receivables Trust,
215,000	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	215,026
214,000	Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	214,326
212,447	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	212,055
376,689	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	370,426
186,069	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	185,118
171,598	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	169,545
100,000	Westlake Automobile Receivables Trust, Series 2015-3A, Class D, 4.400%, 05/17/21 (e)	99,533

	Total Asset-Backed Securities (Cost $20,674,709)	20,589,410

Collateralized Mortgage Obligations — 17.1%
	Agency CMO — 12.8%
90,984	Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	99,964
	Federal Home Loan Mortgage Corp. REMIC,
416	Series 1065, Class J, 9.000%, 04/15/21	473
15,284	Series 1113, Class J, 8.500%, 06/15/21	15,704
2,387	Series 1250, Class J, 7.000%, 05/15/22	2,638
5,839	Series 1316, Class Z, 8.000%, 06/15/22	6,475
9,317	Series 1324, Class Z, 7.000%, 07/15/22	10,289
40,039	Series 1343, Class LA, 8.000%, 08/15/22	45,290
8,242	Series 1343, Class LB, 7.500%, 08/15/22	9,383
5,673	Series 1394, Class ID, IF, 9.566%, 10/15/22	6,940
5,252	Series 1395, Class G, 6.000%, 10/15/22	5,715
3,771	Series 1505, Class Q, 7.000%, 05/15/23	4,226
7,005	Series 1518, Class G, IF, 8.580%, 05/15/23	8,366
6,894	Series 1541, Class O, VAR, 1.120%, 07/15/23	6,913
194,623	Series 1577, Class PV, 6.500%, 09/15/23	216,039
126,840	Series 1584, Class L, 6.500%, 09/15/23	142,497
133,898	Series 1633, Class Z, 6.500%, 12/15/23	146,739
155,807	Series 1638, Class H, 6.500%, 12/15/23	177,369
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	3,513
19,899	Series 1694, Class PK, 6.500%, 03/15/24	22,048
5,081	Series 1700, Class GA, PO, 02/15/24	4,796
18,214	Series 1798, Class F, 5.000%, 05/15/23	19,592
34,860	Series 1863, Class Z, 6.500%, 07/15/26	39,687
4,026	Series 1865, Class D, PO, 02/15/24	3,666
14,425	Series 1981, Class Z, 6.000%, 05/15/27	16,083
18,257	Series 1987, Class PE, 7.500%, 09/15/27	20,301
65,713	Series 1999, Class PU, 7.000%, 10/15/27	74,633
114,260	Series 2031, Class PG, 7.000%, 02/15/28	133,523
4,229	Series 2033, Class SN, HB, IF, 28.449%, 03/15/24	2,268
105,999	Series 2035, Class PC, 6.950%, 03/15/28	121,484
7,289	Series 2038, Class PN, IO, 7.000%, 03/15/28	1,708
21,715	Series 2054, Class PV, 7.500%, 05/15/28	25,008
126,517	Series 2057, Class PE, 6.750%, 05/15/28	142,623

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
25,333	Series 2064, Class TE, 7.000%, 06/15/28	28,886
24,892	Series 2075, Class PH, 6.500%, 08/15/28	27,797
81,005	Series 2095, Class PE, 6.000%, 11/15/28	92,368
4,914	Series 2132, Class SB, HB, IF, 28.650%, 03/15/29	9,078
5,446	Series 2134, Class PI, IO, 6.500%, 03/15/19	405
41,910	Series 2178, Class PB, 7.000%, 08/15/29	48,134
72,818	Series 2182, Class ZB, 8.000%, 09/15/29	84,107
1,141	Series 22, Class C, 9.500%, 04/15/20	1,189
11,883	Series 2247, Class Z, 7.500%, 08/15/30	13,828
170,955	Series 2259, Class ZC, 7.350%, 10/15/30	197,697
2,306	Series 2261, Class ZY, 7.500%, 10/15/30	2,675
26,826	Series 2283, Class K, 6.500%, 12/15/23	29,712
5,083	Series 2306, Class K, PO, 05/15/24	4,863
12,200	Series 2306, Class SE, IF, IO, 8.820%, 05/15/24	2,464
12,796	Series 2325, Class PM, 7.000%, 06/15/31	15,057
81,607	Series 2344, Class ZD, 6.500%, 08/15/31	95,676
12,951	Series 2344, Class ZJ, 6.500%, 08/15/31	14,852
7,909	Series 2345, Class NE, 6.500%, 08/15/31	9,165
3,599	Series 2345, Class PQ, 6.500%, 08/15/16	3,659
1,041	Series 2355, Class BP, 6.000%, 09/15/16	1,054
47,473	Series 2359, Class ZB, 8.500%, 06/15/31	56,312
121,635	Series 2367, Class ME, 6.500%, 10/15/31	138,455
11,732	Series 2390, Class DO, PO, 12/15/31	10,961
1,353	Series 2391, Class QR, 5.500%, 12/15/16	1,368
2,937	Series 2394, Class MC, 6.000%, 12/15/16	2,957
21,168	Series 2410, Class OE, 6.375%, 02/15/32	22,749
21,729	Series 2410, Class QS, IF, 18.366%, 02/15/32	34,767
23,169	Series 2410, Class QX, IF, IO, 8.214%, 02/15/32	7,424
25,095	Series 2412, Class SP, IF, 15.228%, 02/15/32	34,282
48,962	Series 2423, Class MC, 7.000%, 03/15/32	56,664
79,627	Series 2423, Class MT, 7.000%, 03/15/32	92,331
159,237	Series 2435, Class CJ, 6.500%, 04/15/32	187,293
30,330	Series 2444, Class ES, IF, IO, 7.514%, 03/15/32	8,407
20,220	Series 2450, Class SW, IF, IO, 7.564%, 03/15/32	5,649
57,668	Series 2455, Class GK, 6.500%, 05/15/32	66,236
37,197	Series 2484, Class LZ, 6.500%, 07/15/32	43,123
151,072	Series 2500, Class MC, 6.000%, 09/15/32	173,519
3,285	Series 2503, Class BH, 5.500%, 09/15/17	3,362
37,651	Series 2527, Class BP, 5.000%, 11/15/17	38,451
49,918	Series 2535, Class BK, 5.500%, 12/15/22	54,045
1,543,358	Series 2543, Class YX, 6.000%, 12/15/32	1,745,416
120,690	Series 2544, Class HC, 6.000%, 12/15/32	137,537
643,176	Series 2574, Class PE, 5.500%, 02/15/33	722,079
221,579	Series 2575, Class ME, 6.000%, 02/15/33	244,916
298,845	Series 2578, Class PG, 5.000%, 02/15/18	307,149
17,114	Series 2586, Class WI, IO, 6.500%, 03/15/33	3,197
15,063	Series 2626, Class NS, IF, IO, 6.114%, 06/15/23	770
27,992	Series 2638, Class DS, IF, 8.164%, 07/15/23	30,732
85,870	Series 2647, Class A, 3.250%, 04/15/32	90,646
184,711	Series 2651, Class VZ, 4.500%, 07/15/18	190,834
365,720	Series 2656, Class BG, 5.000%, 10/15/32	375,546
28,731	Series 2682, Class LC, 4.500%, 07/15/32	29,046
2,542	Series 2780, Class JG, 4.500%, 04/15/19	2,610
187,307	Series 2827, Class DG, 4.500%, 07/15/19	193,730
2,414	Series 2989, Class PO, PO, 06/15/23	2,386
300,000	Series 3047, Class OD, 5.500%, 10/15/35	346,343
122,848	Series 3085, Class VS, HB, IF, 26.975%, 12/15/35	220,397
40,655	Series 3117, Class EO, PO, 02/15/36	37,014
40,705	Series 3260, Class CS, IF, IO, 5.704%, 01/15/37	5,998
74,960	Series 3385, Class SN, IF, IO, 5.564%, 11/15/37	10,203
98,903	Series 3387, Class SA, IF, IO, 5.984%, 11/15/37	16,134
61,338	Series 3451, Class SA, IF, IO, 5.614%, 05/15/38	8,623
303,613	Series 3455, Class SE, IF, IO, 5.764%, 06/15/38	53,540
234,254	Series 3688, Class NI, IO, 5.000%, 04/15/32	17,628
83,469	Series 3759, Class HI, IO, 4.000%, 08/15/37	5,637
89,162	Series 3772, Class IO, IO, 3.500%, 09/15/24	2,220
224	Series 47, Class F, 10.000%, 06/15/20	242
219	Series 99, Class Z, 9.500%, 01/15/21	238
	Federal Home Loan Mortgage Corp. STRIPS,
88,211	Series 233, Class 11, IO, 5.000%, 09/15/35	14,036
99,881	Series 239, Class S30, IF, IO, 7.264%, 08/15/36	18,547
387,051	Series 262, Class 35, 3.500%, 07/15/42	403,269
396,938	Series 299, Class 300, 3.000%, 01/15/43	401,990
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
14,022	Series T-41, Class 3A, VAR, 5.959%, 07/25/32	16,269

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
91,134	Series T-54, Class 2A, 6.500%, 02/25/43	109,483
41,772	Series T-54, Class 3A, 7.000%, 02/25/43	50,026
185,045	Series T-56, Class APO, PO, 05/25/43	181,233
22,523	Series T-58, Class APO, PO, 09/25/43	19,460
	Federal National Mortgage Association—ACES,
1,000,000	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	1,071,683
1,000,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	1,028,491
389,000	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	411,238
560,844	Series 2015-M17, Class FA, VAR, 1.377%, 11/25/22	560,887
500,000	Series 2016-M2, Class AV2, 2.152%, 01/25/23	501,010
	Federal National Mortgage Association REMIC,
1,201	Series 1988-16, Class B, 9.500%, 06/25/18	1,246
2,045	Series 1989-83, Class H, 8.500%, 11/25/19	2,218
460	Series 1990-1, Class D, 8.800%, 01/25/20	499
2,804	Series 1990-10, Class L, 8.500%, 02/25/20	3,049
269	Series 1990-93, Class G, 5.500%, 08/25/20	284
8	Series 1990-140, Class K, HB, 652.145%, 12/25/20	104
587	Series 1990-143, Class J, 8.750%, 12/25/20	652
12,317	Series 1992-101, Class J, 7.500%, 06/25/22	13,703
5,063	Series 1992-143, Class MA, 5.500%, 09/25/22	5,409
18,659	Series 1993-146, Class E, PO, 05/25/23	17,335
44,393	Series 1993-155, Class PJ, 7.000%, 09/25/23	50,163
1,405	Series 1993-165, Class SD, IF, 13.436%, 09/25/23	1,851
7,007	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	8,126
60,865	Series 1993-203, Class PL, 6.500%, 10/25/23	69,621
6,229	Series 1993-205, Class H, PO, 09/25/23	5,986
239,091	Series 1993-223, Class PZ, 6.500%, 12/25/23	260,078
61,455	Series 1993-225, Class UB, 6.500%, 12/25/23	68,308
1,822	Series 1993-230, Class FA, VAR, 1.033%, 12/25/23	1,847
148,075	Series 1994-37, Class L, 6.500%, 03/25/24	169,377
1,237,543	Series 1994-72, Class K, 6.000%, 04/25/24	1,410,407
14,165	Series 1995-2, Class Z, 8.500%, 01/25/25	16,286
71,974	Series 1995-19, Class Z, 6.500%, 11/25/23	82,328
2,508	Series 1996-59, Class J, 6.500%, 08/25/22	2,702
82,379	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2,726
13,440	Series 1997-39, Class PD, 7.500%, 05/20/27	15,763
24,809	Series 1997-46, Class PL, 6.000%, 07/18/27	27,804
58,730	Series 1997-61, Class ZC, 7.000%, 02/25/23	65,424
9,989	Series 1998-36, Class ZB, 6.000%, 07/18/28	11,388
21,485	Series 1998-43, Class SA, IF, IO, 18.333%, 04/25/23	8,860
31,044	Series 1998-46, Class GZ, 6.500%, 08/18/28	35,510
60,436	Series 1998-58, Class PC, 6.500%, 10/25/28	68,042
135,857	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	15,722
4,569	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	847
45,564	Series 2001-4, Class PC, 7.000%, 03/25/21	49,028
44,478	Series 2001-30, Class PM, 7.000%, 07/25/31	50,994
157,987	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	18,827
68,293	Series 2001-36, Class DE, 7.000%, 08/25/31	79,918
6,898	Series 2001-44, Class PD, 7.000%, 09/25/31	7,842
112,224	Series 2001-61, Class Z, 7.000%, 11/25/31	127,695
1,577	Series 2001-69, Class PG, 6.000%, 12/25/16	1,584
1,322	Series 2001-71, Class QE, 6.000%, 12/25/16	1,340
15,107	Series 2002-1, Class HC, 6.500%, 02/25/22	16,739
5,584	Series 2002-1, Class SA, HB, IF, 23.780%, 02/25/32	9,208
5,344	Series 2002-2, Class UC, 6.000%, 02/25/17	5,443
2,218	Series 2002-3, Class OG, 6.000%, 02/25/17	2,232

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
143,052	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	8,167
114,989	Series 2002-15, Class PO, PO, 04/25/32	107,271
52,527	Series 2002-28, Class PK, 6.500%, 05/25/32	59,054
54,480	Series 2002-62, Class ZE, 5.500%, 11/25/17	55,739
104,811	Series 2002-68, Class SH, IF, IO, 7.560%, 10/18/32	26,168
10,544	Series 2002-77, Class S, IF, 13.689%, 12/25/32	14,364
26,180	Series 2002-94, Class BK, 5.500%, 01/25/18	26,505
204,081	Series 2003-7, Class A1, 6.500%, 12/25/42	237,195
252,926	Series 2003-22, Class UD, 4.000%, 04/25/33	268,096
54,784	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	12,816
40,639	Series 2003-47, Class PE, 5.750%, 06/25/33	46,294
9,228	Series 2003-64, Class SX, IF, 12.665%, 07/25/33	11,470
9,950	Series 2003-66, Class PA, 3.500%, 02/25/33	10,222
37,614	Series 2003-71, Class DS, IF, 6.888%, 08/25/33	42,565
24,490	Series 2003-80, Class SY, IF, IO, 7.217%, 06/25/23	980
298,176	Series 2003-81, Class MC, 5.000%, 12/25/32	303,787
242,394	Series 2003-82, Class VB, 5.500%, 08/25/33	246,416
15,661	Series 2003-91, Class SD, IF, 11.778%, 09/25/33	19,472
144,764	Series 2003-116, Class SB, IF, IO, 7.167%, 11/25/33	31,860
770,795	Series 2003-128, Class DY, 4.500%, 01/25/24	824,608
7,156	Series 2003-130, Class SX, IF, 10.871%, 01/25/34	8,829
19,525	Series 2003-132, Class OA, PO, 08/25/33	18,742
137,598	Series 2004-2, Class OE, 5.000%, 05/25/23	138,510
69,291	Series 2004-4, Class QM, IF, 13.334%, 06/25/33	84,203
32,638	Series 2004-10, Class SC, HB, IF, 26.868%, 02/25/34	41,297
103,467	Series 2004-36, Class SA, IF, 18.334%, 05/25/34	147,835
62,256	Series 2004-46, Class SK, IF, 15.309%, 05/25/34	83,241
9,503	Series 2004-51, Class SY, IF, 13.374%, 07/25/34	13,011
54,544	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	65,804
26,344	Series 2004-76, Class CL, 4.000%, 10/25/19	26,947
156,925	Series 2005-45, Class DC, HB, IF, 22.722%, 06/25/35	251,293
12,393	Series 2005-52, Class PA, 6.500%, 06/25/35	12,961
243,635	Series 2005-68, Class BC, 5.250%, 06/25/35	259,782
149,765	Series 2005-84, Class XM, 5.750%, 10/25/35	163,553
241,781	Series 2005-110, Class MN, 5.500%, 06/25/35	253,377
61,686	Series 2006-22, Class AO, PO, 04/25/36	54,807
21,143	Series 2006-46, Class SW, HB, IF, 22.612%, 06/25/36	29,688
28,128	Series 2006-59, Class QO, PO, 01/25/33	27,702
62,268	Series 2006-110, Class PO, PO, 11/25/36	58,832
97,678	Series 2006-117, Class GS, IF, IO, 6.217%, 12/25/36	14,816
42,337	Series 2007-7, Class SG, IF, IO, 6.067%, 08/25/36	11,323
162,723	Series 2007-53, Class SH, IF, IO, 5.667%, 06/25/37	25,216
174,604	Series 2007-88, Class VI, IF, IO, 6.107%, 09/25/37	36,542
128,947	Series 2007-100, Class SM, IF, IO, 6.017%, 10/25/37	21,113
131,971	Series 2008-1, Class BI, IF, IO, 5.477%, 02/25/38	20,438
31,137	Series 2008-16, Class IS, IF, IO, 5.767%, 03/25/38	5,239
129,096	Series 2008-46, Class HI, IO, VAR, 1.763%, 06/25/38	9,123
48,150	Series 2008-53, Class CI, IF, IO, 6.767%, 07/25/38	9,961
109,487	Series 2009-112, Class ST, IF, IO, 5.817%, 01/25/40	18,192
61,339	Series 2010-35, Class SB, IF, IO, 5.987%, 04/25/40	7,892
338,320	Series 2013-128, Class PO, PO, 12/25/43	270,104
1,388	Series G92-42, Class Z, 7.000%, 07/25/22	1,509
7,542	Series G92-44, Class ZQ, 8.000%, 07/25/22	7,802
12,962	Series G92-54, Class ZQ, 7.500%, 09/25/22	14,118
952	Series G92-59, Class F, VAR, 1.364%, 10/25/22	965

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,743	Series G92-61, Class Z, 7.000%, 10/25/22	3,013
6,744	Series G92-66, Class KA, 6.000%, 12/25/22	7,300
31,898	Series G92-66, Class KB, 7.000%, 12/25/22	35,203
8,336	Series G93-1, Class KA, 7.900%, 01/25/23	9,438
8,665	Series G93-17, Class SI, IF, 6.000%, 04/25/23	9,981
	Federal National Mortgage Association REMIC Trust,
33,674	Series 1999-W1, Class PO, PO, 02/25/29	31,224
148,693	Series 1999-W4, Class A9, 6.250%, 02/25/29	165,138
354,005	Series 2002-W7, Class A4, 6.000%, 06/25/29	389,098
289,706	Series 2003-W1, Class 1A1, VAR, 5.703%, 12/25/42	332,831
41,070	Series 2003-W1, Class 2A, VAR, 6.348%, 12/25/42	48,413
	Federal National Mortgage Association STRIPS,
8,808	Series 329, Class 1, PO, 01/25/33	8,507
38,788	Series 365, Class 8, IO, 5.500%, 05/25/36	7,788
31,963	Federal National Mortgage Association Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	37,511
	Government National Mortgage Association,
110,648	Series 1994-7, Class PQ, 6.500%, 10/16/24	125,683
67,289	Series 1998-22, Class PD, 6.500%, 09/20/28	78,730
21,421	Series 1999-17, Class L, 6.000%, 05/20/29	24,125
109,238	Series 2000-21, Class Z, 9.000%, 03/16/30	133,394
1,435	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	214
250,401	Series 2000-36, Class PB, 7.500%, 11/16/30	299,432
768,277	Series 2001-10, Class PE, 6.500%, 03/16/31	876,188
115,640	Series 2001-22, Class PS, IF, 19.861%, 03/17/31	194,633
57,331	Series 2001-36, Class S, IF, IO, 7.609%, 08/16/31	20,091
888,870	Series 2001-64, Class PB, 6.500%, 12/20/31	1,019,046
8,680	Series 2002-24, Class SB, IF, 11.263%, 04/16/32	10,818
4,079	Series 2003-24, Class PO, PO, 03/16/33	3,796
28,325	Series 2004-28, Class S, IF, 18.449%, 04/16/34	43,039
500,000	Series 2006-38, Class OH, 6.500%, 08/20/36	636,732
140,751	Series 2007-45, Class QA, IF, IO, 6.208%, 07/20/37	28,793
109,072	Series 2007-76, Class SA, IF, IO, 6.098%, 11/20/37	20,305
107,921	Series 2008-2, Class MS, IF, IO, 6.719%, 01/16/38	23,551
71,526	Series 2008-55, Class SA, IF, IO, 5.768%, 06/20/38	11,840
46,714	Series 2009-6, Class SA, IF, IO, 5.659%, 02/16/39	7,142
152,205	Series 2009-6, Class SH, IF, IO, 5.608%, 02/20/39	23,893
108,739	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	24,155
78,932	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	17,799
222,960	Series 2009-22, Class SA, IF, IO, 5.838%, 04/20/39	37,276
198,427	Series 2009-31, Class TS, IF, IO, 5.868%, 03/20/39	24,425
196,532	Series 2009-64, Class SN, IF, IO, 5.659%, 07/16/39	22,993
87,148	Series 2009-79, Class OK, PO, 11/16/37	76,118
82,295	Series 2009-102, Class SM, IF, IO, 5.959%, 06/16/39	7,374
360,215	Series 2009-106, Class ST, IF, IO, 5.568%, 02/20/38	60,532
121,633	Series 2010-130, Class CP, 7.000%, 10/16/40	144,049
226,635	Series 2011-75, Class SM, IF, IO, 6.168%, 05/20/41	52,059
732,760	Series 2011-H19, Class FA, VAR, 0.895%, 08/20/61	724,332
743,937	Series 2012-H23, Class SA, VAR, 0.955%, 10/20/62	743,007
773,695	Series 2013-H08, Class FC, VAR, 0.875%, 02/20/63	763,575
463,596	Series 2013-H09, Class HA, 1.650%, 04/20/63	463,873
392,828	Series 2014-H17, Class FC, VAR, 0.925%, 07/20/64	387,074
617,730	Series 2015-137, Class WA, VAR, 5.483%, 01/20/38	701,462
922,696	Series 2015-H16, Class FG, VAR, 0.865%, 07/20/65	910,605
989,204	Series 2015-H30, Class FE, VAR, 1.025%, 11/20/65	979,204

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Vendee Mortgage Trust,
46,937	Series 1994-1, Class 1, VAR, 5.567%, 02/15/24	51,532
113,212	Series 1996-1, Class 1Z, 6.750%, 02/15/26	131,476
60,748	Series 1996-2, Class 1Z, 6.750%, 06/15/26	70,074
224,179	Series 1997-1, Class 2Z, 7.500%, 02/15/27	264,322
60,445	Series 1998-1, Class 2E, 7.000%, 03/15/28	72,721

		31,624,665

	Non-Agency CMO — 4.3%
99,869	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	100,007
	Alternative Loan Trust,
1,701,781	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,688,527
451,389	Series 2005-20CB, Class 3A8, IF, IO, 4.317%, 07/25/35	64,772
641,421	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	602,621
297,484	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	268,660
640,102	Series 2005-22T1, Class A2, IF, IO, 4.637%, 06/25/35	114,398
354,452	Series 2005-J1, Class 1A4, IF, IO, 4.667%, 02/25/35	25,895
162,755	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	163,699
	Banc of America Alternative Loan Trust,
213,026	Series 2004-5, Class 3A3, PO, 06/25/34	179,514
19,640	Series 2004-6, Class 15PO, PO, 07/25/19	19,102
	Banc of America Funding Trust,
31,433	Series 2004-1, Class PO, PO, 03/25/34	25,542
208,504	Series 2005-6, Class 2A7, 5.500%, 10/25/35	202,523
32,837	Series 2005-7, Class 30PO, PO, 11/25/35	26,245
116,753	Series 2005-E, Class 4A1, VAR, 2.865%, 03/20/35	114,741
	Banc of America Mortgage Trust,
8,916	Series 2003-8, Class APO, PO, 11/25/33	7,385
19,599	Series 2004-3, Class 1A26, 5.500%, 04/25/34	19,782
6,451	Series 2004-4, Class APO, PO, 05/25/34	5,586
120,428	Series 2004-5, Class 2A2, 5.500%, 06/25/34	121,748
71,528	Series 2004-6, Class 2A5, PO, 07/25/34	62,689
19,890	Series 2004-6, Class APO, PO, 07/25/34	17,630
79,364	Series 2004-J, Class 3A1, VAR, 3.148%, 11/25/34	77,475
39,042	BCAP LLC Trust, Series 2011-RR5, Class 11A3, VAR, 0.586%, 05/28/36 (e)	38,728
	Bear Stearns ARM Trust,
51,855	Series 2003-7, Class 3A, VAR, 2.535%, 10/25/33	50,662
76,486	Series 2005-5, Class A1, VAR, 2.380%, 08/25/35	76,619
260,108	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	252,913
	CHL Mortgage Pass-Through Trust,
56,166	Series 2004-7, Class 2A1, VAR, 2.554%, 06/25/34	54,746
33,255	Series 2004-HYB1, Class 2A, VAR, 2.713%, 05/20/34	31,378
49,918	Series 2004-HYB3, Class 2A, VAR, 2.354%, 06/20/34	47,142
35,721	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	36,232
4,283	Series 2004-J8, Class POA, PO, 11/25/19	4,249
112,424	Series 2005-16, Class A23, 5.500%, 09/25/35	108,957
258,124	Series 2005-22, Class 2A1, VAR, 2.728%, 11/25/35	217,485
	Citigroup Global Markets Mortgage Securities VII, Inc.,
46,628	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	46,037
617	Series 2003-UP2, Class PO1, PO, 12/25/18	562
77,635	Citigroup Mortgage Loan Trust, Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	78,298
	Citigroup Mortgage Loan Trust, Inc.,
3,576	Series 2003-UP3, Class A3, 7.000%, 09/25/33	3,631
5,962	Series 2003-UST1, Class A1, 5.500%, 12/25/18	5,953
2,194	Series 2003-UST1, Class PO1, PO, 12/25/18	2,121
1,577	Series 2003-UST1, Class PO3, PO, 12/25/18	1,525
79,439	Series 2005-1, Class 2A1A, VAR, 2.684%, 04/25/35	62,705
3,313	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	3,283
126,145	CSMC, Series 2010-11R, Class A6, VAR, 1.439%, 06/28/47 (e)	119,651
4,079	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	4,080

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
170,418	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	146,423
	First Horizon Mortgage Pass-Through Trust,
156,542	Series 2004-AR7, Class 2A2, VAR, 2.738%, 02/25/35	155,327
105,164	Series 2005-AR1, Class 2A2, VAR, 2.959%, 04/25/35	102,929
	GMACM Mortgage Loan Trust,
82,558	Series 2003-AR1, Class A4, VAR, 3.167%, 10/19/33	81,080
70,556	Series 2004-J5, Class A7, 6.500%, 01/25/35	72,799
429,342	Series 2005-AR3, Class 3A4, VAR, 2.974%, 06/19/35	417,729
	GSR Mortgage Loan Trust,
65,208	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	65,746
276,021	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	292,747
95,646	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	98,186
50,714	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 0.783%, 05/25/36	45,283
82,809	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.680%, 11/25/33	82,868
51,145	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.787%, 04/21/34	51,046
	MASTR Alternative Loan Trust,
72,544	Series 2003-9, Class 8A1, 6.000%, 01/25/34	72,313
134,864	Series 2004-4, Class 10A1, 5.000%, 05/25/24	140,056
159,970	Series 2004-6, Class 7A1, 6.000%, 07/25/34	160,362
19,243	Series 2004-7, Class 30PO, PO, 08/25/34	14,694
58,383	Series 2004-8, Class 6A1, 5.500%, 09/25/19	59,411
53,340	Series 2004-10, Class 1A1, 4.500%, 09/25/19	53,592
	MASTR Asset Securitization Trust,
198,940	Series 2003-11, Class 9A6, 5.250%, 12/25/33	205,558
5,613	Series 2003-12, Class 15PO, PO, 12/25/18	5,574
14,139	Series 2004-6, Class 15PO, PO, 07/25/19	13,483
8,828	Series 2004-8, Class PO, PO, 08/25/19	8,292
25,154	Series 2004-10, Class 15PO, PO, 10/25/19	23,916
56,205	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	44,336
46,437	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.073%, 02/25/35	43,939
43,153	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	43,650
315,483	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	81,230
	RALI Trust,
11,109	Series 2002-QS8, Class A5, 6.250%, 06/25/17	11,114
624,154	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	648,830
4,305	Series 2003-QS3, Class A2, IF, 15.547%, 02/25/18	4,525
30,260	Series 2003-QS9, Class A3, IF, IO, 7.117%, 05/25/18	1,401
49,804	Series 2003-QS14, Class A1, 5.000%, 07/25/18	50,028
15,202	Series 2003-QS18, Class A1, 5.000%, 09/25/18	15,315
3,826	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	3,872
105,749	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 2.888%, 09/25/35	86,643
4,662	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	4,682
	Springleaf Mortgage Loan Trust,
95,800	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	95,593
124,000	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	123,877
108,000	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	107,840
104,974	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	105,002
125,000	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	125,507
54,309	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.454%, 06/25/34	54,010
83,226	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	84,883
	WaMu Mortgage Pass-Through Certificates Trust,
15,436	Series 2003-AR8, Class A, VAR, 2.475%, 08/25/33	15,676
70,659	Series 2003-AR9, Class 1A6, VAR, 2.521%, 09/25/33	70,895
910	Series 2003-S4, Class 3A, 5.500%, 06/25/33	910

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
25,777	Series 2004-AR3, Class A2, VAR, 2.507%, 06/25/34	25,876
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,053,848	Series 2005-2, Class 1A4, IF, IO, 4.617%, 04/25/35	176,468
364,526	Series 2005-2, Class 2A3, IF, IO, 4.567%, 04/25/35	51,987
297,976	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	61,758
272,810	Series 2005-4, Class CB7, 5.500%, 06/25/35	253,001
12,136	Series 2005-4, Class DP, PO, 06/25/20	11,000
84,821	Series 2005-6, Class 2A4, 5.500%, 08/25/35	77,084
	Wells Fargo Mortgage-Backed Securities Trust,
21,072	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	21,021
42,144	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	42,242
49,293	Series 2004-EE, Class 3A1, VAR, 2.722%, 12/25/34	49,374
125,861	Series 2004-P, Class 2A1, VAR, 2.737%, 09/25/34	125,315
228,220	Series 2005-AR3, Class 1A1, VAR, 2.785%, 03/25/35	232,719
66,489	Series 2005-AR8, Class 2A1, VAR, 2.836%, 06/25/35	67,295
58,720	Series 2005-AR16, Class 2A1, VAR, 2.854%, 02/25/34	58,882

		10,602,692

	Total Collateralized Mortgage Obligations (Cost $39,334,567)	42,227,357

Commercial Mortgage-Backed Securities — 1.6%
	A10 Securitization LLC,
2,842	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,842
201,803	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	201,757
104,650	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	103,339
104,079	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 07/10/46	104,171
18,996	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	18,912
	BB-UBS Trust,
100,000	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	102,028
100,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	99,488
7,077,925	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.388%, 12/11/49 (e)	19,728
90,631	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	91,100
	COMM Mortgage Trust,
125,000	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	127,428
200,000	Series 2014-CR19, Class A5, 3.796%, 08/10/47	216,120
156,000	Series 2015-CR25, Class A4, 3.759%, 08/10/48	167,531
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
229,000	Series K038, Class A2, 3.389%, 03/25/24	248,825
423,681	Series KF12, Class A, VAR, 1.125%, 09/25/22	424,910
55,000	Series KJ02, Class A2, 2.597%, 09/25/20	57,017
250,000	Series KPLB, Class A, 2.770%, 05/25/25	253,452
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	123,091
3,055,297	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.444%, 12/15/43 (e)	5,721
129,589	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	129,710
173,000	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.891%, 07/14/34 (e)	171,070
	RAIT Trust,
250,000	Series 2014-FL2, Class B, VAR, 2.586%, 05/13/31 (e)	245,979
250,000	Series 2015-FL5, Class B, VAR, 4.336%, 01/15/31 (e)	249,529
120,000	Resource Capital Corp., Ltd., (Cayman Islands), Series 2015-CRE4, Class A, VAR, 1.836%, 08/15/32 (e)	117,814
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	120,996
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	110,550
200,000	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	211,006
12,354	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.171%, 01/15/41	12,331
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	120,615

	Total Commercial Mortgage-Backed Securities (Cost $3,789,814)	3,857,060

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 16.2%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
7,000	Johnson Controls, Inc., 4.950%, 07/02/64	6,336

	Automobiles — 0.1%
150,000	Daimler Finance North America LLC, 1.875%, 01/11/18 (e)	150,778
50,000	General Motors Co., 6.600%, 04/01/36	55,019
65,000	Hyundai Capital America, 2.400%, 10/30/18 (e)	65,325

		271,122

	Hotels, Restaurants & Leisure — 0.0% (g)
28,000	Starbucks Corp., 2.700%, 06/15/22	29,039

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
66,000	3.800%, 12/05/24	72,312
65,000	4.800%, 12/05/34	73,013

		145,325

	Media — 0.8%
	21st Century Fox America, Inc.,
50,000	6.650%, 11/15/37	62,257
50,000	7.250%, 05/18/18	55,473
150,000	7.300%, 04/30/28	196,913
	CBS Corp.,
99,000	3.700%, 08/15/24	101,987
42,000	4.000%, 01/15/26	43,869
94,000	CCO Safari II LLC, 4.464%, 07/23/22 (e)	98,255
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	99,959
	Comcast Corp.,
39,000	4.200%, 08/15/34	41,225
87,000	4.250%, 01/15/33	92,654
130,000	6.450%, 03/15/37	172,336
30,000	6.500%, 01/15/17	31,300
35,000	6.500%, 11/15/35	47,029
20,000	Cox Communications, Inc., 8.375%, 03/01/39 (e)	22,826
	Discovery Communications LLC,
78,000	4.375%, 06/15/21	81,760
30,000	4.950%, 05/15/42	26,188
100,000	Historic TW, Inc., 9.150%, 02/01/23	133,419
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	95,890
	Thomson Reuters Corp., (Canada),
25,000	3.850%, 09/29/24	25,682
84,000	3.950%, 09/30/21	88,420
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	54,792
50,000	6.750%, 07/01/18	55,011
50,000	7.300%, 07/01/38	58,650
75,000	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	95,277
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	38,598
75,000	6.200%, 03/15/40	86,058
7,000	6.250%, 03/29/41	8,091
15,000	6.500%, 11/15/36	17,401
	Viacom, Inc.,
15,000	2.750%, 12/15/19	15,276
22,000	3.250%, 03/15/23	21,287
43,000	3.875%, 12/15/21	44,680
20,000	4.500%, 02/27/42	16,038
16,000	4.850%, 12/15/34	14,201
2,000	6.250%, 04/30/16	2,008

		2,044,810

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
18,000	4.375%, 09/01/23	18,489
26,000	4.500%, 12/15/34	21,112
9,000	5.125%, 01/15/42	7,698

		47,299

	Specialty Retail — 0.1%
28,000	Gap, Inc. (The), 5.950%, 04/12/21	30,336
	Home Depot, Inc. (The),
37,000	3.000%, 04/01/26	38,842
34,000	4.250%, 04/01/46	37,427
	Lowe’s Cos., Inc.,
72,000	3.375%, 09/15/25	77,199
75,000	7.110%, 05/15/37	102,986

		286,790

	Total Consumer Discretionary	2,830,721

	Consumer Staples — 0.8%
	Beverages — 0.3%
	Anheuser-Busch InBev Finance, Inc.,
154,000	3.300%, 02/01/23	160,102
241,000	4.700%, 02/01/36	260,450
23,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	26,807
38,000	Brown-Forman Corp., 4.500%, 07/15/45	41,576
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	101,315
107,000	PepsiCo, Inc., 4.450%, 04/14/46	119,300

		709,550

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

	Food & Staples Retailing — 0.2%
21,000	Costco Wholesale Corp., 2.250%, 02/15/22	21,297
	CVS Health Corp.,
80,000	3.500%, 07/20/22	85,753
36,000	4.000%, 12/05/23	39,686
129,000	4.875%, 07/20/35	143,831
16,000	5.300%, 12/05/43	18,890
	Kroger Co. (The),
67,000	4.000%, 02/01/24	72,512
18,000	5.400%, 07/15/40	20,748
25,000	7.500%, 04/01/31	32,655
	Walgreens Boots Alliance, Inc.,
36,000	3.300%, 11/18/21	37,070
47,000	3.800%, 11/18/24	48,363
23,000	4.500%, 11/18/34	22,336
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	97,546

		640,687

	Food Products — 0.3%
55,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	63,888
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	28,107
8,000	ConAgra Foods, Inc., 2.100%, 03/15/18	8,017
13,000	Kellogg Co., 1.750%, 05/17/17	13,096
	Kraft Heinz Foods Co.,
35,000	3.500%, 06/06/22	36,790
31,000	5.375%, 02/10/20	34,603
122,000	6.125%, 08/23/18	134,469
133,000	6.875%, 01/26/39	169,914
27,000	Mead Johnson Nutrition Co., 4.125%, 11/15/25	28,668
75,000	Mondelez International, Inc., 4.000%, 02/01/24	80,524
49,000	Tyson Foods, Inc., 3.950%, 08/15/24	52,237

		650,313

	Household Products — 0.0% (g)
49,821	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	59,853

	Total Consumer Staples	2,060,403

	Energy — 1.6%
	Energy Equipment & Services — 0.1%
21,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	13,826
9,000	Ensco plc, (United Kingdom), 5.200%, 03/15/25	5,040
	Halliburton Co.,
54,000	3.500%, 08/01/23	54,527
37,000	4.850%, 11/15/35	36,998
	Nabors Industries, Inc.,
15,000	4.625%, 09/15/21	12,728
15,000	5.000%, 09/15/20	12,964
	Noble Holding International Ltd., (Cayman Islands),
5,000	3.950%, 03/15/22	3,050
25,000	6.050%, 03/01/41	12,250
18,000	7.950%, 04/01/45	10,098
	Transocean, Inc., (Cayman Islands),
42,000	6.500%, 11/15/20	29,400
51,000	7.125%, 12/15/21	34,425
14,000	8.100%, 12/15/41	7,245

		232,551

	Oil, Gas & Consumable Fuels — 1.5%
50,000	Apache Corp., 6.900%, 09/15/18	54,157
18,000	Boardwalk Pipelines LP, 4.950%, 12/15/24	16,461
	BP Capital Markets plc, (United Kingdom),
121,000	2.750%, 05/10/23	118,679
15,000	3.506%, 03/17/25	15,227
150,000	3.814%, 02/10/24	155,950
	Buckeye Partners LP,
30,000	4.350%, 10/15/24	26,944
15,000	4.875%, 02/01/21	15,149
	Canadian Natural Resources Ltd., (Canada),
65,000	3.900%, 02/01/25	58,421
100,000	5.900%, 02/01/18	103,747
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	11,558
23,000	4.450%, 09/15/42	17,797
8,000	6.750%, 11/15/39	7,660
20,000	Chevron Corp., 2.355%, 12/05/22	19,986
200,000	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	206,685
	ConocoPhillips,
25,000	5.750%, 02/01/19	27,122
120,000	6.000%, 01/15/20	133,440
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	76,748
43,000	ConocoPhillips Co., 3.350%, 11/15/24	41,540
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	39,573
21,000	4.750%, 05/15/42	15,401
	Ecopetrol S.A., (Colombia),
33,000	4.125%, 01/16/25	27,885
39,000	5.375%, 06/26/26	35,353
	Energy Transfer Partners LP,
27,000	3.600%, 02/01/23	23,423

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
45,000	4.750%, 01/15/26	40,894
17,000	5.150%, 03/15/45	13,215
	EnLink Midstream Partners LP,
22,000	4.150%, 06/01/25	17,071
65,000	5.050%, 04/01/45	43,730
	Enterprise Products Operating LLC,
38,000	3.700%, 02/15/26	37,272
25,000	3.750%, 02/15/25	24,954
25,000	3.900%, 02/15/24	25,269
6,000	4.950%, 10/15/54	5,208
16,000	5.100%, 02/15/45	15,530
15,000	EOG Resources, Inc., 2.625%, 03/15/23	14,214
181,000	Exxon Mobil Corp., 3.043%, 03/01/26	185,246
55,000	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	50,144
50,000	Kerr-McGee Corp., 7.875%, 09/15/31	54,622
	Magellan Midstream Partners LP,
14,000	3.200%, 03/15/25	13,412
76,000	5.150%, 10/15/43	71,079
150,000	Marathon Oil Corp., 6.000%, 10/01/17	152,049
29,000	Marathon Petroleum Corp., 3.625%, 09/15/24	26,518
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	96,625
	Noble Energy, Inc.,
14,000	5.050%, 11/15/44	11,924
15,000	5.625%, 05/01/21	15,075
45,000	Occidental Petroleum Corp., 3.500%, 06/15/25	46,085
	ONEOK Partners LP,
25,000	3.375%, 10/01/22	22,436
25,000	3.800%, 03/15/20	23,842
100,000	4.900%, 03/15/25	94,213
15,000	6.650%, 10/01/36	13,953
25,000	Petrobras Global Finance B.V., (Netherlands), 7.875%, 03/15/19	23,801
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	65,755
	Petroleos Mexicanos, (Mexico),
30,000	4.250%, 01/15/25	27,750
20,000	4.875%, 01/18/24	19,605
33,000	5.500%, 06/27/44	27,149
42,000	6.375%, 01/23/45	38,848
50,000	6.625%, 06/15/35	47,680
	Plains All American Pipeline LP/PAA Finance Corp.,
15,000	2.600%, 12/15/19	14,203
50,000	3.600%, 11/01/24	43,118
130,000	4.650%, 10/15/25	120,187
50,000	4.900%, 02/15/45	38,504
	Spectra Energy Capital LLC,
47,000	3.300%, 03/15/23	41,616
50,000	5.650%, 03/01/20	51,388
45,000	7.500%, 09/15/38	46,678
50,000	8.000%, 10/01/19	54,972
	Spectra Energy Partners LP,
34,000	2.950%, 09/25/18	34,134
19,000	3.500%, 03/15/25	18,351
7,000	4.500%, 03/15/45	6,211
25,000	5.950%, 09/25/43	26,351
	Statoil ASA, (Norway),
143,000	2.650%, 01/15/24	139,314
50,000	3.125%, 08/17/17	51,333
23,000	3.250%, 11/10/24	23,256
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	49,987
	Sunoco Logistics Partners Operations LP,
13,000	4.250%, 04/01/24	11,934
141,000	4.400%, 04/01/21	138,463
53,000	5.350%, 05/15/45	44,512
	Total Capital International S.A., (France),
28,000	1.550%, 06/28/17	28,110
50,000	2.750%, 06/19/21	51,443
	TransCanada PipeLines Ltd., (Canada),
50,000	6.500%, 08/15/18	54,174
50,000	7.125%, 01/15/19	55,514

		3,757,827

	Total Energy	3,990,378

	Financials — 6.6%
	Banks — 2.2%
	Bank of America Corp.,
50,000	2.000%, 01/11/18	50,206
50,000	3.300%, 01/11/23	50,420
388,000	3.875%, 08/01/25	402,140
92,000	Series L, 3.950%, 04/21/25	91,536
69,000	4.450%, 03/03/26	71,083
295,000	5.650%, 05/01/18	316,674
245,000	5.750%, 12/01/17	260,342
135,000	6.400%, 08/28/17	143,490
50,000	6.500%, 08/01/16	50,890
90,000	6.875%, 04/25/18	98,822
25,000	7.625%, 06/01/19	29,094
	Bank of Nova Scotia (The), (Canada),
100,000	1.450%, 04/25/18	100,024
100,000	1.700%, 06/11/18	100,231
150,000	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	158,134

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	BB&T Corp.,
100,000	3.950%, 04/29/16	100,252
50,000	5.250%, 11/01/19	54,849
	Citigroup, Inc.,
100,000	1.700%, 04/27/18	99,640
40,000	1.750%, 05/01/18	39,891
137,000	2.150%, 07/30/18	137,750
50,000	2.400%, 02/18/20	50,191
22,000	3.875%, 10/25/23	23,038
50,000	4.300%, 11/20/26	49,759
20,000	4.400%, 06/10/25	20,394
210,000	4.450%, 09/29/27	211,311
69,000	4.650%, 07/30/45	72,259
58,000	5.500%, 09/13/25	63,470
56,000	8.125%, 07/15/39	82,842
10,000	Comerica, Inc., 3.800%, 07/22/26	9,702
250,000	Cooperatieve Rabobank UA, (Netherlands), 4.375%, 08/04/25	257,400
83,000	Fifth Third Bancorp, 2.875%, 07/27/20	84,157
350,000	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (e) (d)	7,000
111,000	HSBC Bank plc, (United Kingdom), 4.125%, 08/12/20 (e)	118,840
73,000	Huntington Bancshares, Inc., 3.150%, 03/14/21	74,171
56,000	KeyCorp, 2.900%, 09/15/20	56,918
9,000	MUFG Americas Holdings Corp., 2.250%, 02/10/20	8,954
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	167,118
25,000	5.625%, 02/01/17	25,857
25,000	6.700%, 06/10/19	28,589
	Royal Bank of Canada, (Canada),
50,000	1.875%, 02/05/20	50,239
80,000	2.000%, 10/01/18	80,987
69,000	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	69,404
229,000	Toronto-Dominion Bank (The), (Canada), 1.750%, 07/23/18	229,964
100,000	U.S. Bancorp, 7.500%, 06/01/26	136,221
50,000	Wachovia Corp., 5.750%, 02/01/18	53,830
	Wells Fargo & Co.,
65,000	2.600%, 07/22/20	66,513
31,000	4.300%, 07/22/27	32,893
284,000	5.606%, 01/15/44	329,109
200,000	SUB, 3.676%, 06/15/16	201,251
250,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	268,177
121,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	133,539

		5,419,565

	Capital Markets — 1.7%
60,000	Ameriprise Financial, Inc., 4.000%, 10/15/23	63,430
	Bank of New York Mellon Corp. (The),
100,000	3.250%, 09/11/24	103,013
83,000	Series 0012, 3.650%, 02/04/24	87,918
55,000	4.600%, 01/15/20	60,155
	BlackRock, Inc.,
65,000	4.250%, 05/24/21	71,932
65,000	Series 2, 5.000%, 12/10/19	72,722
65,000	6.250%, 09/15/17	69,791
	Blackstone Holdings Finance Co. LLC,
21,000	4.450%, 07/15/45 (e)	19,830
100,000	5.875%, 03/15/21 (e)	115,873
200,000	Deutsche Bank AG, (Germany), 2.950%, 08/20/20	200,771
	Goldman Sachs Group, Inc. (The),
36,000	2.600%, 04/23/20	36,296
55,000	2.625%, 01/31/19	56,087
188,000	2.750%, 09/15/20	190,733
42,000	3.750%, 02/25/26	43,074
30,000	4.250%, 10/21/25	30,504
23,000	5.250%, 07/27/21	25,889
156,000	5.375%, 03/15/20	173,103
200,000	5.950%, 01/18/18	214,478
75,000	5.950%, 01/15/27	85,987
50,000	6.150%, 04/01/18	54,090
80,000	6.750%, 10/01/37	95,555
125,000	7.500%, 02/15/19	143,983
29,000	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	30,530
	Jefferies Group LLC,
110,000	6.450%, 06/08/27	115,937
100,000	6.875%, 04/15/21	112,910
	Macquarie Bank Ltd., (Australia),
285,000	1.600%, 10/27/17 (e)	283,941
100,000	2.850%, 07/29/20 (e)	101,684
100,000	4.000%, 07/29/25 (e)	101,948
	Morgan Stanley,
25,000	2.650%, 01/27/20	25,370
142,000	2.800%, 06/16/20	144,586
69,000	3.700%, 10/23/24	71,264
141,000	3.875%, 01/27/26	147,092
198,000	4.000%, 07/23/25	207,036
20,000	4.350%, 09/08/26	20,582
35,000	5.500%, 07/28/21	39,943

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
200,000	5.625%, 09/23/19	222,554
130,000	5.950%, 12/28/17	139,087
65,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	75,006
	State Street Corp.,
24,000	3.100%, 05/15/23	24,233
147,000	3.550%, 08/18/25	156,410
77,000	3.700%, 11/20/23	82,944
17,000	TD Ameritrade Holding Corp., 2.950%, 04/01/22	17,351

		4,135,622

	Consumer Finance — 0.9%
50,000	American Express Co., 7.000%, 03/19/18	54,844
	American Express Credit Corp.,
130,000	1.800%, 07/31/18	130,563
71,000	Series F, 2.600%, 09/14/20	72,723
	American Honda Finance Corp.,
200,000	1.600%, 02/16/18 (e)	201,208
33,000	2.250%, 08/15/19	33,769
	Capital One Financial Corp.,
110,000	3.500%, 06/15/23	111,320
86,000	4.200%, 10/29/25	87,076
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	86,685
100,000	7.050%, 10/01/18	113,410
50,000	7.150%, 02/15/19	57,734
	Ford Motor Credit Co. LLC,
200,000	3.984%, 06/15/16	201,268
200,000	4.250%, 02/03/17	204,462
114,000	General Motors Financial Co., Inc., 3.200%, 07/13/20	113,745
50,000	HSBC Finance Corp., 7.350%, 11/27/32	59,141
	HSBC USA, Inc.,
100,000	1.625%, 01/16/18	99,827
135,000	2.350%, 03/05/20	133,627
168,000	2.750%, 08/07/20	168,781
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	38,998
44,000	1.600%, 07/13/18	44,352
42,000	3.150%, 10/15/21	44,203
82,000	3.400%, 09/11/25	86,501
	Toyota Motor Credit Corp.,
100,000	2.125%, 07/18/19	102,258
60,000	2.800%, 07/13/22	62,146

		2,308,641

	Diversified Financial Services — 0.5%
63,000	Berkshire Hathaway, Inc., 2.750%, 03/15/23	64,250
	CME Group, Inc.,
97,000	3.000%, 03/15/25	98,306
16,000	5.300%, 09/15/43	19,061
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	75,426
	GE Capital International Funding Co., (Ireland),
389,000	0.964%, 04/15/16 (e)	389,021
251,000	2.342%, 11/15/20 (e)	257,135
	Intercontinental Exchange, Inc.,
23,000	2.500%, 10/15/18	23,422
59,000	4.000%, 10/15/23	61,639
36,000	Invesco Finance plc, (United Kingdom), 3.750%, 01/15/26	37,515
50,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	60,975
	Shell International Finance B.V., (Netherlands),
42,000	1.125%, 08/21/17	41,973
70,000	2.125%, 05/11/20	70,649
47,000	4.125%, 05/11/35	48,158
60,000	6.375%, 12/15/38	73,458

		1,320,988

	Insurance — 0.8%
31,000	Allstate Corp. (The), 3.150%, 06/15/23	31,870
	American International Group, Inc.,
24,000	3.750%, 07/10/25	23,971
59,000	4.125%, 02/15/24	61,479
60,000	4.700%, 07/10/35	59,622
	Aon Corp.,
40,000	3.125%, 05/27/16	40,138
18,000	6.250%, 09/30/40	20,981
46,000	Aon plc, (United Kingdom), 3.875%, 12/15/25	46,897
	Berkshire Hathaway Finance Corp.,
62,000	4.300%, 05/15/43	65,575
50,000	5.400%, 05/15/18	54,512
100,000	5.750%, 01/15/40	125,454
	Chubb INA Holdings, Inc.,
120,000	2.700%, 03/13/23	121,264
42,000	2.875%, 11/03/22	43,340
75,000	CNA Financial Corp., 3.950%, 05/15/24	74,550
97,000	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	97,248
27,000	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	29,277
20,000	Lincoln National Corp., 4.850%, 06/24/21	21,718
25,000	Marsh & McLennan Cos., Inc., 3.300%, 03/14/23	25,495

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
100,000	MassMutual Global Funding II, 3.125%, 04/14/16 (e)	100,060
	MetLife, Inc.,
87,000	3.600%, 11/13/25	89,145
28,000	4.050%, 03/01/45	26,487
	Metropolitan Life Global Funding I,
100,000	1.500%, 01/10/18 (e)	100,139
175,000	3.650%, 06/14/18 (e)	183,056
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	110,571
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	103,403
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	193,657
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	27,139

		1,877,048

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
40,000	3.500%, 01/31/23	40,379
38,000	5.000%, 02/15/24	41,700
80,000	American Tower Trust I, 3.070%, 03/15/23 (e)	80,001
67,000	Boston Properties LP, 3.650%, 02/01/26	69,523
	Equity Commonwealth,
75,000	5.875%, 09/15/20	81,583
100,000	6.650%, 01/15/18	105,097
115,000	HCP, Inc., 3.875%, 08/15/24	110,992
	Prologis LP,
24,000	3.750%, 11/01/25	25,043
27,000	4.250%, 08/15/23	29,121
20,000	Realty Income Corp., 3.875%, 07/15/24	20,276
	Simon Property Group LP,
119,000	2.500%, 07/15/21	121,598
70,000	4.375%, 03/01/21	77,064
	Ventas Realty LP,
9,000	3.500%, 02/01/25	8,844
29,000	3.750%, 05/01/24	28,977
34,000	4.125%, 01/15/26	34,913
37,000	Welltower Inc., 4.500%, 01/15/24	38,409

		913,520

	Thrifts & Mortgage Finance — 0.1%
87,000	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/14/19	87,829
200,000	BPCE S.A., (France), 4.875%, 04/01/26 (e)	198,359

		286,188

	Total Financials	16,261,572

	Health Care — 0.7%
	Biotechnology — 0.2%
	Amgen, Inc.,
25,000	2.125%, 05/01/20	25,306
100,000	5.150%, 11/15/41	110,355
40,000	5.700%, 02/01/19	44,612
82,000	5.750%, 03/15/40	96,575
	Baxalta, Inc.,
22,000	3.600%, 06/23/22 (e)	22,350
8,000	5.250%, 06/23/45 (e)	8,502
79,000	Biogen, Inc., 2.900%, 09/15/20	81,302
	Celgene Corp.,
49,000	3.250%, 08/15/22	50,598
41,000	3.625%, 05/15/24	42,378
53,000	5.000%, 08/15/45	57,311
	Gilead Sciences, Inc.,
54,000	3.250%, 09/01/22	57,061
29,000	3.650%, 03/01/26	30,816

		627,166

	Health Care Providers & Services — 0.3%
	Anthem, Inc.,
47,000	2.300%, 07/15/18	47,535
18,000	3.300%, 01/15/23	18,198
18,000	4.650%, 01/15/43	17,829
65,000	4.650%, 08/15/44	64,585
	Cardinal Health, Inc.,
23,000	2.400%, 11/15/19	23,349
28,000	3.750%, 09/15/25	29,594
	Express Scripts Holding Co.,
48,000	3.500%, 06/15/24	47,573
77,000	4.500%, 02/25/26	79,723
	UnitedHealth Group, Inc.,
36,000	1.900%, 07/16/18	36,563
175,000	2.125%, 03/15/21	176,531
42,000	3.350%, 07/15/22	44,680
34,000	4.625%, 07/15/35	37,957
50,000	6.625%, 11/15/37	68,903

		693,020

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
45,000	1.750%, 11/06/17	45,208
22,000	2.900%, 11/06/22	22,389
29,000	4.500%, 05/14/35	30,131
	Actavis Funding SCS, (Luxembourg),
42,000	3.450%, 03/15/22	43,603
42,000	4.550%, 03/15/35	43,273
43,000	Allergan, Inc., 3.375%, 09/15/20	44,709

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
52,000	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	58,054
36,000	Johnson & Johnson, 3.550%, 03/01/36	37,433
	Merck & Co., Inc.,
21,000	2.350%, 02/10/22	21,401
63,000	2.800%, 05/18/23	65,739
10,000	3.700%, 02/10/45	10,176
	Zoetis, Inc.,
14,000	1.875%, 02/01/18	13,986
9,000	4.700%, 02/01/43	8,464

		444,566

	Total Health Care	1,764,752

	Industrials — 1.2%
	Aerospace & Defense — 0.1%
32,000	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	32,606
45,000	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	46,141
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	59,727
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	33,188
30,000	4.850%, 09/15/41	33,876
22,000	Series B, 6.150%, 09/01/36	27,448
45,000	Precision Castparts Corp., 3.250%, 06/15/25	46,911
25,000	United Technologies Corp., 4.150%, 05/15/45	25,947

		305,844

	Air Freight & Logistics — 0.0% (g)
16,000	FedEx Corp., 3.900%, 02/01/35	15,489
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	43,899

		59,388

	Airlines — 0.0% (g)
23,520	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	23,873
20,353	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	21,523
32,029	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	33,710

		79,106

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
35,000	3.500%, 07/15/22	30,275
28,000	4.875%, 07/15/42	18,760
21,000	Republic Services, Inc., 3.550%, 06/01/22	22,169
	Waste Management, Inc.,
8,000	3.900%, 03/01/35	7,766
43,000	4.750%, 06/30/20	47,815

		126,785

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., 2.875%, 05/08/22	23,673
44,000	Fluor Corp., 3.375%, 09/15/21	46,450

		70,123

	Industrial Conglomerates — 0.4%
	Danaher Corp.,
123,000	3.350%, 09/15/25	130,833
44,000	3.900%, 06/23/21	48,127
	General Electric Co.,
100,000	3.100%, 01/09/23	105,892
88,000	5.500%, 01/08/20	100,941
100,000	5.875%, 01/14/38	130,290
200,000	6.750%, 03/15/32	272,080
22,000	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	23,561
114,000	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	114,327
26,000	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	26,981

		953,032

	Machinery — 0.1%
80,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	80,857
	Parker-Hannifin Corp.,
30,000	4.450%, 11/21/44	32,638
25,000	5.500%, 05/15/18	27,258

		140,753

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
50,000	3.000%, 03/15/23	52,021
25,000	3.600%, 09/01/20	26,830
25,000	4.375%, 09/01/42	26,452
35,000	4.700%, 09/01/45	38,981
77,000	5.150%, 09/01/43	90,040
126,000	5.400%, 06/01/41	149,565
100,000	5.650%, 05/01/17	104,874
85,000	5.750%, 05/01/40	105,133
	Canadian Pacific Railway Co., (Canada),
35,000	4.500%, 01/15/22	38,150
127,000	6.125%, 09/15/15 [1]	136,171
	CSX Corp.,
19,000	3.950%, 05/01/50	17,356
33,000	4.250%, 06/01/21	36,069
50,000	5.500%, 04/15/41	57,360

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
25,000	7.375%, 02/01/19	28,770
	ERAC USA Finance LLC,
45,000	4.500%, 08/16/21 (e)	48,940
12,000	5.625%, 03/15/42 (e)	13,506
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	66,986
66,000	6.000%, 05/23/11 [2]	73,780
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	27,196

		1,138,180

	Trading Companies & Distributors — 0.0% (g)
27,000	WW Grainger, Inc., 4.600%, 06/15/45	30,199

	Total Industrials	2,903,410

	Information Technology — 1.0%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
11,000	2.900%, 03/04/21	11,575
56,000	3.000%, 06/15/22	59,476
75,000	5.900%, 02/15/39	96,976

		168,027

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
13,000	3.000%, 03/01/18	13,159
8,000	4.500%, 03/01/23	8,381
25,000	6.000%, 04/01/20	27,538
80,000	6.875%, 06/01/18	86,752
7,000	7.500%, 01/15/27	8,396

		144,226

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
50,000	2.600%, 07/15/22	48,060
70,000	3.450%, 08/01/24	69,090

		117,150

	IT Services — 0.2%
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	57,043
	International Business Machines Corp.,
174,000	2.250%, 02/19/21	177,816
169,000	4.000%, 06/20/42	171,913
50,000	6.220%, 08/01/27	65,358
	Xerox Corp.,
18,000	5.625%, 12/15/19	18,603
50,000	6.750%, 02/01/17	51,830

		542,563

	Semiconductors & Semiconductor Equipment — 0.0% (g)
	Intel Corp.,
49,000	3.700%, 07/29/25	53,671
60,000	4.000%, 12/15/32	62,742
24,000	4.900%, 07/29/45	26,917

		143,330

	Software — 0.3%
	Microsoft Corp.,
30,000	2.375%, 02/12/22	30,907
143,000	2.375%, 05/01/23	144,804
160,000	2.650%, 11/03/22	166,369
18,000	3.500%, 02/12/35	17,628
19,000	4.000%, 02/12/55	18,662
	Oracle Corp.,
52,000	2.800%, 07/08/21	54,437
51,000	4.300%, 07/08/34	53,637
50,000	5.750%, 04/15/18	54,669
100,000	6.500%, 04/15/38	133,198

		674,311

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
55,000	2.150%, 02/09/22	55,494
142,000	2.400%, 05/03/23	142,863
126,000	2.850%, 05/06/21	132,115
32,000	3.200%, 05/13/25	33,525
31,000	3.450%, 02/09/45	27,998
43,000	4.500%, 02/23/36	46,143
69,000	VAR, 0.869%, 05/03/18	68,876
25,000	Dell, Inc., 7.100%, 04/15/28	24,250
	HP, Inc.,
24,000	4.300%, 06/01/21	24,979
20,000	4.650%, 12/09/21	21,167
71,000	6.000%, 09/15/41	63,856

		641,266

	Total Information Technology	2,430,873

	Materials — 0.5%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
22,000	3.375%, 03/15/25	21,174
10,000	4.125%, 03/15/35	8,690
38,000	5.250%, 01/15/45	37,525
80,000	CF Industries, Inc., 7.125%, 05/01/20	91,067
30,000	Dow Chemical Co. (The), 7.375%, 11/01/29	38,460
25,000	E.I. du Pont de Nemours & Co., 4.900%, 01/15/41	26,339
90,000	Ecolab, Inc., 3.250%, 01/14/23	92,491
9,000	Monsanto Co., 4.700%, 07/15/64	7,777

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Mosaic Co. (The),
24,000	3.750%, 11/15/21	24,925
71,000	4.250%, 11/15/23	74,204
8,000	4.875%, 11/15/41	7,515
36,000	5.450%, 11/15/33	37,013
22,000	5.625%, 11/15/43	22,976
10,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	10,175
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	15,901
50,000	9.000%, 05/01/21	64,250
16,000	Praxair, Inc., 2.650%, 02/05/25	16,081
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	121,854
80,000	7.750%, 10/01/96	93,404

		811,821

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
44,000	3.850%, 09/30/23	45,315
40,000	5.400%, 03/29/17	41,496
80,000	6.500%, 04/01/19	90,004
	Freeport-McMoRan, Inc.,
55,000	3.875%, 03/15/23	37,262
134,000	5.400%, 11/14/34	82,075
39,000	5.450%, 03/15/43	23,888
13,000	Nucor Corp., 4.000%, 08/01/23	13,549
29,000	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	28,813
	Teck Resources Ltd., (Canada),
26,000	3.750%, 02/01/23	17,144
42,000	4.750%, 01/15/22	28,980

		408,526

	Total Materials	1,220,347

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
102,000	3.000%, 06/30/22	103,483
14,000	3.400%, 05/15/25	14,033
230,000	3.600%, 02/17/23	238,941
67,000	3.800%, 03/15/22	70,604
140,000	3.875%, 08/15/21	148,977
10,000	4.300%, 12/15/42	9,153
23,000	4.500%, 05/15/35	22,680
125,000	4.600%, 02/15/21	136,754
26,000	4.750%, 05/15/46	25,362
205,000	5.350%, 09/01/40	215,550
100,000	5.500%, 02/01/18	107,138
125,000	6.000%, 08/15/40	138,971
45,000	6.300%, 01/15/38	51,644
50,000	Centel Capital Corp., 9.000%, 10/15/19	57,718
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	104,945
	GTP Acquisition Partners I LLC,
58,000	2.350%, 06/15/20 (e)	57,073
67,000	3.482%, 06/16/25 (e)	67,905
35,000	Orange S.A., (France), 2.750%, 09/14/16	35,260
	Telefonica Emisiones S.A.U., (Spain),
25,000	5.134%, 04/27/20	27,664
19,000	5.462%, 02/16/21	21,585
	Verizon Communications, Inc.,
16,000	2.625%, 02/21/20	16,463
45,000	3.000%, 11/01/21	46,756
89,000	3.500%, 11/01/24	93,380
72,000	4.400%, 11/01/34	72,788
106,000	4.500%, 09/15/20	117,026
89,000	4.522%, 09/15/48	89,151
81,000	4.672%, 03/15/55	77,760
285,000	4.862%, 08/21/46	300,539
38,000	5.012%, 08/21/54	38,123
104,000	6.400%, 09/15/33	127,920
	Verizon Pennsylvania LLC,
100,000	8.350%, 12/15/30	132,292
50,000	8.750%, 08/15/31	67,419

		2,835,057

	Wireless Telecommunication Services — 0.1%
42,000	Crown Castle Towers LLC, 3.222%, 05/15/22 (e)	42,063
	Rogers Communications, Inc., (Canada),
80,000	4.100%, 10/01/23	86,200
50,000	6.800%, 08/15/18	55,670
25,000	8.750%, 05/01/32	34,654
	Vodafone Group plc, (United Kingdom),
50,000	1.500%, 02/19/18	49,947
50,000	1.625%, 03/20/17	50,196

		318,730

	Total Telecommunication Services	3,153,787

	Utilities — 1.4%
	Electric Utilities — 1.0%
62,000	Alabama Power Co., 6.125%, 05/15/38	78,948
9,000	Arizona Public Service Co., 4.500%, 04/01/42	9,840
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	43,108
75,000	5.100%, 04/15/18	80,830

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
60,000	Duke Energy Indiana LLC, 6.350%, 08/15/38	79,921
25,000	Duke Energy Progress LLC, 5.300%, 01/15/19	27,616
	Electricite de France S.A., (France),
40,000	2.150%, 01/22/19 (e)	40,464
75,000	6.000%, 01/22/14 (e) [3]	76,746
30,000	Florida Power & Light Co., 5.950%, 02/01/38	39,221
25,000	Georgia Power Co., 5.950%, 02/01/39	30,373
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	19,593
100,000	Hydro-Quebec, (Canada), Series IO, 8.050%, 07/07/24	138,307
	Kansas City Power & Light Co.,
24,000	3.150%, 03/15/23	24,136
50,000	5.300%, 10/01/41	56,760
59,000	MidAmerican Energy Co., 3.500%, 10/15/24	63,097
	Niagara Mohawk Power Corp.,
19,000	3.508%, 10/01/24 (e)	19,647
40,000	4.881%, 08/15/19 (e)	43,733
25,000	Northern States Power Co., 6.250%, 06/01/36	33,095
40,000	Ohio Power Co., 6.050%, 05/01/18	43,275
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	33,454
25,000	7.000%, 09/01/22	30,950
	Pacific Gas & Electric Co.,
43,000	2.950%, 03/01/26	43,437
16,000	3.500%, 06/15/25	16,917
24,000	4.500%, 12/15/41	25,870
75,000	5.625%, 11/30/17	79,837
100,000	6.050%, 03/01/34	127,514
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	99,953
35,000	Progress Energy, Inc., 4.400%, 01/15/21	37,712
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	18,979
175,000	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	218,680
	Public Service Electric & Gas Co.,
83,000	3.000%, 05/15/25	85,727
28,000	5.375%, 11/01/39	34,366
	Southern California Edison Co.,
16,286	1.845%, 02/01/22	16,083
53,000	Series C, 3.500%, 10/01/23	56,711
50,000	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	59,031
200,000	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	199,380
	Virginia Electric & Power Co.,
120,000	5.400%, 04/30/18	129,637
70,000	6.350%, 11/30/37	92,350
	Xcel Energy, Inc.,
74,000	3.300%, 06/01/25	75,887
20,000	6.500%, 07/01/36	25,907

		2,457,092

	Gas Utilities — 0.1%
50,000	Atmos Energy Corp., 4.125%, 10/15/44	50,733
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	22,315
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	26,483
49,000	Dominion Gas Holdings LLC, 2.800%, 11/15/20	50,031

		149,562

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
15,000	2.950%, 01/15/20	15,096
78,000	4.000%, 10/01/20	81,527
29,000	5.750%, 10/01/41	28,351
37,000	PSEG Power LLC, 4.150%, 09/15/21	38,682
86,000	Southern Power Co., 1.850%, 12/01/17	86,631

		250,287

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	37,816
42,000	4.400%, 06/01/43	38,484
96,000	5.875%, 03/15/41	109,811
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	47,256
30,000	DTE Energy Co., 3.300%, 06/15/22 (e)	31,134
	Sempra Energy,
47,000	3.550%, 06/15/24	47,696
62,000	4.050%, 12/01/23	65,174
100,000	6.500%, 06/01/16	100,781
43,000	WEC Energy Group, Inc., 3.550%, 06/15/25	44,671

		522,823

	Water Utilities — 0.0% (g)
34,000	American Water Capital Corp., 3.400%, 03/01/25	35,815

	Total Utilities	3,415,579

	Total Corporate Bonds (Cost $38,607,585)	40,031,822

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — 0.3%
7,000	Republic of Peru, (Peru), 5.625%, 11/18/50	7,875
50,000	Republic of Poland, (Poland), 4.000%, 01/22/24	53,375
200,000	Republic of Turkey, (Turkey), 5.750%, 03/22/24	216,250
	United Mexican States, (Mexico),
203,000	3.500%, 01/21/21	210,105
200,000	3.600%, 01/30/25	203,700
58,000	4.000%, 10/02/23	60,755
48,000	5.550%, 01/21/45	53,160

	Total Foreign Government Securities (Cost $761,486)	805,220

Mortgage Pass-Through Securities — 10.3%
	Federal Home Loan Mortgage Corp.,
84,890	ARM, 2.405%, 04/01/34	89,641
43,604	ARM, 2.459%, 01/01/27	45,731
72,727	ARM, 2.500%, 03/01/35	75,877
15,577	ARM, 2.511%, 04/01/30	16,372
25,235	ARM, 2.723%, 01/01/37	26,862
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
5,367	4.500%, 08/01/18	5,545
20,451	6.500%, 10/01/17—02/01/19	20,865
14,031	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 12/01/22	15,879
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
66,749	5.500%, 10/01/33	76,525
130,088	6.000%, 04/01/26—02/01/39	147,685
136,256	6.500%, 11/01/25—11/01/34	156,367
63,371	7.000%, 04/01/35	77,214
3,497	8.500%, 07/01/28	4,326
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,584,703	3.500%, 04/01/33—06/01/42	1,674,360
394,717	4.000%, 06/01/42	424,779
41,201	7.000%, 07/01/29	46,167
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
7,939	10.000%, 01/01/20—09/01/20	8,039
	Federal National Mortgage Association,
243,813	ARM, 2.027%, 01/01/35	254,116
409	ARM, 2.115%, 03/01/19	418
61,546	ARM, 2.331%, 10/01/34	65,207
52,131	ARM, 2.345%, 05/01/35	55,111
7,340	ARM, 2.387%, 04/01/34	7,511
36,876	ARM, 2.402%, 07/01/33	38,974
84,162	ARM, 2.422%, 08/01/34	88,726
69,555	ARM, 2.547%, 01/01/34	72,792
64,125	ARM, 2.681%, 04/01/33	67,554
1,745	ARM, 3.755%, 03/01/29	1,854
	Federal National Mortgage Association, 15 Year, Single Family,
20,297	3.500%, 05/01/19	21,440
58,953	4.500%, 03/01/23—05/01/23	62,209
4,461	5.000%, 06/01/18	4,609
23,465	5.500%, 04/01/22	24,540
35,412	6.000%, 03/01/18—09/01/22	37,021
14,973	6.500%, 08/01/20	15,742
	Federal National Mortgage Association, 20 Year, Single Family,
24,629	4.500%, 01/01/25	26,781
187,286	5.000%, 11/01/23	207,004
42,601	6.500%, 03/01/19—12/01/22	48,723
	Federal National Mortgage Association, 30 Year, FHA/VA,
23,401	8.500%, 10/01/26—06/01/30	24,482
41,836	9.000%, 04/01/25	47,338
	Federal National Mortgage Association, 30 Year, Single Family,
203,213	3.000%, 09/01/31	208,614
973,148	3.500%, 06/01/43	1,022,293
22,885	4.500%, 04/01/38—05/01/39	24,907
59,841	5.000%, 09/01/35	66,303
20,911	5.500%, 01/01/38—06/01/38	23,501
90,987	6.000%, 01/01/29—03/01/33	105,336
214,978	6.500%, 09/01/25—11/01/36	252,851
1,482	7.000%, 08/01/32	1,584
13,696	7.500%, 03/01/30	14,689
71,858	8.000%, 03/01/27—11/01/28	86,887
	Federal National Mortgage Association, Other,
489,000	ARM, 1.215%, 12/01/25	487,808
1,000,000	2.010%, 06/01/20	1,018,376
284,215	2.340%, 12/01/22	291,781
1,000,000	2.400%, 12/01/22—02/01/23	1,025,343
500,000	2.450%, 11/01/22	514,230
500,000	2.500%, 04/01/23	516,967
1,000,000	2.520%, 05/01/23	1,029,666
500,000	2.630%, 03/01/26	510,223
1,000,000	3.020%, 07/01/23	1,053,127
650,000	3.030%, 04/01/30	654,952
500,000	3.080%, 04/01/30	509,053
1,000,000	3.100%, 09/01/25	1,058,145
1,000,000	3.120%, 11/01/26	1,051,070
1,925,000	3.290%, 08/01/26	2,048,410
1,000,000	3.340%, 02/01/27	1,068,101
859,448	3.500%, 05/01/43	903,055

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
684,801	3.690%, 10/01/29	729,736
300,000	3.765%, 12/01/25	330,532
2,000,000	3.980%, 08/01/25	2,232,655
1,156,387	4.000%, 07/01/42	1,244,103
119,482	5.500%, 09/01/33—04/01/38	133,308
282,600	5.895%, 10/01/17	299,929
53,988	6.000%, 09/01/28	61,766
155,651	6.500%, 10/01/35	178,431
	Government National Mortgage Association II, 30 Year, Single Family,
2,110	7.500%, 12/20/26	2,438
43,111	8.000%, 11/20/26—01/20/27	52,301
2,078	8.500%, 05/20/25	2,379
	Government National Mortgage Association II, Other,
302,808	ARM, 2.375%, 07/20/34—09/20/34	311,955
	Government National Mortgage Association, 30 Year, Single Family,
104,001	6.000%, 05/15/37—10/15/38	117,364
55,433	6.500%, 03/15/28—12/15/38	63,455
21,169	7.000%, 12/15/25—06/15/33	24,992
13,568	7.500%, 05/15/23—09/15/28	14,767
9,387	8.000%, 09/15/22—10/15/27	10,568
2,480	9.000%, 11/15/24	2,764
50,240	9.500%, 10/15/24	54,865

	Total Mortgage Pass-Through Securities (Cost $24,659,073)	25,499,966

Municipal Bonds — 0.2% (t)
	Illinois — 0.1%
160,000	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	149,909

	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	38,212
130,000	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	161,777

		199,989

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11 [2]	105,585

	Total Municipal Bonds (Cost $416,174)	455,483

U.S. Government Agency Securities — 12.1%
125,000	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16	128,140
	Federal National Mortgage Association,
3,000,000	12.513%, 10/09/19 (n)	2,850,243
30,000	0.875%, 05/21/18	30,037
630,000	Federal National Mortgage Association STRIPS,13.157%, 03/23/28 (n)	443,265
	Financing Corp.,
2,000,000	14.187%, 11/02/18 (n)	1,947,306
8,000,000	11.086%, 12/06/18 (n)	7,795,168
100,000	5.842%, 09/26/19 (n)	95,832
	Residual Funding Corp. STRIPS,
6,000,000	2.051%, 10/15/20 (n)	5,588,574
4,100,000	11.414%, 07/15/20 (n)	3,841,261
2,000,000	Resolution Funding Corp. STRIPS, 15.576%, 01/15/20 (n)	1,892,592
	Tennessee Valley Authority,
161,000	4.250%, 09/15/65	169,822
33,000	4.625%, 09/15/60	37,484
100,000	5.250%, 09/15/39	127,629
5,000,000	Tennessee Valley Authority STRIPS, 11.158%, 07/15/16 (n)	4,987,385

	Total U.S. Government Agency Securities (Cost $26,873,846)	29,934,738

U.S. Treasury Obligations — 28.2%
	U.S. Treasury Bonds,
200,000	2.875%, 05/15/43	210,742
280,000	3.500%, 02/15/39	333,189
100,000	3.875%, 08/15/40	125,340
105,000	4.250%, 05/15/39	138,957
2,565,000	4.375%, 02/15/38	3,466,859
815,000	4.375%, 11/15/39	1,096,716
150,000	4.500%, 02/15/36	205,811
175,000	4.500%, 05/15/38	240,502
300,000	5.375%, 02/15/31	430,160
200,000	6.125%, 11/15/27	288,234
50,000	6.250%, 05/15/30	76,272
338,000	8.000%, 11/15/21	459,957
	U.S. Treasury Coupon STRIPS,
1,000,000	1.575%, 11/15/19 (n)	961,173
310,000	1.763%, 02/15/20 (n)	296,849
1,790,000	1.899%, 05/15/21 (n)	1,665,352
1,800,000	2.020%, 08/15/21 (n)	1,665,520
1,660,000	2.065%, 08/15/23 (n)	1,464,699
12,173,000	2.075%, 05/15/20 (n)	11,570,266
730,000	2.178%, 05/15/19 (n)	708,866
500,000	2.288%, 11/15/23 (n)	438,181
710,000	2.366%, 02/15/21 (n)	664,631
2,650,000	2.415%, 05/15/23 (n)	2,352,291
760,000	2.484%, 05/15/22 (n)	690,324
970,000	2.550%, 02/15/22 (n)	886,719
3,540,000	2.557%, 08/15/16 (n)	3,535,040

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
150,000	2.568%, 02/15/18 (n)	147,933
500,000	2.591%, 11/15/22 (n)	449,179
140,000	2.694%, 05/15/28 (n)	107,754
200,000	2.695%, 05/15/25 (n)	167,850
2,690,000	2.743%, 02/15/23 (n)	2,401,021
300,000	2.808%, 08/15/32 (n)	203,612
27,000	2.823%, 02/15/28 (n)	20,945
200,000	2.840%, 08/15/22 (n)	180,836
350,000	2.843%, 08/15/20 (n)	331,205
110,000	2.972%, 11/15/24 (n)	93,787
760,000	2.974%, 11/15/31 (n)	529,416
65,000	3.006%, 02/15/35 (n)	40,520
250,000	3.008%, 08/15/27 (n)	197,022
615,000	3.030%, 11/15/21 (n)	567,076
50,000	3.041%, 11/15/34 (n)	31,394
23,000	3.203%, 08/15/26 (n)	18,671
2,250,000	3.220%, 05/15/32 (n)	1,537,600
250,000	3.239%, 05/15/35 (n)	154,801
400,000	3.257%, 08/15/19 (n)	386,314
250,000	3.278%, 11/15/26 (n)	201,477
825,000	3.366%, 02/15/17 (n)	820,198
50,000	3.368%, 02/15/25 (n)	42,274
350,000	3.395%, 02/15/32 (n)	242,139
700,000	3.404%, 02/15/27 (n)	559,927
400,000	3.408%, 02/15/33 (n)	266,814
350,000	3.475%, 05/15/34 (n)	223,558
1,175,000	3.478%, 05/15/33 (n)	777,404
200,000	3.507%, 11/15/29 (n)	147,597
275,000	3.511%, 05/15/31 (n)	194,097
300,000	3.554%, 08/15/30 (n)	216,442
300,000	3.559%, 11/15/30 (n)	215,007
710,000	3.579%, 11/15/27 (n)	556,103
300,000	3.579%, 08/15/29 (n)	223,409
3,625,000	3.656%, 08/15/17 (n)	3,592,832
658,000	3.677%, 02/15/29 (n)	495,910
400,000	3.758%, 08/15/31 (n)	280,331
800,000	3.768%, 11/15/32 (n)	537,209
1,025,000	3.853%, 11/15/33 (n)	666,635
550,000	3.861%, 02/15/31 (n)	393,046
300,000	4.178%, 05/15/30 (n)	218,695
100,000	4.453%, 05/15/26 (n)	81,703
375,000	4.658%, 02/15/34 (n)	241,653
975,000	4.661%, 02/15/30 (n)	714,821
100,000	5.458%, 08/15/33 (n)	65,579
100,000	6.052%, 11/15/28 (n)	75,880
125,000	6.097%, 05/15/27 (n)	99,163
50,000	6.242%, 08/15/28 (n)	38,285
700,000	7.832%, 11/15/17 (n)	691,804
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	138,579
300,000	3.625%, 04/15/28	605,031
170,000	U.S. Treasury Inflation Indexed Notes, 1.375%, 07/15/18	197,052
	U.S. Treasury Notes,
1,915,000	0.625%, 09/30/17	1,912,531
545,000	0.875%, 10/15/17	546,320
150,000	1.250%, 10/31/18	151,629
125,000	1.250%, 11/30/18	126,392
400,000	1.375%, 12/31/18	405,828
400,000	1.500%, 08/31/18	406,766
150,000	1.750%, 09/30/22	152,303
2,900,000	1.750%, 05/15/23	2,939,875
100,000	2.000%, 10/31/21	103,379
150,000	2.000%, 07/31/22	154,682
200,000	2.125%, 08/31/20	208,203
500,000	2.125%, 08/15/21	520,761
300,000	2.125%, 12/31/21	312,012
400,000	2.250%, 07/31/18	413,375
115,000	2.250%, 04/30/21	120,584
200,000	2.375%, 08/15/24	210,625
200,000	2.625%, 11/15/20	212,719
200,000	2.750%, 02/15/19	210,758
1,000,000	2.750%, 02/15/24	1,082,852
1,742,000	3.125%, 05/15/19	1,861,966
600,000	3.125%, 05/15/21	655,195
200,000	3.250%, 12/31/16	203,937
300,000	3.500%, 02/15/18	315,457
450,000	3.500%, 05/15/20	492,943
650,000	3.625%, 02/15/21	723,455

	Total U.S. Treasury Obligations (Cost $65,939,619)	69,804,787

SHARES
Short-Term Investment — 5.4%
	Investment Company — 5.4%
13,277,856	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $13,277,856)	13,277,856

	Total Investments — 99.7% (Cost $234,334,729)	246,483,699
	Other Assets in Excess of Liabilities — 0.3%	690,162

	NET ASSETS — 100.0%	$247,173,861

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2016.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
[1]	—	Security matures in 2115.
[2]	—	Security matures in 2111.
[3]	—	Security matures in 2114.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,360,377
Aggregate gross unrealized depreciation	(1,211,407)

Net unrealized appreciation/depreciation	$12,148,970

Federal income tax cost of investments	$234,334,729

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$17,352,167	$3,237,243	$20,589,410
Collateralized Mortgage Obligations
Agency CMO	—	31,624,665	—	31,624,665
Non-Agency CMO	—	9,190,831	1,411,861	10,602,692

Total Collateralized Mortgage Obligations	—	40,815,496	1,411,861	42,227,357

Commercial Mortgage-Backed Securities	—	3,336,103	520,957	3,857,060
Corporate Bonds
Consumer Discretionary	—	2,830,721	—	2,830,721
Consumer Staples	—	2,060,403	—	2,060,403
Energy	—	3,990,378	—	3,990,378
Financials	—	16,254,572	7,000	16,261,572
Health Care	—	1,764,752	—	1,764,752
Industrials	—	2,903,410	—	2,903,410
Information Technology	—	2,430,873	—	2,430,873
Materials	—	1,220,347	—	1,220,347
Telecommunication Services	—	3,153,787	—	3,153,787
Utilities	—	3,415,579	—	3,415,579

Total Corporate Bonds	—	40,024,822	7,000	40,031,822

Foreign Government Securities	—	805,220	—	805,220
Mortgage Pass-Through Securities	—	25,499,966	—	25,499,966
Municipal Bonds	—	455,483	—	455,483
U.S. Government Agency Securities	—	29,934,738	—	29,934,738
U.S. Treasury Obligations	—	69,804,787	—	69,804,787
Short-Term Investment
Investment Company	13,277,856	—	—	13,277,856

Total Investments in Securities	$13,277,856	$228,028,782	$5,177,061	$246,483,699

There were no significant transfers between levels 1 and 2 during the period ended March 31, 2016.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016
Investments in Securities:
Asset-Backed Securities	$4,179,856	$—	$3,910	$64	$170,970	$(224,199)	$585,954	$(1,479,312)	$3,237,243
Collateralized Mortgage Obligations — Non-Agency CMO	1,412,403	—	39,591	9,653	—	(49,786)	—	—	1,411,861
Commercial Mortgage-Backed Securities	38,033	—	(4,902)	(6,777)	—	—	494,603	—	520,957
Corporate Bond — Financials	108,500	—	(101,500)	—	—	—	—	—	7,000

	$5,738,792	$—	$(62,901)	$2,940	$170,970	$(273,985)	$1,080,557	$(1,479,312)	$5,177,061

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2016, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(62,976).

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,733,885	Discounted Cash Flow	Constant Prepayment Rate	0% - 30.00% (2.60%)
			Constant Default Rate	0.00% - 36.00% (14.61%)
			Yield (Discount Rate of Cash Flows)	1.89% - 5.39% (4.12%)

Asset-Backed Securities	2,733,885

	1,356,524	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 30.00% (12.50%)
			Constant Default Rate	0.00% - 9.29% (3.89%)
			Yield (Discount Rate of Cash Flows)	0.00% - 66.92% (5.22%)

Collateralized Mortgage Obligations	1,356,524

	271,428	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (9.38%)
			Yield (Discount Rate of Cash Flows)	0.96% - 4.75% (4.40%)

Commercial Mortgage-Backed Securities	271,428

Total	$4,361,837

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At March 31, 2016, the value of these securities was $815,224. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.9%
	United States — 3.9%
66,785	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	67,422
102,003	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1, VAR, 1.336%, 04/25/34	95,148
79,165	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, VAR, 1.183%, 05/25/34	74,090
57,397	Credit-Based Asset Servicing and Securitization LLC, Series 2001-CB3, Class M2, VAR, 6.863%, 01/25/39	57,442
	CWABS, Inc. Asset-Backed Certificates,
69,984	Series 2004-1, Class M2, VAR, 1.258%, 03/25/34	63,214
104,220	Series 2004-5, Class M3, VAR, 2.158%, 07/25/34	93,339
48,632	GSAMP Trust, Series 2003-SEA, Class A1, VAR, 0.833%, 02/25/33	45,042
113,463	Home Equity Asset Trust, Series 2007-2, Class 2A2, VAR, 0.618%, 07/25/37	108,280
	Morgan Stanley ABS Capital I, Inc. Trust,
82,336	Series 2003-NC10, Class M1, VAR, 1.453%, 10/25/33	77,023
424,719	Series 2003-SD1, Class M1, VAR, 2.683%, 03/25/33	391,212
94,575	Series 2004-NC7, Class M2, VAR, 1.363%, 07/25/34	90,889
55,801	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, VAR, 0.963%, 12/25/33	52,422
212,083	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, VAR, 1.316%, 08/25/33	195,891
63,308	Saxon Asset Securities Trust, Series 2003-3, Class M1, VAR, 1.411%, 12/25/33	59,049
75,729	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, VAR, 1.408%, 10/25/33	72,734
88,748	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF2, Class A1, VAR, 1.433%, 08/25/37	81,101

	Total Asset-Backed Securities (Cost $1,630,094)	1,624,298

Collateralized Mortgage Obligations — 4.1%
	Non-Agency CMO — 4.1%
	United States — 4.1%
42,208	Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5, 5.500%, 11/25/33	42,837
51,637	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 2.935%, 02/25/35	50,744
85,299	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, VAR, 3.006%, 05/25/35	83,242
91,421	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 2.641%, 02/25/35	89,915
117,696	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 0.873%, 05/25/35	106,918
	Impac CMB Trust
194,693	Series 2004-6, Class 1A2, VAR, 1.213%, 10/25/34	176,703
161,312	Series 2004-7, Class 1A2, VAR, 1.353%, 11/25/34	148,312
66,324	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.783%, 08/25/36	64,521
61,406	JP Morgan Mortgage Trust, Series 2005-A3, Class 4A1, VAR, 2.810%, 06/25/35	61,606
17,380	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	15,497
55,298	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.591%, 01/25/37	54,145
53,154	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 2.782%, 07/25/34	50,764
–(h)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, VAR, 0.713%, 12/25/35	—	(h)
61,460	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	61,342
75,846	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	76,413
66,968	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR10, Class 1A3, VAR, 2.497%, 09/25/35	63,870
	Wells Fargo Mortgage-Backed Securities Trust
88,511	Series 2004-EE, Class 2A2, VAR, 2.750%, 12/25/34	89,910
186,907	Series 2004-W, Class A1, VAR, 2.754%, 11/25/34	185,583
40,760	Series 2005-16, Class A8, 5.750%, 01/25/36	43,277
31,615	Series 2005-AR2, Class 2A1, VAR, 2.874%, 03/25/35	31,259
57,101	Series 2005-AR4, Class 2A2, VAR, 2.969%, 04/25/35	56,952

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
106,594	Series 2006-AR3, Class A3, VAR, 3.034%, 03/25/36	103,877
44,021	Series 2006-AR8, Class 3A1, VAR, 2.853%, 04/25/36	42,149

	Total Collateralized Mortgage Obligations (Cost $1,681,000)	1,699,836

Common Stocks — 33.5%
	Australia — 1.1%
7,728	AMP Ltd.	34,255
4,080	Australia & New Zealand Banking Group Ltd.	73,140
4,099	BHP Billiton Ltd.	52,966
849	Commonwealth Bank of Australia	48,672
3,408	Dexus Property Group	20,696
9,118	Goodman Group	46,632
941	Macquarie Group Ltd.	47,628
774	National Australia Bank Ltd.	15,541
7,873	Qantas Airways Ltd. (a)	24,574
2,299	Wesfarmers Ltd.	72,972
1,526	Westpac Banking Corp.	35,445

		472,521

	Belgium — 0.2%
722	Anheuser-Busch InBev S.A./N.V.	89,699

	Bermuda — 0.1%
601	Lazard Ltd., Class A	23,319

	Canada — 0.0% (g)
266	Brookfield Asset Management, Inc., Class A	9,254
700	Novadaq Technologies, Inc. (a)	7,763

		17,017

	Denmark — 0.1%
1,018	Novo Nordisk A/S, Class B	55,128

	Finland — 0.4%
562	Cargotec Oyj, Class B	18,128
11,016	Nokia OYJ	65,350
4,438	Outokumpu OYJ (a)	17,258
2,027	UPM-Kymmene OYJ	36,647
910	Wartsila OYJ Abp	41,135

		178,518

	France — 1.8%
645	Air Liquide S.A.	72,363
1,167	Airbus Group SE	77,322
477	Arkema S.A.	35,736
3,564	AXA S.A.	83,571
1,553	BNP Paribas S.A.	78,024
1,513	Engie S.A.	23,442
6,469	Natixis S.A.	31,803
701	Renault S.A.	69,664
682	Sanofi	54,830
695	Schneider Electric SE	43,799
469	Thales S.A.	40,983
1,515	TOTAL S.A.	68,935
2,408	Vivendi S.A.	50,464

		730,936

	Germany — 1.6%
480	adidas AG	56,045
94	Allianz SE	15,266
354	BASF SE	26,619
805	Bayer AG	94,330
1,056	Brenntag AG	60,174
1,245	Daimler AG	95,283
4,666	Deutsche Telekom AG	83,654
3,791	E.ON SE	36,249
392	HeidelbergCement AG	33,499
3,160	Infineon Technologies AG	44,804
246	Linde AG	35,743
1,040	SAP SE	83,687
209	Siemens AG	22,104

		687,457

	Hong Kong — 0.6%
4,000	AIA Group Ltd.	22,736
7,052	Cheung Kong Property Holdings Ltd.	45,445
5,052	CK Hutchison Holdings Ltd.	65,636
1,700	Hang Seng Bank Ltd.	30,080
5,500	Power Assets Holdings Ltd.	56,290
11,600	Sands China Ltd.	47,356

		267,543

	Ireland — 0.4%
455	DCC plc	40,128
529	Ryanair Holdings plc, ADR	45,399
1,256	Shire plc	71,635

		157,162

	Israel — 0.1%
362	Caesarstone Sdot-Yam Ltd. (a)	12,435
504	Mobileye N.V. (a)	18,794
451	Teva Pharmaceutical Industries Ltd., ADR	24,133

		55,362

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Italy — 0.5%
3,140	Assicurazioni Generali S.p.A.	46,481
1,903	Atlantia S.p.A.	52,727
15,913	Enel S.p.A.	70,546
6,681	UniCredit S.p.A.	24,085

		193,839

	Japan — 4.6%
1,700	Bridgestone Corp.	63,449
200	Central Japan Railway Co.	35,370
600	Daikin Industries Ltd.	44,811
1,000	Dentsu, Inc.	50,167
3,700	DMG Mori Co., Ltd.	33,974
600	East Japan Railway Co.	51,756
12,000	Fujitsu Ltd.	44,373
12,000	Hitachi Ltd.	56,242
1,700	Honda Motor Co., Ltd.	46,480
2,700	J. Front Retailing Co., Ltd.	35,827
12,700	JX Holdings, Inc.	48,900
7,000	Kajima Corp.	43,850
2,000	KDDI Corp.	53,362
2,900	Kirin Holdings Co., Ltd.	40,625
2,000	Kyowa Hakko Kirin Co., Ltd.	31,914
2,000	Kyushu Electric Power Co., Inc. (a)	19,005
1,600	LIXIL Group Corp.	32,636
700	Mabuchi Motor Co., Ltd.	32,567
3,500	Mazda Motor Corp.	54,326
16,700	Mitsubishi UFJ Financial Group, Inc.	77,381
3,400	Mitsui & Co., Ltd.	39,095
2,000	Mitsui Fudosan Co., Ltd.	49,815
1,600	MS&AD Insurance Group Holdings, Inc.	44,594
400	Nidec Corp.	27,369
2,700	Nippon Steel & Sumitomo Metal Corp.	51,763
1,500	Nippon Telegraph & Telephone Corp.	64,796
1,200	Omron Corp.	35,691
3,500	ORIX Corp.	49,851
1,700	Otsuka Holdings Co., Ltd.	61,747
1,600	Seiko Epson Corp.	25,733
1,600	Seven & i Holdings Co., Ltd.	68,172
2,500	Sony Corp.	64,278
2,100	Sumitomo Mitsui Financial Group, Inc.	63,751
1,000	Suntory Beverage & Food Ltd.	44,987
1,200	Suzuken Co., Ltd.	40,729
4,000	Takashimaya Co., Ltd.	33,435
14,000	Tokyo Gas Co., Ltd.	65,260
2,500	Toyota Motor Corp.	132,589
2,500	Yamato Holdings Co., Ltd.	49,843

		1,910,513

	Luxembourg — 0.1%
7,213	ArcelorMittal	32,541

	Netherlands — 1.5%
4,945	Aegon N.V.	27,177
552	ASML Holding N.V.	55,550
686	Heineken N.V.	62,068
6,031	ING Groep N.V., CVA	72,172
12,220	Koninklijke KPN N.V.	51,172
2,029	Koninklijke Philips N.V.	57,793
1,142	NN Group N.V.	37,280
480	NXP Semiconductors N.V. (a)	38,913
3,334	Royal Dutch Shell plc, Class A	80,503
5,034	Royal Dutch Shell plc, Class B	122,501

		605,129

	New Zealand — 0.1%
18,546	Spark New Zealand Ltd.	46,753

	Norway — 0.1%
2,259	DNB ASA	26,675

	Portugal — 0.1%
1,776	Galp Energia SGPS S.A.	22,301

	Singapore — 0.2%
323	Broadcom Ltd.	49,904
4,700	DBS Group Holdings Ltd.	53,542

		103,446

	Spain — 0.4%
9,415	Banco Santander S.A.	41,350
22,655	Bankia S.A.	21,327
4,936	Distribuidora Internacional de Alimentacion S.A.	25,576
2,014	Repsol S.A.	22,645
6,148	Telefonica S.A.	68,714

		179,612

	Sweden — 0.3%
1,553	Electrolux AB, Series B (a)	40,782
4,992	Nordea Bank AB	47,883
5,066	Sandvik AB	52,321

		140,986

	Switzerland — 2.1%
315	Actelion Ltd. (a)	47,010
473	Allied World Assurance Co. Holdings AG	16,527
194	Chubb Ltd.	23,115
742	Cie Financiere Richemont S.A.	49,009

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Switzerland — continued
1,090	Credit Suisse Group AG (a)	15,393
1,096	LafargeHolcim Ltd. (a)	51,378
2,935	Nestle S.A.	219,012
1,562	Novartis AG	113,014
675	Roche Holding AG	165,740
59	Syngenta AG	24,467
5,757	UBS Group AG	92,607
1,008	Wolseley plc	56,901

		874,173

	United Kingdom — 3.6%
7,627	3i Group plc	49,871
918	Associated British Foods plc	44,043
1,421	AstraZeneca plc	79,337
6,883	Aviva plc	44,942
25,639	Barclays plc	55,037
4,626	Barratt Developments plc	37,138
9,627	BP plc	48,167
2,361	British American Tobacco plc	138,062
706	Burberry Group plc	13,802
18,774	Centrica plc	61,332
5,977	Dixons Carphone plc	36,528
4,855	GlaxoSmithKline plc	98,281
12,501	HSBC Holdings plc	77,745
1,286	InterContinental Hotels Group plc	52,914
12,212	ITV plc	42,199
85,777	Lloyds Banking Group plc	83,547
3,580	Prudential plc	66,618
899	Reckitt Benckiser Group plc	86,715
1,108	Rio Tinto Ltd.	36,078
745	Rio Tinto plc	20,883
6,972	RSA Insurance Group plc	47,514
864	SABMiller plc	52,771
1,328	Standard Chartered plc	8,981
12,570	Taylor Wimpey plc	34,258
1,282	Unilever N.V., CVA	57,637
34,387	Vodafone Group plc	109,270

		1,483,670

	United States — 13.5%
626	Acadia Healthcare Co., Inc. (a)	34,499
255	Acuity Brands, Inc.	55,626
316	Adobe Systems, Inc. (a)	29,641
486	Aetna, Inc.	54,602
171	Affiliated Managers Group, Inc. (a)	27,770
225	Air Products & Chemicals, Inc.	32,411
22	Alleghany Corp. (a)	10,916
227	Alphabet, Inc., Class C (a)	169,104
140	Amazon.com, Inc. (a)	83,110
524	American Electric Power Co., Inc.	34,794
1,661	American Homes 4 Rent, Class A	26,410
795	American International Group, Inc.	42,970
606	Amphenol Corp., Class A	35,039
176	Analog Devices, Inc.	10,417
636	Apple, Inc.	69,318
590	Aramark	19,541
411	Arista Networks, Inc. (a)	25,934
324	Arrow Electronics, Inc. (a)	20,869
33	AutoZone, Inc. (a)	26,291
409	Ball Corp.	29,158
3,771	Bank of America Corp.	50,984
429	Bed Bath & Beyond, Inc. (a)	21,296
949	Best Buy Co., Inc.	30,786
62	BlackRock, Inc.	21,115
245	Brinker International, Inc.	11,258
590	Bristol-Myers Squibb Co.	37,689
797	Brixmor Property Group, Inc.	20,419
891	Capital One Financial Corp.	61,755
710	Carlisle Cos., Inc.	70,645
1,572	CBRE Group, Inc., Class A (a)	45,305
362	CBS Corp. (Non-Voting), Class B	19,943
356	Celgene Corp. (a)	35,632
1,756	Charles Schwab Corp. (The)	49,203
137	Charter Communications, Inc., Class A (a)	27,733
1,174	Cisco Systems, Inc.	33,424
331	CIT Group, Inc.	10,271
674	Citigroup, Inc.	28,139
1,164	Citizens Financial Group, Inc.	24,386
1,277	Clear Channel Outdoor Holdings, Inc., Class A	6,002
645	ClubCorp Holdings, Inc.	9,056
745	CNO Financial Group, Inc.	13,350
260	Columbia Sportswear Co.	15,623
373	Concho Resources, Inc. (a)	37,688
128	CoStar Group, Inc. (a)	24,086
246	CVS Health Corp.	25,518
1,672	Delta Air Lines, Inc.	81,393
733	DISH Network Corp., Class A (a)	33,909
556	Dollar General Corp.	47,594
477	Dover Corp.	30,685
226	Dr. Pepper Snapple Group, Inc.	20,209
352	Duke Energy Corp.	28,399
303	Eagle Materials, Inc.	21,243

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
603	East West Bancorp, Inc.	19,585
271	EastGroup Properties, Inc.	16,360
360	Edison International	25,880
807	Electronic Arts, Inc. (a)	53,351
332	Energizer Holdings, Inc.	13,449
844	Entercom Communications Corp., Class A (a)	8,930
838	Envision Healthcare Holdings, Inc. (a)	17,095
219	EQT Corp.	14,730
479	Eversource Energy	27,945
210	Expedia, Inc.	22,642
943	Exxon Mobil Corp.	78,825
1,084	Facebook, Inc., Class A (a)	123,684
199	First Republic Bank	13,261
729	Fortune Brands Home & Security, Inc.	40,853
760	Gap, Inc. (The)	22,344
115	Gartner, Inc. (a)	10,275
395	Genuine Parts Co.	39,247
721	Gilead Sciences, Inc.	66,231
423	Guidewire Software, Inc. (a)	23,045
523	Hanesbrands, Inc.	14,822
669	Harris Corp.	52,088
810	Hartford Financial Services Group, Inc. (The)	37,325
261	HCA Holdings, Inc. (a)	20,371
410	HCP, Inc.	13,358
1,355	HD Supply Holdings, Inc. (a)	44,810
740	Hewlett Packard Enterprise Co.	13,120
1,750	Hilton Worldwide Holdings, Inc.	39,410
687	HollyFrontier Corp.	24,265
599	Home Depot, Inc. (The)	79,925
245	Honeywell International, Inc.	27,452
797	HP, Inc.	9,819
141	Humana, Inc.	25,796
265	Illinois Tool Works, Inc.	27,147
248	Illumina, Inc. (a)	40,203
270	Jarden Corp. (a)	15,916
454	Johnson & Johnson	49,123
1,070	KapStone Paper & Packaging Corp.	14,819
538	Kimco Realty Corp.	15,484
1,205	Kinder Morgan, Inc.	21,521
359	Kite Pharma, Inc. (a)	16,482
237	KLA-Tencor Corp.	17,256
753	Kohl’s Corp.	35,097
530	Kroger Co. (The)	20,272
1,089	La Quinta Holdings, Inc. (a)	13,612
191	Lam Research Corp.	15,777
218	Legg Mason, Inc.	7,560
301	Lennox International, Inc.	40,692
1,497	Loews Corp.	57,275
318	M&T Bank Corp.	35,298
333	Marathon Petroleum Corp.	12,381
250	Marsh & McLennan Cos., Inc.	15,198
205	Martin Marietta Materials, Inc.	32,700
529	MasterCard, Inc., Class A	49,991
344	McGraw Hill Financial, Inc.	34,049
949	Media General, Inc. (a)	15,478
813	Merck & Co., Inc.	43,016
1,625	Microsoft Corp.	89,749
366	Mohawk Industries, Inc. (a)	69,869
144	Monster Beverage Corp. (a)	19,207
36	Morgan Stanley	900
425	Mosaic Co. (The)	11,475
222	National Bank Holdings Corp., Class A	4,527
346	Netflix, Inc. (a)	35,372
162	Nexstar Broadcasting Group, Inc., Class A	7,172
286	NextEra Energy, Inc.	33,845
226	Northern Trust Corp.	14,728
648	Norwegian Cruise Line Holdings Ltd. (a)	35,828
307	Old Dominion Freight Line, Inc. (a)	21,373
595	Outfront Media, Inc.	12,555
111	Palo Alto Networks, Inc. (a)	18,109
1,375	PayPal Holdings, Inc. (a)	53,075
494	PBF Energy, Inc., Class A	16,401
2,806	Pfizer, Inc.	83,170
283	Phillips 66	24,505
450	PNC Financial Services Group, Inc. (The)	38,057
271	Post Holdings, Inc. (a)	18,637
311	PPG Industries, Inc.	34,673
35	Priceline Group, Inc. (The) (a)	45,114
469	Procter & Gamble Co. (The)	38,603
295	Prudential Financial, Inc.	21,305
551	QUALCOMM, Inc.	28,178
1,013	Rayonier, Inc.	25,001
69	Regeneron Pharmaceuticals, Inc. (a)	24,870
553	Revance Therapeutics, Inc. (a)	9,655
260	salesforce.com, Inc. (a)	19,196
216	Sempra Energy	22,475
307	ServiceNow, Inc. (a)	18,782
96	Sherwin-Williams Co. (The)	27,328
228	Signature Bank (a)	31,035

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — continued
		United States — continued
	293	SolarCity Corp. (a)	7,202
	352	Splunk, Inc. (a)	17,223
	831	Sprouts Farmers Market, Inc. (a)	24,132
	684	Starbucks Corp.	40,835
	271	Stericycle, Inc. (a)	34,197
	580	SunTrust Banks, Inc.	20,926
	378	T. Rowe Price Group, Inc.	27,768
	319	TEGNA, Inc.	7,484
	113	Tesla Motors, Inc. (a)	25,964
	675	Texas Instruments, Inc.	38,759
	385	Tiffany & Co.	28,251
	210	Time Warner, Inc.	15,236
	275	Time, Inc.	4,246
	687	T-Mobile US, Inc. (a)	26,312
	310	Travelers Cos., Inc. (The)	36,180
	286	TreeHouse Foods, Inc. (a)	24,811
	823	U.S. Bancorp	33,406
	184	Ulta Salon Cosmetics & Fragrance, Inc. (a)	35,648
	364	United Technologies Corp.	36,436
	919	UnitedHealth Group, Inc.	118,459
	733	Unum Group	22,664
	570	Vantiv, Inc., Class A (a)	30,712
	803	Veeva Systems, Inc., Class A (a)	20,107
	209	VeriFone Systems, Inc. (a)	5,902
	692	Verizon Communications, Inc.	37,423
	260	Vertex Pharmaceuticals, Inc. (a)	20,667
	724	Visa, Inc., Class A	55,372
	304	Vulcan Materials Co.	32,093
	108	W.W. Grainger, Inc.	25,210
	916	Waste Connections, Inc.	59,164
	426	Wayfair, Inc., Class A (a)	18,412
	2,227	Wells Fargo & Co.	107,698
	739	WestRock Co.	28,843
	543	Weyerhaeuser Co.	16,822
	221	Workday, Inc., Class A (a)	16,982
	819	Xcel Energy, Inc.	34,251

			5,610,364

		Total Common Stocks (Cost $13,873,871)	13,964,664

PRINCIPAL AMOUNT
	Foreign Government Securities — 11.2%
		Canada — 1.3%
CAD	668,000	Republic of Canada, 1.750%, 03/01/19	532,173

		France — 2.4%
EUR	771,000	France Government Bond OAT, 1.750%, 11/25/24	989,705

		Italy — 2.6%
		Italy Buoni Poliennali Del Tesoro,
EUR	94,000	4.750%, 09/01/44 (e)	160,530
EUR	638,000	5.500%, 11/01/22	949,359

			1,109,889

		Japan — 0.8%
JPY	32,500,000	Government of Japan, Series 154, 1.200%, 09/20/35	330,504

		Spain — 0.7%
EUR	219,000	Kingdom of Spain, 4.000%, 04/30/20 (e)	286,455

		United Kingdom — 3.4%
		United Kingdom Gilt,
GBP	493,000	1.750%, 01/22/17	715,664
GBP	490,800	4.000%, 09/07/16	715,780

			1,431,444

		Total Foreign Government Securities (Cost $4,525,940)	4,680,170

SHARES
	Investment Companies — 32.4% (b)
	151,703	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	3,018,884
	1,517,045	JPMorgan High Yield Fund, Class R6 Shares	10,467,609

		Total Investment Companies (Cost $14,047,979)	13,486,493

NUMBER OF CONTRACTS
	Options Purchased — 0.8%
		Call Options Purchased — 0.8%
	228	iShares MSCI Emerging Markets ETF, Expiring 06/17/2016 @ 34.00 USD, American Style (a)	33,288
	20	S&P 500 Index, Expiring 06/17/2016 at $1,950.00, European Style	253,900
	12	S&P 500 Index, Expiring 06/17/2016 at $2,050.00, European Style	65,460

		Total Options Purchased (Cost $232,896)	352,648

SHARES
	Preferred Stocks — 0.2%
		Germany — 0.2%
	601	Henkel AG & Co. KGaA	66,115

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
180	Volkswagen AG	22,847

	Total Preferred Stocks (Cost $99,493)	88,962

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 4.3%
277,000	U.S. Treasury Bond, 4.500%, 02/15/36	380,063
	U.S. Treasury Notes,
655,000	0.500%, 01/31/17 (k)	654,514
366,500	2.125%, 06/30/22	380,745
340,500	2.250%, 11/15/24	354,998

	Total U.S. Treasury Obligations (Cost $1,738,542)	1,770,320

SHARES
Short-Term Investment — 6.1%
	Investment Company — 6.1%
2,532,462	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $2,532,462)	2,532,462

	Total Investments — 96.5% (Cost $40,362,277)	40,199,853
	Other Assets in Excess of Liabilities — 3.5%	1,477,512

	NET ASSETS — 100.0%	$41,677,365

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, March 31, 2016

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Mutual Funds	33.5%
Foreign Government Securities	11.6
Non-Agency CMO	4.2
Asset-Backed Securities	4.0
U.S. Treasury Notes	3.5
Banks	3.4
Pharmaceuticals	2.7
Insurance	1.9
Oil, Gas & Consumable Fuels	1.6
Automobiles	1.1
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	25.2
Short-Term Investments	6.3

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	10 Year Australian Government Bond	06/15/16	AUD	$1,505,741	$12,077
1	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	33,267	113
20	E-mini S&P 500	06/17/16	USD	2,051,500	50,287
2	U.S. Treasury Long Bond	06/21/16	USD	328,875	(833)
4	U.S. Ultra Bond	06/21/16	USD	690,125	5,991
	Short Futures Outstanding
(2)	Euro Bund	06/08/16	EUR	(371,684)	(1,126)
(3)	TOPIX Index	06/09/16	JPY	(359,022)	(2,377)
(9)	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	(299,400)	1,144
(4)	E-mini Russell 2000	06/17/16	USD	(443,840)	(16,458)
(3)	FTSE 100 Index	06/17/16	GBP	(262,755)	665
(20)	Mini MSCI Emerging Markets Index	06/17/16	USD	(833,900)	(32,626)
(13)	10 Year Canadian Government Bond	06/21/16	CAD	(1,412,158)	8,593

					25,450

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
194,477	AUD	Citibank, N.A.	06/28/16	146,665	148,486	(1,821)
723,690	CAD	HSBC Bank, N.A.	06/28/16	552,446	557,260	(4,814)
55,869	EUR	BNP Paribas	06/28/16	62,602	63,746	(1,144)
113,050	EUR	Goldman Sachs International	06/28/16	126,800	128,987	(2,187)
1,946,758	EUR	Royal Bank of Canada	06/28/16	2,185,678	2,221,209	(35,531)
105,466	GBP	Goldman Sachs International	06/28/16	151,576	151,523	53
190,056	GBP	HSBC Bank, N.A.	06/28/16	272,209	273,051	(842)
37,606	GBP	Merrill Lynch International	06/28/16	53,674	54,029	(355)
664,857	GBP	Royal Bank of Canada	06/28/16	948,165	955,194	(7,029)
34,152,105	JPY	Deutsche Bank AG	06/28/16	306,780	304,253	2,527
1,893,082	JPY	HSBC Bank, N.A.	06/28/16	16,837	16,865	(28)
				4,823,432	4,874,603	(51,171)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,153,826
Aggregate gross unrealized depreciation	(1,316,250)

Net unrealized appreciation/depreciation	$(162,424)

Federal income tax cost of investments	$40,362,277

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$304,171	$1,320,127	$1,624,298
Collateralized Mortgage Obligations
United States	—	1,699,836	—	1,699,836
Common Stocks
Australia	—	472,521	—	472,521
Belgium	—	89,699	—	89,699
Bermuda	23,319	—	—	23,319
Canada	17,017	—	—	17,017
Denmark	—	55,128	—	55,128
Finland	—	178,518	—	178,518
France	—	730,936	—	730,936
Germany	—	687,457	—	687,457
Hong Kong	—	267,543	—	267,543
Ireland	45,399	111,763	—	157,162
Israel	55,362	—	—	55,362
Italy	—	193,839	—	193,839
Japan	—	1,910,513	—	1,910,513
Luxembourg	—	32,541	—	32,541
Netherlands	38,913	566,216	—	605,129
New Zealand	—	46,753	—	46,753
Norway	—	26,675	—	26,675
Portugal	—	22,301	—	22,301
Singapore	49,904	53,542	—	103,446
Spain	—	179,612	—	179,612
Sweden	—	140,986	—	140,986
Switzerland	39,642	834,531	—	874,173
United Kingdom	—	1,483,670	—	1,483,670
United States	5,610,364	—	—	5,610,364

Total Common Stocks	5,879,920	8,084,744	—	13,964,664

Foreign Government Securities	—	4,680,170	—	4,680,170
Investment Companies
United States	13,486,493	—	—	13,486,493
Options Purchased
Call Options Purchased	352,648	—	—	352,648
Preferred Stocks
Germany	—	88,962	—	88,962
U.S. Treasury Obligations	—	1,770,320	—	1,770,320
Short-Term Investment
Investment Companies	2,532,462	—	—	2,532,462

Total Investments in Securities	$22,251,523	$16,628,203	$1,320,127	$40,199,853

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,075	$—	$3,075
Futures Contracts	76,948	1,922	—	78,870

Total Appreciation in Other Financial Instruments	$76,948	$4,997	$—	$81,945

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(54,246)	$—	$(54,246)
Futures Contracts	(51,043)	(2,377)	—	(53,420)

Total Depreciation in Other Financial Instruments	$(51,043)	$(56,623)	$—	$(107,666)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

There were no significant transfers between levels 1 and 2 during the period ended March 31, 2016.

	Balance as of December 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016
Investments in Securities
Asset-Backed Securities	$1,291,015	$—	$(8,039)	$1,013	$93,822	$(91,635)	$244,161	$(210,210)	$1,320,127

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2016, which were valued using significant unobservable inputs (Level 3) amounted to $(8,039).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,320,127	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 10.00% (3.19%)
			Constant Default Rate	3.00% - 7.58% (5.15%)
			Yield (Discount Rate of Cash Flows)	3.12% - 6.85% (4.67%)

Asset-Backed Securities	1,320,127

Total	$1,320,127

#	The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of March 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 4.4%
	United States — 4.4%
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
84,390	Series 2003-10, Class M1, VAR, 1.486%, 12/25/33	77,729
109,980	Series 2003-10, Class M2, VAR, 2.986%, 12/25/33	105,504
40,071	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	40,453
47,499	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, VAR, 1.183%, 05/25/34	44,454
57,397	Credit-Based Asset Servicing and Securitization LLC, Series 2001-CB3, Class M2, VAR, 6.863%, 01/25/39	57,442
104,220	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M3, VAR, 2.158%, 07/25/34	93,339
83,538	First Franklin Mortgage Loan Trust, Series 2004-FF7, Class M1, VAR, 1.303%, 09/25/34	76,762
99,022	Fremont Home Loan Trust, Series 2003-A, Class M1, VAR, 1.408%, 08/25/33	90,599
29,402	GSAMP Trust, Series 2003-SEA, Class A1, VAR, 0.833%, 02/25/33 Home Equity Asset Trust,	27,231
100,000	Series 2005-7, Class M1, VAR, 0.883%, 01/25/36	92,286
113,463	Series 2007-2, Class 2A2, VAR, 0.618%, 07/25/37	108,280
98,872	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M1, VAR, 1.333%, 09/25/34	92,120
	Morgan Stanley ABS Capital I, Inc. Trust,
49,401	Series 2003-NC10, Class M1, VAR, 1.453%, 10/25/33	46,214
254,831	Series 2003-SD1, Class M1, VAR, 2.683%, 03/25/33	234,728
109,137	Series 2004-HE3, Class M1, VAR, 1.288%, 03/25/34	102,524
122,948	Series 2004-NC7, Class M2, VAR, 1.363%, 07/25/34	118,155
33,481	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, VAR, 0.963%, 12/25/33	31,453
126,537	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, VAR, 1.316%, 08/25/33	116,876
54,092	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, VAR, 1.408%, 10/25/33	51,953

	Total Asset-Backed Securities (Cost $1,618,852)	1,608,102

Collateralized Mortgage Obligations — 4.2%
	Non-Agency CMO — 4.2%
	United States — 4.2%
57,351	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 2.881%, 06/25/45	55,472
25,626	Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5, 5.500%, 11/25/33	26,008
57,118	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.815%, 02/20/36	55,735
30,839	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 2.935%, 02/25/35	30,305
85,299	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, VAR, 3.006%, 05/25/35	83,242
54,520	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VAR, 2.650%, 09/25/35	54,334
63,110	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	63,559
43,305	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 2.641%, 02/25/35	42,592
70,601	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 0.873%, 05/25/35	64,137
	Impac CMB Trust
116,816	Series 2004-6, Class 1A2, VAR, 1.213%, 10/25/34	106,022
161,312	Series 2004-7, Class 1A2, VAR, 1.353%, 11/25/34	148,312
66,324	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.783%, 08/25/36	64,521
17,145	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	15,287
42,621	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.787%, 04/21/34	42,538
33,179	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.591%, 01/25/37	32,487
31,267	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 2.782%, 07/25/34	29,861

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — continued
	United States — continued
97,769	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, VAR, 0.713%, 12/25/35	84,397
36,876	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	36,805
54,710	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	55,119
	Wells Fargo Mortgage-Backed Securities Trust
88,511	Series 2004-EE, Class 2A2, VAR, 2.750%, 12/25/34	89,910
112,144	Series 2004-W, Class A1, VAR, 2.754%, 11/25/34	111,350
24,456	Series 2005-16, Class A8, 5.750%, 01/25/36	25,966
51,797	Series 2005-AR1, Class 1A1, VAR, 2.765%, 02/25/35	51,296
82,029	Series 2006-AR2, Class 2A3, VAR, 2.837%, 03/25/36	80,154
64,139	Series 2006-AR3, Class A3, VAR, 3.034%, 03/25/36	62,505

	Total Collateralized Mortgage Obligations (Cost $1,495,613)	1,511,914

Commercial Mortgage-Backed Security — 0.2%
	United States — 0.2%
75,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39 (Cost $72,797)	73,490

SHARES
Common Stocks — 29.0%
	Australia — 0.9%
3,459	Dexus Property Group	21,005
4,274	Goodman Group	21,858
17,858	Mirvac Group	26,460
11,334	Scentre Group	38,581
5,927	Suncorp Group Ltd.	54,076
7,289	Transurban Group	63,316
10,843	Westfield Corp.	83,022

		308,318

	Belgium — 0.3%
648	Ageas	25,646
365	Anheuser-Busch InBev S.A./N.V.	45,346
485	KBC Groep N.V.	24,976
826	Proximus SADP	28,187

		124,155

	Canada — 0.2%
1,245	Allied Properties Real Estate Investment Trust	33,523
921	RioCan Real Estate Investment Trust	18,863

		52,386

	Denmark — 0.4%
3,500	Danske Bank A/S	98,772
277	Pandora A/S	36,214

		134,986

	Finland — 0.9%
823	Elisa OYJ (a)	31,958
777	Kone OYJ, Class B	37,398
6,764	Nokia OYJ	40,126
816	Nokian Renkaat OYJ	28,789
841	Orion OYJ, Class B	27,761
704	Sampo OYJ, Class A	33,344
3,253	Stora Enso OYJ, Class R	29,064
6,167	UPM-Kymmene OYJ	111,497

		339,937

	France — 2.4%
630	Airbus Group SE	41,742
2,138	AXA S.A.	50,133
1,017	BNP Paribas S.A.	51,095
805	Bouygues S.A.	32,723
443	Cie Generale des Etablissements Michelin	45,261
1,562	CNP Assurances	24,324
2,994	Credit Agricole S.A.	32,377
1,006	Eutelsat Communications S.A.	32,445
206	Gecina S.A.	28,256
1,293	Klepierre	61,764
921	Lagardere S.C.A.	24,429
4,209	Natixis S.A.	20,692
2,456	Orange S.A.	42,889
837	SCOR SE	29,509
998	Societe Generale S.A.	36,878
1,485	Suez Environnement Co.	27,185
496	Technip S.A.	27,488
749	Unibail-Rodamco SE	205,417
1,394	Veolia Environnement S.A.	33,552
1,644	Vivendi S.A.	34,453

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	France — continued
		882,612

	Germany — 1.8%
686	Allianz SE	111,410
1,575	alstria office REIT-AG (a)	22,691
731	Bayer AG	85,659
1,871	Daimler AG	143,192
5,066	Deutsche Telekom AG	90,825
603	Deutsche Wohnen AG	18,714
226	Hannover Rueck SE	26,266
225	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	45,662
549	ProSiebenSat.1 Media SE	28,183
624	Siemens AG	65,995
1,819	TUI AG	28,138

		666,735

	Hong Kong — 0.1%
3,200	Hongkong Land Holdings Ltd.	19,175
2,500	Link REIT	14,852
5,000	New World Development Co., Ltd.	4,772

		38,799

	Ireland — 0.3%
795	Accenture plc, Class A	91,743
209	Paddy Power Betfair plc	29,151

		120,894

	Italy — 0.7%
1,904	Assicurazioni Generali S.p.A.	28,185
3,132	Atlantia S.p.A.	86,779
14,559	Intesa Sanpaolo S.p.A.	40,256
5,854	Snam S.p.A.	36,634
4,750	Terna Rete Elettrica Nazionale S.p.A.	27,084
7,110	UniCredit S.p.A.	25,631

		244,569

	Japan — 1.3%
8	GLP J-REIT	9,113
2,300	Japan Airlines Co., Ltd.	84,318
5	Japan Logistics Fund, Inc.	10,446
4	Japan Real Estate Investment Corp.	23,092
4	Japan Retail Fund Investment Corp.	9,604
3,200	Japan Tobacco, Inc.	133,192
11	Nippon Prologis REIT, Inc.	24,595
3,000	Nippon Telegraph & Telephone Corp.	129,592
8	Orix JREIT, Inc.	12,401
800	Toyota Motor Corp.	42,428

		478,781

	Luxembourg — 0.1%
324	RTL Group S.A.	27,413

	Netherlands — 1.6%
4,958	Aegon N.V.	27,248
170	Eurocommercial Properties N.V., CVA	7,942
7,675	ING Groep N.V., CVA	91,845
1,588	Koninklijke Ahold N.V.	35,669
7,200	Koninklijke KPN N.V.	30,150
3,149	NN Group N.V.	102,798
5,547	Royal Dutch Shell plc, Class A	134,424
4,933	Royal Dutch Shell plc, Class B	120,044
433	Vastned Retail N.V.	19,344

		569,464

	Norway — 0.4%
2,482	DNB ASA	29,308
1,889	Gjensidige Forsikring ASA	32,181
3,667	Orkla ASA	33,167
2,084	Telenor ASA	33,696
676	Yara International ASA	25,377

		153,729

	Portugal — 0.2%
9,655	EDP—Energias de Portugal S.A.	34,280
2,044	Galp Energia SGPS S.A.	25,666

		59,946

	Singapore — 0.0% (g)
3,520	Ascendas Real Estate Investment Trust	6,243
3,400	CapitaLand Commercial Trust	3,711

		9,954

	Spain — 0.9%
1,532	Abertis Infraestructuras S.A.	25,155
1,019	ACS Actividades de Construccion y Servicios S.A.	30,305
13,583	Banco de Sabadell S.A.	24,393
8,182	Banco Popular Espanol S.A.	21,235
1,068	Enagas S.A.	32,056
1,551	Endesa S.A.	29,722
1,051	Ferrovial S.A.	22,555
1,386	Gas Natural SDG S.A.	27,981
6,974	Iberdrola S.A.	46,426
388	Red Electrica Corp. S.A.	33,611
4,290	Telefonica S.A.	47,948

		341,387

	Sweden — 0.2%
1,313	Electrolux AB, Series B (a)	34,479
713	ICA Gruppen AB	23,566

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Sweden — continued
1,196	Skanska AB, Class B	27,282

		85,327

	Switzerland — 0.8%
319	Baloise Holding AG	40,491
12	Banque Cantonale Vaudoise	8,362
94	Cembra Money Bank AG (a)	6,561
571	Novartis AG	41,313
175	Roche Holding AG	42,970
471	Swiss Prime Site AG (a)	41,497
1,245	Swiss Re AG	114,963

		296,157

	Taiwan — 0.1%
13,382	Siliconware Precision Industries Co., Ltd. (a)	21,613

	United Kingdom — 5.4%
953	Admiral Group plc	27,076
2,497	Amec Foster Wheeler plc	16,111
1,041	AstraZeneca plc	58,121
7,636	Aviva plc	49,859
20,012	BAE Systems plc	145,973
3,448	Barratt Developments plc	27,681
13,862	BP plc	69,357
1,354	British American Tobacco plc	79,176
5,196	British Land Co. plc (The)	52,157
5,660	BT Group plc	35,738
17,774	Direct Line Insurance Group plc	94,277
1,060	easyJet plc	23,071
10,018	GlaxoSmithKline plc	202,797
911	Imperial Brands plc	50,440
1,715	Inmarsat plc	24,192
5,887	Intu Properties plc	26,396
9,017	ITV plc	31,158
6,692	J Sainsbury plc	26,518
109,714	Lloyds Banking Group plc	106,861
4,603	Marks & Spencer Group plc	26,823
3,516	National Grid plc	49,749
323	Next plc	25,014
3,694	Persimmon plc	110,381
1,858	Petrofac Ltd.	24,521
604	Provident Financial plc	25,671
1,328	Rio Tinto plc	37,225
3,973	Royal Mail plc	27,396
4,748	Safestore Holdings plc	22,892
7,467	Segro plc	43,922
994	Severn Trent plc	30,964
2,048	Sky plc	30,094
1,550	SSE plc	33,170
5,100	Standard Life plc	26,007
3,066	Tate & Lyle plc	25,411
10,907	Taylor Wimpey plc	29,726
1,958	Unilever plc	88,292
2,362	United Utilities Group plc	31,266
34,553	Vodafone Group plc	109,798

		1,945,281

	United States — 10.0%
2,093	Altria Group, Inc.	131,147
259	American Campus Communities, Inc.	12,196
2,077	Apartment Investment & Management Co., Class A	86,860
798	Apple, Inc.	86,974
2,333	AT&T, Inc.	91,384
672	AvalonBay Communities, Inc.	127,814
644	Boston Properties, Inc.	81,840
805	Brandywine Realty Trust	11,294
644	Bristol-Myers Squibb Co.	41,139
242	California Resources Corp.	250
329	Camden Property Trust	27,666
1,326	CME Group, Inc.	127,362
693	DDR Corp.	12,328
2,026	DiamondRock Hospitality Co.	20,503
624	Douglas Emmett, Inc.	18,789
1,336	Duke Realty Corp.	30,113
682	E.I. du Pont de Nemours & Co.	43,184
1,240	Equity One, Inc.	35,538
415	Extra Space Storage, Inc.	38,786
2,137	General Growth Properties, Inc.	63,533
2,836	General Motors Co.	89,136
2,904	HCP, Inc.	94,612
697	Highwoods Properties, Inc.	33,324
1,193	Home Depot, Inc. (The)	159,182
3,545	HP, Inc.	43,674
594	Johnson & Johnson	64,271
473	Kilroy Realty Corp.	29,265
3,918	Kimco Realty Corp.	112,760
1,294	KLA-Tencor Corp.	94,216
2,720	LaSalle Hotel Properties	68,843
1,558	Liberty Property Trust	52,131
803	Macerich Co. (The)	63,630

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	United States — continued
3,150	Microsoft Corp.	173,975
1,721	Morgan Stanley	43,042
227	National Health Investors, Inc.	15,100
346	National Retail Properties, Inc.	15,985
718	NextEra Energy, Inc.	84,968
2,293	Occidental Petroleum Corp.	156,910
1,055	Omega Healthcare Investors, Inc.	37,242
653	Parkway Properties, Inc.	10,226
510	Pebblebrook Hotel Trust	14,826
3,446	Pfizer, Inc.	102,139
521	Philip Morris International, Inc.	51,115
959	PPL Corp.	36,509
3,164	Prologis, Inc.	139,786
350	Public Storage	96,541
917	Regency Centers Corp.	68,637
565	Simon Property Group, Inc.	117,345
855	SL Green Realty Corp.	82,832
5,491	Spirit Realty Capital, Inc.	61,774
375	STORE Capital Corp.	9,705
459	United Technologies Corp.	45,946
499	UnitedHealth Group, Inc.	64,321
480	Vornado Realty Trust	45,326
2,588	Wells Fargo & Co.	125,156
630	Welltower, Inc.	43,684

		3,636,834

	Total Common Stocks (Cost $10,271,320)	10,539,277

PRINCIPAL AMOUNT ($)
Corporate Bonds — 38.9%
	Australia — 0.1%
35,000	BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	35,606

	Bermuda — 0.4%
	Aircastle Ltd.,
60,000	5.125%, 03/15/21	62,475
65,000	6.750%, 04/15/17	68,006
	Weatherford International Ltd.,
6,000	4.500%, 04/15/22	4,815
7,000	9.625%, 03/01/19	6,983

		142,279

	Canada — 0.5%
	Cenovus Energy, Inc.,
35,000	5.700%, 10/15/19	35,123
38,000	6.750%, 11/15/39	36,383
25,000	Lundin Mining Corp., 7.500%, 11/01/20 (e)	23,875
30,000	Novelis, Inc., 8.750%, 12/15/20	30,279
56,000	Videotron Ltd., 5.000%, 07/15/22	57,960

		183,620

	Finland — 0.1%
47,000	Nokia OYJ, 6.625%, 05/15/39	48,880

	France — 0.0% (g)
9,000	Orange S.A., 5.500%, 02/06/44	10,722

	Liberia — 0.2%
52,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	54,860

	Luxembourg — 0.8%
	Actavis Funding SCS,
25,000	4.750%, 03/15/45	26,292
36,000	4.850%, 06/15/44	38,338
	ArcelorMittal,
157,000	7.250%, 02/25/22	155,352
50,000	10.850%, 06/01/19	55,875

		275,857

	Netherlands — 0.0% (g)
12,000	LYB International Finance B.V., 4.875%, 03/15/44	11,965

	Singapore — 0.1%
	Flextronics International Ltd.,
27,000	4.625%, 02/15/20	28,196
25,000	5.000%, 02/15/23	25,125

		53,321

	United Kingdom — 0.9%
292,000	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	309,744

	United States — 35.8%
	21st Century Fox America, Inc.,
10,000	4.750%, 09/15/44	10,352
25,000	4.950%, 10/15/45	26,728
51,000	AbbVie, Inc., 4.700%, 05/14/45	54,232
117,000	ACCO Brands Corp., 6.750%, 04/30/20	123,727
125,000	ADT Corp. (The), 4.125%, 06/15/23	108,906
	AECOM,
90,000	5.750%, 10/15/22	93,375
90,000	5.875%, 10/15/24	92,700
145,000	AES Corp., 7.375%, 07/01/21	162,400

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Alcoa, Inc.,
105,000	5.125%, 10/01/24	99,586
48,000	5.400%, 04/15/21	48,765
73,000	5.900%, 02/01/27	69,350
52,000	5.950%, 02/01/37	44,200
80,000	Allstate Corp. (The), VAR, 5.750%, 08/15/53	81,300
	Ally Financial, Inc.,
77,000	3.250%, 02/13/18	76,230
175,000	4.125%, 03/30/20	173,687
48,000	8.000%, 11/01/31	54,720
40,000	Altria Group, Inc., 5.375%, 01/31/44	48,872
8,000	Amazon.com, Inc., 4.950%, 12/05/44	9,218
105,000	AMC Networks, Inc., 4.750%, 12/15/22	105,262
75,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	77,812
	American International Group, Inc.,
25,000	4.500%, 07/16/44	23,578
32,000	4.800%, 07/10/45	31,584
196,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	200,900
35,000	Amgen, Inc., 4.400%, 05/01/45	35,724
13,000	Anadarko Petroleum Corp., 4.500%, 07/15/44	10,198
65,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	72,642
52,000	Anixter, Inc., 5.125%, 10/01/21	52,260
15,000	Anthem, Inc., 5.100%, 01/15/44	15,820
60,000	Apple, Inc., 4.650%, 02/23/46	65,499
89,000	Ashland, Inc., 4.750%, 08/15/22	90,335
	AT&T, Inc.,
10,000	4.350%, 06/15/45	9,161
29,000	4.750%, 05/15/46	28,288
7,000	5.150%, 03/15/42	7,056
25,000	5.650%, 02/15/47	27,593
112,000	Ball Corp., 4.000%, 11/15/23	110,320
13,000	Baxalta, Inc., 5.250%, 06/23/45 (e)	13,816
3,000	Becton, Dickinson and Co., 4.685%, 12/15/44	3,240
10,000	Biogen, Inc., 5.200%, 09/15/45	11,092
25,000	Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	27,843
80,000	CalAtlantic Group, Inc., 5.375%, 10/01/22	81,800
280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 01/31/22	294,700
64,000	CCO Safari II LLC, 6.484%, 10/23/45 (e)	71,214
73,000	Celanese US Holdings LLC, 4.625%, 11/15/22	73,438
15,000	Celgene Corp., 5.000%, 08/15/45	16,220
51,000	Centene Corp., 4.750%, 05/15/22	51,510
175,000	CenturyLink, Inc., Series T, 5.800%, 03/15/22	168,367
	CF Industries, Inc.,
2,000	4.950%, 06/01/43	1,740
9,000	5.375%, 03/15/44	8,279
103,000	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	50,470
48,000	Choice Hotels International, Inc., 5.750%, 07/01/22	51,120
	CHS/Community Health Systems, Inc.,
43,000	5.125%, 08/15/18	43,322
49,000	5.125%, 08/01/21	49,613
105,000	Cinemark USA, Inc., 5.125%, 12/15/22	107,494
292,000	CIT Group, Inc., 5.375%, 05/15/20	302,950
44,000	Clearwater Paper Corp., 4.500%, 02/01/23	41,965
117,000	CNO Financial Group, Inc., 5.250%, 05/30/25	119,632
52,000	Commercial Metals Co., 4.875%, 05/15/23	46,020
105,000	Concho Resources, Inc., 5.500%, 04/01/23	102,900
11,000	ConocoPhillips Co., 4.300%, 11/15/44	9,512
15,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	16,325
	Constellation Brands, Inc.,
108,000	4.250%, 05/01/23	110,430
111,000	6.000%, 05/01/22	124,875
22,000	Continental Resources, Inc., 5.000%, 09/15/22	18,961
145,000	Covanta Holding Corp., 6.375%, 10/01/22	145,000
73,000	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	74,460
70,000	Crown Castle International Corp., 5.250%, 01/15/23	75,512
	CSC Holdings LLC,
105,000	6.750%, 11/15/21	107,835
35,000	7.875%, 02/15/18	37,537
48,000	CST Brands, Inc., 5.000%, 05/01/23	48,600
32,000	CVS Health Corp., 5.125%, 07/20/45	37,060
111,000	D.R. Horton, Inc., 4.375%, 09/15/22	111,277
16,000	Devon Energy Corp., 5.000%, 06/15/45	11,942
234,000	DISH DBS Corp., 6.750%, 06/01/21	241,605
3,000	Dominion Gas Holdings LLC, 4.600%, 12/15/44	2,947

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
25,000	Dominion Resources, Inc., 4.700%, 12/01/44	25,080
112,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	117,320
44,000	E*TRADE Financial Corp., 5.375%, 11/15/22	46,475
210,000	Energy Transfer Equity LP, 5.875%, 01/15/24	179,550
	Energy Transfer Partners LP,
5,000	5.150%, 02/01/43	3,856
8,000	6.125%, 12/15/45	7,180
	Enterprise Products Operating LLC,
15,000	4.850%, 03/15/44	14,072
23,000	4.900%, 05/15/46	22,107
78,000	Equinix, Inc., 4.875%, 04/01/20	80,691
6,000	Exelon Corp., 5.100%, 06/15/45 (e)	6,511
15,000	Express Scripts Holding Co., 6.125%, 11/15/41	16,859
	FedEx Corp.,
20,000	4.550%, 04/01/46	20,554
5,000	4.750%, 11/15/45	5,292
105,000	Felcor Lodging LP, 5.625%, 03/01/23	107,100
64,000	Ford Motor Co., 4.750%, 01/15/43	64,210
	Freeport-McMoRan, Inc.,
30,000	3.100%, 03/15/20	22,500
85,000	3.875%, 03/15/23	57,587
100,000	5.450%, 03/15/43	61,250
223,000	Frontier Communications Corp., 8.500%, 04/15/20	230,671
62,000	FTI Consulting, Inc., 6.000%, 11/15/22	64,945
	General Motors Co.,
105,000	3.500%, 10/02/18	107,482
113,000	4.875%, 10/02/23	118,412
29,000	6.250%, 10/02/43	30,973
25,000	6.750%, 04/01/46	28,419
20,000	Gilead Sciences, Inc., 4.750%, 03/01/46	21,892
	GLP Capital LP/GLP Financing II, Inc.,
54,000	4.875%, 11/01/20	56,160
75,000	5.375%, 11/01/23	75,000
77,000	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	82,582
56,000	Graphic Packaging International, Inc., 4.750%, 04/15/21	58,100
35,000	Halliburton Co., 5.000%, 11/15/45	34,207
3,000	Harris Corp., 5.054%, 04/27/45	3,196
	HCA, Inc.,
52,000	4.250%, 10/15/19	53,592
45,000	4.750%, 05/01/23	45,788
84,000	5.875%, 03/15/22	90,930
44,000	6.500%, 02/15/20	48,290
117,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	113,782
105,000	IHS, Inc., 5.000%, 11/01/22	108,806
15,000	Indiana Michigan Power Co., Series K, 4.550%, 03/15/46	15,435
19,000	Intel Corp., 4.900%, 07/29/45	21,310
262,000	International Lease Finance Corp., 8.250%, 12/15/20	305,885
87,000	Iron Mountain, Inc., 5.750%, 08/15/24	89,175
55,000	Jarden Corp., 7.500%, 05/01/17	55,110
13,000	Kinder Morgan, Inc., 5.050%, 02/15/46	11,063
5,000	Kohl’s Corp., 5.550%, 07/17/45	4,525
59,000	Kraft Heinz Foods Co., 5.200%, 07/15/45 (e)	66,014
20,000	Kroger Co. (The), 5.150%, 08/01/43	23,190
189,000	L Brands, Inc., 5.625%, 10/15/23	207,428
105,000	Lamar Media Corp., 5.875%, 02/01/22	110,513
	Lennar Corp.,
61,000	4.750%, 05/30/25	59,933
52,000	Series B, 12.250%, 06/01/17	57,590
237,000	Level 3 Financing, Inc., 7.000%, 06/01/20	247,238
68,000	LifePoint Health, Inc., 5.500%, 12/01/21	71,060
20,000	Markel Corp., 5.000%, 04/05/46	20,121
89,000	Masco Corp., 4.450%, 04/01/25	92,320
15,000	McDonald’s Corp., 4.875%, 12/09/45	16,387
11,000	McKesson Corp., 4.883%, 03/15/44	11,690
52,000	Meritage Homes Corp., 7.000%, 04/01/22	55,380
	MGM Resorts International,
63,000	6.625%, 12/15/21	67,568
48,000	6.750%, 10/01/20	51,936
47,000	Micron Technology, Inc., 5.875%, 02/15/22	40,655
50,000	Microsoft Corp., 4.750%, 11/03/55	55,564
138,000	MPLX LP, 5.500%, 02/15/23 (e)	133,591
117,000	Navient Corp., 4.625%, 09/25/17	118,316
89,000	NCR Corp., 5.000%, 07/15/22	88,110
17,000	Netflix, Inc., 5.750%, 03/01/24	17,935
210,000	Newfield Exploration Co., 5.625%, 07/01/24	196,875
105,000	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	107,363

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Noble Energy, Inc.,
5,000	5.050%, 11/15/44	4,258
5,000	5.250%, 11/15/43	4,306
	NRG Energy, Inc.,
56,000	6.625%, 03/15/23	52,237
80,000	8.250%, 09/01/20	80,600
	Nucor Corp.,
2,000	5.200%, 08/01/43	2,035
15,000	6.400%, 12/01/37	16,605
8,000	ONEOK Partners LP, 6.200%, 09/15/43	7,283
45,000	Oracle Corp., 4.375%, 05/15/55	45,327
45,000	Oshkosh Corp., 5.375%, 03/01/22	45,788
16,000	Phillips 66, 4.875%, 11/15/44	16,029
	Plains All American Pipeline LP/PAA Finance Corp.,
3,000	4.700%, 06/15/44	2,241
3,000	4.900%, 02/15/45	2,310
89,000	PolyOne Corp., 5.250%, 03/15/23	88,555
	Prudential Financial, Inc.,
130,000	5.625%, VAR, 06/15/43	132,405
68,000	PVH Corp., 4.500%, 12/15/22	69,700
109,000	QEP Resources, Inc., 6.875%, 03/01/21	100,008
51,000	QUALCOMM, Inc., 4.800%, 05/20/45	50,520
105,000	Range Resources Corp., 5.000%, 03/15/23	88,988
147,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	142,809
41,000	Reynolds American, Inc., 5.850%, 08/15/45	50,068
66,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	69,053
105,000	Service Corp. International, 5.375%, 05/15/24	111,038
40,000	SESI LLC, 7.125%, 12/15/21	30,200
	Southern Power Co.,
2,000	5.150%, 09/15/41	1,989
2,000	5.250%, 07/15/43	1,948
100,000	Sprint Communications, Inc., 6.000%, 11/15/22	73,125
	Steel Dynamics, Inc.,
73,000	5.250%, 04/15/23	73,183
52,000	6.375%, 08/15/22	53,560
10,000	Stryker Corp., 4.625%, 03/15/46	10,679
	Sunoco Logistics Partners Operations LP,
12,000	5.300%, 04/01/44	9,899
10,000	5.350%, 05/15/45	8,399
20,000	Sysco Corp., 4.500%, 04/01/46	20,339
44,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	40,590
105,000	TEGNA, Inc., 5.125%, 07/15/20	109,331
78,000	Teleflex, Inc., 5.250%, 06/15/24	79,853
	Tenet Healthcare Corp.,
111,000	4.500%, 04/01/21	111,555
72,000	6.000%, 10/01/20	76,680
34,000	Time Warner, Inc., 4.850%, 07/15/45	34,587
210,000	T-Mobile USA, Inc., 6.375%, 03/01/25	214,988
105,000	Toll Brothers Finance Corp., 5.875%, 02/15/22	112,088
	TransDigm, Inc.,
14,000	6.000%, 07/15/22	13,948
12,000	6.500%, 07/15/24	11,906
105,000	United Rentals North America, Inc., 6.125%, 06/15/23	108,413
112,000	VeriSign, Inc., 4.625%, 05/01/23	113,120
	Verizon Communications, Inc.,
35,000	4.522%, 09/15/48	35,060
39,000	4.862%, 08/21/46	41,126
2,000	Viacom, Inc., 4.375%, 03/15/43	1,546
50,000	Voya Financial, Inc., VAR, 5.650%, 05/15/53	46,500
135,000	Vulcan Materials Co., 7.500%, 06/15/21	159,975
26,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	25,839
8,000	Williams Partners LP, 5.100%, 09/15/45	5,756
210,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	194,999
63,000	WPX Energy, Inc., 6.000%, 01/15/22	45,990
75,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	75,633

		13,030,671

	Total Corporate Bonds (Cost $14,160,116)	14,157,525

SHARES
Investment Companies — 10.8%
223,431	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	1,771,804
19,393	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (b)	385,930
127,795	JPMorgan Equity Income Fund, Class R6 Shares (b)	1,766,121

	Total Investment Companies (Cost $3,992,040)	3,923,855

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Preferred Securities — 7.3% (x)
	United States — 7.3%
	American Express Co.,
100,000	Series C, VAR, 4.900%, 03/15/20	89,750
30,000	Series C, VAR, 4.900%, 03/15/20	26,925
	Bank of America Corp.,
115,000	Series AA, VAR, 6.100%, 03/17/25	113,275
25,000	Series DD, VAR, 6.300%, 03/10/26	25,750
50,000	Series K, VAR, 8.000%, 01/30/18	48,938
70,000	Series V, VAR, 5.125%, 06/17/19	66,150
60,000	Series Z, VAR, 6.500%, 10/23/24	61,932
	Bank of New York Mellon Corp. (The),
65,000	Series D, VAR, 4.500%, 06/20/23	59,312
50,000	Series E, VAR, 4.950%, 06/20/20	49,938
100,000	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	100,000
	Citigroup, Inc.,
80,000	Series R, VAR, 6.125%, 11/15/20	80,197
35,000	Series O, VAR, 5.875%, 03/27/20	33,819
20,000	Series P, VAR, 5.950%, 05/15/25	19,250
190,000	Series M, VAR, 6.300%, 05/15/24	182,492
100,000	Fifth Third Bancorp, VAR, 5.100%, 06/30/23	90,750
227,000	General Electric Co., Series D, VAR, 5.000%, 01/21/21	233,810
	Goldman Sachs Group, Inc. (The),
100,000	Series L, VAR, 5.700%, 05/10/19	97,750
250,000	Series M, VAR, 5.375%, 05/10/20	241,850
	MetLife, Inc.,
135,000	Series C, 5.250%, VAR, 06/15/20	129,009
	Morgan Stanley,
250,000	Series H, VAR, 5.450%, 07/15/19	236,250
90,000	Series J, VAR, 5.550%, 07/15/20	88,718
	PNC Financial Services Group, Inc. (The),
80,000	VAR, 6.750%, 08/01/21	87,492
100,000	Series R, VAR, 4.850%, 06/01/23	94,375
100,000	State Street Corp., Series F, VAR, 5.250%, 09/15/20	101,260
50,000	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	49,500
65,000	U.S. Bancorp, Series I, VAR, 5.125%, 01/15/21	66,222
	Wells Fargo & Co.,
25,000	Series K, VAR, 7.980%, 03/15/18	25,873
140,000	Series S, VAR, 5.900%, 06/15/24	141,881
29,000	Series U, VAR, 5.875%, 06/15/25	30,966
	Total Preferred Securities (Cost $2,671,737)	2,673,434

SHARES
Preferred Stock — 0.3%
	United States — 0.3%
5,000	BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @ (Cost $113,000)	126,800

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.5%
175,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $174,713)	174,870

SHARES
Short-Term Investment — 7.2%
	Investment Company — 7.2%
2,611,318	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $2,611,318)	2,611,318

	Total Investments — 102.8% (Cost $37,181,506)	37,400,585
	Liabilities in Excess of Other Assets — (2.8)%	(1,013,294)

	NET ASSETS — 100.0%	$36,387,291

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2016

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	10.5%
Real Estate Investment Trusts (REITs)	8.3
Banks	7.2
Short-Term Investments	7.0
Oil, Gas & Consumable Fuels	5.4
Diversified Telecommunication Services	4.6
Asset-Backed Securities	4.3
Non-Agency CMO	4.0
Insurance	4.0
Media	3.5
Capital Markets	2.6
Metals & Mining	2.5
Pharmaceuticals	2.1
Health Care Providers & Services	2.0
Household Durables	2.0
Consumer Finance	1.8
Automobiles	1.7
Trading Companies & Distributors	1.5
Tobacco	1.5
Hotels, Restaurants & Leisure	1.4
Specialty Retail	1.3
Wireless Telecommunication Services	1.1
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	18.7

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	$33,267	$(564)
	Short Futures Outstanding
(10)	Euro FX	06/13/16	USD	(1,426,500)	(45,423)
(9)	GBP FX	06/13/16	USD	(808,482)	(8,663)
(5)	Dow Jones Euro STOXX 50 Index	06/17/16	EUR	(166,333)	4,925
(34)	5 Year U.S. Treasury Note	06/30/16	USD	(4,119,578)	(2,197)

					$(51,922)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2016.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of March 31, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of March 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $6,758,614 and 18.1%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi- annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$931,898
Aggregate gross unrealized depreciation	(712,819)

Net unrealized appreciation/depreciation	$219,079

Federal income tax cost of investments	$37,181,506

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. Effective March 1, 2016, certain derivatives with foreign equity reference obligations are also valued by applying the factor. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$225,156	$1,382,946	$1,608,102
Collateralized Mortgage Obligations
Non-Agency CMO	—	1,511,914	—	1,511,914
Commercial Mortgage-Backed Securities
United States	—	73,490	—	73,490
Common Stocks
Australia	—	308,318	—	308,318
Belgium	—	124,155	—	124,155
Canada	52,386	—	—	52,386
Denmark	—	134,986	—	134,986
Finland	—	339,937	—	339,937
France	—	882,612	—	882,612
Germany	—	666,735	—	666,735
Hong Kong	—	38,799	—	38,799
Ireland	91,743	29,151	—	120,894
Italy	—	244,569	—	244,569
Japan	—	478,781	—	478,781
Luxembourg	—	27,413	—	27,413
Netherlands	—	569,464	—	569,464
Norway	—	153,729	—	153,729
Portugal	—	59,946	—	59,946
Singapore	—	9,954	—	9,954
Spain	—	341,387	—	341,387
Sweden	—	85,327	—	85,327
Switzerland	—	296,157	—	296,157
Taiwan	—	21,613	—	21,613
United Kingdom	—	1,945,281	—	1,945,281
United States	3,636,834	—	—	3,636,834

Total Common Stocks	3,780,963	6,758,314	—	10,539,277

Corporate Bonds
Australia	—	35,606	—	35,606
Bermuda	—	142,279	—	142,279
Canada	—	183,620	—	183,620
Finland	—	48,880	—	48,880
France	—	10,722	—	10,722
Liberia	—	54,860	—	54,860
Luxembourg	—	275,857	—	275,857
Netherlands	—	11,965	—	11,965
Singapore	—	53,321	—	53,321
United Kingdom	—	309,744	—	309,744
United States	—	13,030,671	—	13,030,671

Total Corporate Bonds	—	14,157,525	—	14,157,525

Investment Companies
United States	3,923,855	—	—	3,923,855
Preferred Securities
United States	—	2,673,434	—	2,673,434
Preferred Stock
United States	126,800	—	—	126,800
U.S. Treasury Obligation	—	174,870	—	174,870
Short-Term Investment
Investment Companies	2,611,318	—	—	2,611,318

Total Investments in Securities	$10,442,936	$25,574,703	$1,382,946	$37,400,585

Appreciation in Other Financial Instruments
Futures Contracts	$—	$4,925	$—	$4,925

Depreciation in Other Financial Instruments
Futures Contracts	$(56,283)	$(564)	$—	$(56,847)

There were no significant transfers between levels 1 and 2 for the period ended March 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016
Investments in Securities
Asset-Backed Securities	$1,076,653	$—	$(9,780)	$1,025	$—	$(87,959)	$528,427	$(125,420)	$1,382,946

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine the price for the period ended March 31, 2016.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to $(9,780).

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,382,946	Discounted Cash Flow	Constant Prepayment Rate	0.00% -10.00% (3.53%)
			Constant Default Rate	3.00% -7.58% (4.73%)
			Yield (Discount Rate of Cash Flows)	3.12% -6.85% (4.42%)

Asset-Backed Securities	1,382,946

Total	$1,382,946

#	The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Consumer Discretionary — 12.6%
	Auto Components — 2.0%
10,475	Visteon Corp.	833,705

	Diversified Consumer Services — 2.4%
850	Graham Holdings Co., Class B	408,000
15,650	ServiceMaster Global Holdings, Inc. (a)	589,692

		997,692

	Hotels, Restaurants & Leisure — 0.6%
4,100	Darden Restaurants, Inc.	271,830

	Internet & Catalog Retail — 0.2%
10,500	Groupon, Inc. (a)	41,895
850	Liberty Ventures, Series A (a)	33,252

		75,147

	Leisure Products — 0.7%
8,305	Mattel, Inc.	279,214

	Media — 0.4%
1,625	Discovery Communications, Inc., Class C (a)	43,875
6,250	Interpublic Group of Cos., Inc. (The)	143,437

		187,312

	Multiline Retail — 1.2%
1,175	Dollar Tree, Inc. (a)	96,891
9,400	Macy’s, Inc.	414,446

		511,337

	Specialty Retail — 5.1%
17,775	Best Buy Co., Inc.	576,621
750	GameStop Corp., Class A	23,797
4,950	Murphy USA, Inc. (a)	304,177
12,075	Ross Stores, Inc.	699,143
7,325	Sally Beauty Holdings, Inc. (a)	237,184
23,825	Staples, Inc.	262,790

		2,103,712

	Total Consumer Discretionary	5,259,949

	Consumer Staples — 6.5%
	Food & Staples Retailing — 0.7%
8,050	Kroger Co. (The)	307,912

	Food Products — 4.6%
4,975	Bunge Ltd.	281,933
6,750	Ingredion, Inc.	720,833
13,650	Tyson Foods, Inc., Class A	909,909

		1,912,675

	Personal Products — 0.6%
4,275	Herbalife Ltd. (a)	263,169

	Tobacco — 0.6%
4,844	Reynolds American, Inc.	243,702

	Total Consumer Staples	2,727,458

	Energy — 5.1%
	Energy Equipment & Services — 1.0%
401	Baker Hughes, Inc.	17,576
2,275	Cameron International Corp. (a)	152,539
6,325	Ensco plc, (United Kingdom), Class A	65,590
13,975	Nabors Industries Ltd.	128,570
3,250	Rowan Cos. plc, Class A	52,325
4,725	Seadrill Ltd., (United Kingdom) (a)	15,592

		432,192

	Oil, Gas & Consumable Fuels — 4.1%
1,525	Cimarex Energy Co.	148,337
6,075	EQT Corp.	408,604
7,500	Gulfport Energy Corp. (a)	212,550
16,950	Marathon Oil Corp.	188,823
1,775	Marathon Petroleum Corp.	65,994
2,650	Murphy Oil Corp.	66,754
390	Noble Energy, Inc.	12,250
3,200	PBF Energy, Inc., Class A	106,240
1,100	QEP Resources, Inc.	15,521
1,650	Valero Energy Corp.	105,831
6,050	World Fuel Services Corp.	293,909
9,375	WPX Energy, Inc. (a)	65,531

		1,690,344

	Total Energy	2,122,536

	Financials — 21.1%
	Banks — 2.4%
2,050	Citizens Financial Group, Inc.	42,947
3,000	East West Bancorp, Inc.	97,440
1,375	Fifth Third Bancorp	22,949
4,700	Huntington Bancshares, Inc.	44,838
15,475	KeyCorp	170,844
3,350	PacWest Bancorp	124,452
16,250	Regions Financial Corp.	127,563
650	Signature Bank (a)	88,478
2,525	SVB Financial Group (a)	257,676

		977,187

	Capital Markets — 0.4%
4,125	Lazard Ltd., (Bermuda), Class A	160,050
500	Raymond James Financial, Inc.	23,805

		183,855

	Consumer Finance — 1.9%
9,300	Discover Financial Services	473,556
10,750	Synchrony Financial (a)	308,095

		781,651

	Diversified Financial Services — 1.1%
525	Intercontinental Exchange, Inc.	123,449
3,800	MSCI, Inc.	281,504
750	Nasdaq, Inc.	49,785

		454,738

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 4.5%
3,400	Allied World Assurance Co. Holdings AG, (Switzerland)	118,796
3,475	American Financial Group, Inc.	244,536
200	American National Insurance Co.	23,100
1,075	Aon plc, (United Kingdom)	112,284
800	Arch Capital Group Ltd., (Bermuda) (a)	56,880
1,675	Aspen Insurance Holdings Ltd., (Bermuda)	79,897
1,675	Assurant, Inc.	129,226
2,500	Assured Guaranty Ltd., (Bermuda)	63,250
850	Axis Capital Holdings Ltd., (Bermuda)	47,141
1,000	Endurance Specialty Holdings Ltd., (Bermuda)	65,340
375	Everest Re Group Ltd., (Bermuda)	74,036
697	FNF Group	23,628
3,600	Hanover Insurance Group, Inc. (The)	324,792
2,275	Hartford Financial Services Group, Inc. (The)	104,832
1,550	Lincoln National Corp.	60,760
2,050	Principal Financial Group, Inc.	80,873
1,050	Torchmark Corp.	56,868
4,750	Unum Group	146,870
1,600	Validus Holdings Ltd., (Bermuda)	75,504

		1,888,613

	Real Estate Investment Trusts (REITs) — 9.6%
1,125	Annaly Capital Management, Inc.	11,542
3,775	Apartment Investment & Management Co., Class A	157,870
400	AvalonBay Communities, Inc.	76,080
425	Boston Properties, Inc.	54,009
3,650	Brandywine Realty Trust	51,209
6,200	Brixmor Property Group, Inc.	158,844
461	Care Capital Properties, Inc.	12,373
950	Crown Castle International Corp.	82,175
575	Digital Realty Trust, Inc.	50,882
1,550	Douglas Emmett, Inc.	46,671
2,796	Equinix, Inc.	924,665
14,475	Equity Commonwealth (a)	408,485
2,300	Equity LifeStyle Properties, Inc.	167,279
475	Equity Residential	35,639
2,625	Extra Space Storage, Inc.	245,333
1,901	Four Corners Property Trust, Inc.	34,123
725	Mid-America Apartment Communities, Inc.	74,102
529	NorthStar Realty Europe Corp.	6,136
6,650	Paramount Group, Inc.	106,068
2,750	Post Properties, Inc.	164,285
1,150	Regency Centers Corp.	86,078
375	SL Green Realty Corp.	36,330
2,050	Taubman Centers, Inc.	146,022
147	Ventas, Inc.	9,255
2,300	Vornado Realty Trust	217,189
700	Welltower, Inc.	48,538
14,950	Weyerhaeuser Co.	463,151
1,725	WP Carey, Inc.	107,364

		3,981,697

	Real Estate Management & Development — 1.2%
4,350	Jones Lang LaSalle, Inc.	510,342

	Total Financials	8,778,083

	Health Care — 9.2%
	Biotechnology — 1.7%
2,625	Alkermes plc, (Ireland) (a)	89,749
1,375	Alnylam Pharmaceuticals, Inc. (a)	86,309
2,150	BioMarin Pharmaceutical, Inc. (a)	177,332
575	Bluebird Bio, Inc. (a)	24,437
1,275	Incyte Corp. (a)	92,399
600	Intercept Pharmaceuticals, Inc. (a)	77,082
2,600	Medivation, Inc. (a)	119,548
1,000	Puma Biotechnology, Inc. (a)	29,370

		696,226

	Health Care Equipment & Supplies — 3.3%
275	C.R. Bard, Inc.	55,734
15,150	Hologic, Inc. (a)	522,675
1,775	St. Jude Medical, Inc.	97,625
6,400	Zimmer Biomet Holdings, Inc.	682,432

		1,358,466

	Health Care Providers & Services — 3.1%
9,200	AmerisourceBergen Corp.	796,260
1,105	Centene Corp. (a)	68,013
475	Cigna Corp.	65,189
5,750	Community Health Systems, Inc. (a)	106,432
150	Humana, Inc.	27,443
4,075	Premier, Inc., Class A (a)	135,942
3,300	Tenet Healthcare Corp. (a)	95,469

		1,294,748

	Life Sciences Tools & Services — 0.0% (g)
725	VWR Corp. (a)	19,619

	Pharmaceuticals — 1.1%
5,000	Endo International plc, (Ireland) (a)	140,750
250	Jazz Pharmaceuticals plc, (Ireland) (a)	32,638
4,400	Mallinckrodt plc (a)	269,632

		443,020

	Total Health Care	3,812,079

	Industrials — 14.1%
	Aerospace & Defense — 3.3%
4,625	BWX Technologies, Inc.	155,215
6,141	Huntington Ingalls Industries, Inc.	840,949
950	L-3 Communications Holdings, Inc.	112,575

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Aerospace & Defense — continued
175	Northrop Grumman Corp.	34,632
850	Orbital ATK, Inc.	73,899
3,725	Spirit AeroSystems Holdings, Inc., Class A (a)	168,966

		1,386,236

	Airlines — 3.2%
5,325	Delta Air Lines, Inc.	259,221
16,200	JetBlue Airways Corp. (a)	342,144
12,050	United Continental Holdings, Inc. (a)	721,313

		1,322,678

	Commercial Services & Supplies — 1.7%
17,350	KAR Auction Services, Inc.	661,729
1,450	R.R. Donnelley & Sons Co.	23,780

		685,509

	Construction & Engineering — 2.5%
25,350	AECOM (a)	780,527
1,600	Fluor Corp.	85,920
4,075	Jacobs Engineering Group, Inc. (a)	177,466

		1,043,913

	Electrical Equipment — 0.0% (g)
762	Babcock & Wilcox Enterprises, Inc. (a)	16,307

	Machinery — 2.2%
7,275	Crane Co.	391,831
2,225	Ingersoll-Rand plc	137,972
3,370	Parker-Hannifin Corp.	374,340

		904,143

	Professional Services — 1.0%
3,000	ManpowerGroup, Inc.	244,260
6,800	TransUnion (a)	187,748

		432,008

	Road & Rail — 0.2%
900	Landstar System, Inc.	58,149

	Total Industrials	5,848,943

	Information Technology — 16.6%
	Communications Equipment — 1.1%
14,950	ARRIS International plc (a)	342,654
4,925	Juniper Networks, Inc.	125,637

		468,291

	Electronic Equipment, Instruments & Components — 0.9%
3,700	Avnet, Inc.	163,910
1,025	Ingram Micro, Inc., Class A	36,808
9,450	Jabil Circuit, Inc.	182,101

		382,819

	Internet Software & Services — 0.3%
1,000	LinkedIn Corp., Class A (a)	114,350

	IT Services — 4.5%
22,925	Computer Sciences Corp.	788,391
600	CoreLogic, Inc. (a)	20,820
4,750	Leidos Holdings, Inc.	239,020
12,350	Vantiv, Inc., Class A (a)	665,418
12,575	Xerox Corp.	140,337

		1,853,986

	Semiconductors & Semiconductor Equipment — 3.7%
23,975	Applied Materials, Inc.	507,790
1,425	First Solar, Inc. (a)	97,570
1,250	Lam Research Corp.	103,250
69,500	Marvell Technology Group Ltd., (Bermuda)	716,545
9,700	ON Semiconductor Corp. (a)	93,023

		1,518,178

	Software — 5.0%
22,000	Activision Blizzard, Inc.	744,480
27,200	Cadence Design Systems, Inc. (a)	641,376
7,675	Citrix Systems, Inc. (a)	603,102
5,000	Nuance Communications, Inc. (a)	93,450

		2,082,408

	Technology Hardware, Storage & Peripherals — 1.1%
6,600	Lexmark International, Inc., Class A	220,638
3,725	NCR Corp. (a)	111,489
2,900	Western Digital Corp.	136,996

		469,123

	Total Information Technology	6,889,155

	Materials — 5.1%
	Chemicals — 1.9%
15,100	Cabot Corp.	729,783
625	Huntsman Corp.	8,313
682	PPG Industries, Inc.	76,036

		814,132

	Containers & Packaging — 1.7%
1,700	Avery Dennison Corp.	122,587
3,950	Crown Holdings, Inc. (a)	195,881
5,725	Graphic Packaging Holding Co.	73,566
4,500	International Paper Co.	184,680
2,400	Sealed Air Corp.	115,224

		691,938

	Metals & Mining — 1.3%
425	Nucor Corp.	20,102
3,175	Reliance Steel & Aluminum Co.	219,678
13,450	Steel Dynamics, Inc.	302,760

		542,540

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Paper & Forest Products — 0.2%
2,325	Domtar Corp.	94,162

	Total Materials	2,142,772

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
4,175	CenturyLink, Inc.	133,433
74,475	Frontier Communications Corp.	416,315

	Total Telecommunication Services	549,748

	Utilities — 6.5%
	Electric Utilities — 1.0%
3,650	Entergy Corp.	289,372
3,125	Great Plains Energy, Inc.	100,781
375	Pinnacle West Capital Corp.	28,151

		418,304

	Gas Utilities — 1.1%
11,362	UGI Corp.	457,775

	Independent Power & Renewable Electricity Producers — 0.5%
18,225	AES Corp.	215,055

	Multi-Utilities — 3.9%
1,800	Alliant Energy Corp.	133,704
2,225	Ameren Corp.	111,472
5,805	CenterPoint Energy, Inc.	121,441
5,450	CMS Energy Corp.	231,298
1,675	Consolidated Edison, Inc.	128,338
2,900	DTE Energy Co.	262,914
4,375	Public Service Enterprise Group, Inc.	206,238
2,675	Sempra Energy	278,334
4,775	TECO Energy, Inc.	131,456

		1,605,195

	Total Utilities	2,696,329

	Total Common Stocks (Cost $36,736,945)	40,827,052

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
6,425	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	321
6,425	Safeway, Inc., PDC CVR, expiring 01/30/18 (a)	418

	Total Rights (Cost $–)	739

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.1%
	Investment Company — 2.1%
854,665	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $854,665)	854,665

	Total Investments — 100.2% (Cost $37,591,610)	41,682,456
	Liabilities in Excess of Other Assets — (0.2)% (c)	(93,245)

	NET ASSETS — 100.0%	$41,589,211

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	S&P Mid Cap 400	06/17/16	USD	$720,600	$33,230

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,912,231
Aggregate gross unrealized depreciation	(2,821,385)

Net unrealized appreciation/depreciation	$4,090,846

Federal income tax cost of investments	$37,591,610

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,259,949	$—	$—	$5,259,949
Consumer Staples	2,727,458	—	—	2,727,458
Energy	2,122,536	—	—	2,122,536
Financials	8,778,083	—	—	8,778,083
Health Care	3,812,079	—	—	3,812,079
Industrials	5,848,943	—	—	5,848,943
Information Technology	6,889,155	—	—	6,889,155
Materials	2,142,772	—	—	2,142,772
Telecommunication Services	549,748	—	—	549,748
Utilities	2,696,329	—	—	2,696,329

Total Common Stocks	40,827,052	—	—	40,827,052

Rights
Consumer Staples	—	—	739	739
Short-Term Investment
Investment Company	854,665	—	—	854,665

Total Investments in Securities	$41,681,717	$—	$739	$41,682,456

Appreciation in Other Financial Instruments
Futures Contracts	$33,230	$—	$—	$33,230

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	Consumer Discretionary — 17.9%
	Distributors — 1.1%
49,940	Genuine Parts Co.	4,962,038

	Hotels, Restaurants & Leisure — 1.2%
101,000	Hilton Worldwide Holdings, Inc.	2,274,520
43,386	Marriott International, Inc., Class A	3,088,215

		5,362,735

	Household Durables — 3.2%
108,770	Jarden Corp. (a)	6,411,992
41,340	Mohawk Industries, Inc. (a)	7,891,806

		14,303,798

	Internet & Catalog Retail — 1.2%
49,900	Expedia, Inc.	5,380,218

	Media — 2.5%
54,302	CBS Corp. (Non-Voting), Class B	2,991,497
82,100	DISH Network Corp., Class A (a)	3,797,946
130,465	TEGNA, Inc.	3,060,709
83,040	Time, Inc.	1,282,138

		11,132,290

	Multiline Retail — 2.2%
125,690	Kohl’s Corp.	5,858,411
63,700	Nordstrom, Inc.	3,644,277

		9,502,688

	Specialty Retail — 5.0%
6,148	AutoZone, Inc. (a)	4,898,050
75,770	Bed Bath & Beyond, Inc. (a)	3,761,223
129,760	Best Buy Co., Inc.	4,209,414
158,030	Gap, Inc. (The)	4,646,082
59,610	Tiffany & Co.	4,374,182

		21,888,951

	Textiles, Apparel & Luxury Goods — 1.5%
45,100	PVH Corp.	4,467,606
29,730	V.F. Corp.	1,925,315

		6,392,921

	Total Consumer Discretionary	78,925,639

	Consumer Staples — 5.6%
	Beverages — 1.9%
25,110	Constellation Brands, Inc., Class A	3,793,870
53,291	Dr. Pepper Snapple Group, Inc.	4,765,281

		8,559,151

	Food & Staples Retailing — 1.8%
146,764	Kroger Co. (The)	5,613,723
260,310	Rite Aid Corp. (a)	2,121,526

		7,735,249

	Food Products — 0.7%
16,430	Hershey Co. (The)	1,513,039
18,000	TreeHouse Foods, Inc. (a)	1,561,500

		3,074,539

	Household Products — 0.4%
44,620	Energizer Holdings, Inc.	1,807,556

	Personal Products — 0.8%
45,730	Edgewell Personal Care Co.	3,682,637

	Total Consumer Staples	24,859,132

	Energy — 6.3%
	Oil, Gas & Consumable Fuels — 6.3%
299,380	Columbia Pipeline Group, Inc.	7,514,438
222,813	Energen Corp.	8,152,728
112,990	EQT Corp.	7,599,707
86,220	PBF Energy, Inc., Class A	2,862,504
200,150	Southwestern Energy Co. (a)	1,615,211

	Total Energy	27,744,588

	Financials — 29.8%
	Banks — 6.2%
157,080	Citizens Financial Group, Inc.	3,290,826
331,800	Fifth Third Bancorp	5,537,742
51,840	First Republic Bank	3,454,617
178,620	Huntington Bancshares, Inc.	1,704,035
62,168	M&T Bank Corp.	6,900,648
147,160	SunTrust Banks, Inc.	5,309,533
46,070	Zions Bancorporation	1,115,355

		27,312,756

	Capital Markets — 4.0%
27,180	Ameriprise Financial, Inc.	2,555,192
113,690	Invesco Ltd.	3,498,241
49,500	Legg Mason, Inc.	1,716,660
41,230	Northern Trust Corp.	2,686,959
46,610	Raymond James Financial, Inc.	2,219,102
66,670	T. Rowe Price Group, Inc.	4,897,578

		17,573,732

	Consumer Finance — 0.7%
170,690	Ally Financial, Inc. (a)	3,195,317

	Insurance — 7.8%
5,188	Alleghany Corp. (a)	2,574,285
17,713	Chubb Ltd., (Switzerland)	2,110,504
116,520	Hartford Financial Services Group, Inc. (The)	5,369,242
177,210	Loews Corp.	6,780,055
98,000	Marsh & McLennan Cos., Inc.	5,957,420
58,530	Progressive Corp. (The)	2,056,744

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
121,230	Unum Group	3,748,432
23,170	W.R. Berkley Corp.	1,302,154
126,480	XL Group plc, (Ireland)	4,654,464

		34,553,300

	Real Estate Investment Trusts (REITs) — 11.1%
74,630	American Campus Communities, Inc.	3,514,327
136,680	American Homes 4 Rent, Class A	2,173,212
27,170	AvalonBay Communities, Inc.	5,167,734
32,480	Boston Properties, Inc.	4,127,558
151,030	Brixmor Property Group, Inc.	3,869,388
6,780	Essex Property Trust, Inc.	1,585,571
107,620	General Growth Properties, Inc.	3,199,542
69,680	HCP, Inc.	2,270,174
182,270	Kimco Realty Corp.	5,245,731
12,888	LaSalle Hotel Properties	326,195
114,737	Outfront Media, Inc.	2,420,951
106,875	Rayonier, Inc.	2,637,675
43,340	Regency Centers Corp.	3,243,999
48,474	Vornado Realty Trust	4,577,400
112,520	Weyerhaeuser Co.	3,485,870
20,900	WP Carey, Inc.	1,300,816

		49,146,143

	Total Financials	131,781,248

	Health Care — 4.8%
	Health Care Providers & Services — 4.8%
55,590	AmerisourceBergen Corp.	4,811,314
33,730	Cigna Corp.	4,629,105
20,920	Henry Schein, Inc. (a)	3,611,420
27,500	Humana, Inc.	5,031,125
24,401	Universal Health Services, Inc., Class B	3,043,293

	Total Health Care	21,126,257

	Industrials — 9.4%
	Building Products — 0.9%
74,600	Fortune Brands Home & Security, Inc.	4,180,584

	Electrical Equipment — 3.0%
80,440	AMETEK, Inc.	4,020,391
47,100	Hubbell, Inc.	4,989,303
65,560	Regal Beloit Corp.	4,136,180

		13,145,874

	Industrial Conglomerates — 1.2%
53,910	Carlisle Cos., Inc.	5,364,045

	Machinery — 2.7%
59,680	IDEX Corp.	4,946,279
128,000	Rexnord Corp. (a)	2,588,160
26,770	Snap-on, Inc.	4,202,622

		11,737,061

	Professional Services — 0.6%
23,620	Equifax, Inc.	2,699,530

	Trading Companies & Distributors — 1.0%
57,870	MSC Industrial Direct Co., Inc., Class A	4,416,060

	Total Industrials	41,543,154

	Information Technology — 8.7%
	Communications Equipment — 0.7%
103,230	CommScope Holding Co., Inc. (a)	2,882,182

	Electronic Equipment, Instruments & Components — 2.7%
78,970	Amphenol Corp., Class A	4,566,045
115,500	Arrow Electronics, Inc. (a)	7,439,355

		12,005,400

	Internet Software & Services — 0.2%
80,170	Match Group, Inc. (a)	886,680

	IT Services — 1.3%
67,300	Jack Henry & Associates, Inc.	5,691,561

	Semiconductors & Semiconductor Equipment — 2.2%
71,340	Analog Devices, Inc.	4,222,615
49,540	KLA-Tencor Corp.	3,607,007
41,970	Xilinx, Inc.	1,990,637

		9,820,259

	Software — 1.6%
144,240	Synopsys, Inc. (a)	6,986,986

	Total Information Technology	38,273,068

	Materials — 4.6%
	Chemicals — 1.2%
6,920	Airgas, Inc.	980,149
25,486	Albemarle Corp.	1,629,320
9,910	Sherwin-Williams Co. (The)	2,821,079

		5,430,548

	Containers & Packaging — 3.4%
64,360	Ball Corp.	4,588,224
95,530	Silgan Holdings, Inc.	5,079,330
130,250	WestRock Co.	5,083,658

		14,751,212

	Total Materials	20,181,760

	Utilities — 9.3%
	Electric Utilities — 3.5%
60,810	Edison International	4,371,631
113,760	Westar Energy, Inc.	5,643,633

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
129,190	Xcel Energy, Inc.	5,402,726

		15,417,990

	Gas Utilities — 2.0%
73,830	National Fuel Gas Co.	3,695,192
201,550	Questar Corp.	4,998,440

		8,693,632

	Multi-Utilities — 3.8%
249,890	CenterPoint Energy, Inc.	5,227,699
123,350	CMS Energy Corp.	5,234,974
21,370	Sempra Energy	2,223,548
72,740	WEC Energy Group, Inc.	4,369,492

		17,055,713

	Total Utilities	41,167,335

	Total Common Stocks (Cost $295,043,327)	425,602,181

Short-Term Investment — 3.6%
	Investment Company — 3.6%
15,861,344	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $15,861,344)	15,861,344

	Total Investments — 100.0% (Cost $310,904,671)	441,463,525
	Other Assets in Excess of Liabilities — 0.0%(g)	56,425

	NET ASSETS — 100.0%	$441,519,950

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,253,795
Aggregate gross unrealized depreciation	(11,694,941)

Net unrealized appreciation/depreciation	$130,558,854

Federal income tax cost of investments	$310,904,671

JPMorgan Insurance Trust Mid Cap Value Portfolio

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$441,463,525	$—	$—	$441,463,525

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
	Consumer Discretionary — 10.5%
	Auto Components — 2.1%
26,300	American Axle & Manufacturing Holdings, Inc. (a)	404,757
32,700	Cooper Tire & Rubber Co.	1,210,554
2,700	Dana Holding Corp.	38,043
2,900	Horizon Global Corp. (a)	36,482
1,600	Stoneridge, Inc. (a)	23,296
30,300	Tower International, Inc.	824,160

		2,537,292

	Diversified Consumer Services — 0.2%
1,500	Capella Education Co.	78,960
16,900	K12, Inc. (a)	167,141

		246,101

	Hotels, Restaurants & Leisure — 1.7%
71,800	Bloomin’ Brands, Inc.	1,211,266
15,000	Carrols Restaurant Group, Inc. (a)	216,600
14,500	Isle of Capri Casinos, Inc. (a)	203,000
28,300	Krispy Kreme Doughnuts, Inc. (a)	441,197

		2,072,063

	Household Durables — 1.1%
11,100	Helen of Troy Ltd. (a)	1,150,959
2,200	Libbey, Inc.	40,920
6,300	Lifetime Brands, Inc.	94,941
1,500	NACCO Industries, Inc., Class A	86,115

		1,372,935

	Leisure Products — 0.2%
10,700	Nautilus, Inc. (a)	206,724

	Media — 1.0%
47,600	Gray Television, Inc. (a)	557,872
2,700	Nexstar Broadcasting Group, Inc., Class A	119,529
18,100	Sinclair Broadcast Group, Inc., Class A	556,575

		1,233,976

	Specialty Retail — 4.1%
4,200	Abercrombie & Fitch Co., Class A	132,468
21,500	Caleres, Inc.	608,235
19,300	Cato Corp. (The), Class A	744,015
14,100	Children’s Place, Inc. (The)	1,176,927
14,600	Express, Inc. (a)	312,586
8,000	Kirkland’s, Inc.	140,080
119,645	Office Depot, Inc. (a)	849,479
4,900	Outerwall, Inc.	181,251
115,600	Pier 1 Imports, Inc.	810,356
11,000	Tilly’s, Inc., Class A (a)	73,590

		5,028,987

	Textiles, Apparel & Luxury Goods — 0.1%
7,100	Perry Ellis International, Inc. (a)	130,711

	Total Consumer Discretionary	12,828,789

	Consumer Staples — 2.7%
	Food & Staples Retailing — 1.1%
12,200	Smart & Final Stores, Inc. (a)	197,640
30,280	SpartanNash Co.	917,787
30,700	SUPERVALU, Inc. (a)	176,832
2,500	Village Super Market, Inc., Class A	60,400

		1,352,659

	Food Products — 1.2%
20,000	Dean Foods Co.	346,400
22,200	Pilgrim’s Pride Corp.	563,880
8,300	Pinnacle Foods, Inc.	370,844
2,600	Sanderson Farms, Inc.	234,468

		1,515,592

	Household Products — 0.1%
4,300	Central Garden & Pet Co., Class A (a)	70,047

	Personal Products — 0.3%
3,400	USANA Health Sciences, Inc. (a)	412,828

	Total Consumer Staples	3,351,126

	Energy — 3.4%
	Energy Equipment & Services — 1.4%
24,700	Archrock, Inc.	197,600
48,000	Atwood Oceanics, Inc.	440,160
50,400	Helix Energy Solutions Group, Inc. (a)	282,240
10,800	Matrix Service Co. (a)	191,160
5,300	PHI, Inc. (a)	100,117
2,600	Pioneer Energy Services Corp. (a)	5,720
27,900	RigNet, Inc. (a)	381,672
10,312	Superior Energy Services, Inc.	138,078

		1,736,747

	Oil, Gas & Consumable Fuels — 2.0%
31,100	Abraxas Petroleum Corp. (a)	31,411
75,100	Bill Barrett Corp. (a)	467,122
11,600	Callon Petroleum Co. (a)	102,660
6,500	Carrizo Oil & Gas, Inc. (a)	200,980
49,100	Delek U.S. Holdings, Inc.	748,284
59,100	Eclipse Resources Corp. (a)	85,104
24,900	Green Plains, Inc.	397,404
7,500	Jones Energy, Inc., Class A (a)	24,975
21,800	Renewable Energy Group, Inc. (a)	205,792
900	REX American Resources Corp. (a)	49,923
14,500	Stone Energy Corp. (a)	11,455
7,900	TransAtlantic Petroleum Ltd. (a)	5,925

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
2,400	World Fuel Services Corp.	116,592

		2,447,627

	Total Energy	4,184,374

	Financials — 23.8%
	Banks — 8.8%
12,100	Banc of California, Inc.	211,750
10,800	BBCN Bancorp, Inc.	164,052
6,300	Cathay General Bancorp	178,479
1,364	Community Trust Bancorp, Inc.	48,176
2,500	CU Bancorp (a)	52,925
14,880	Customers Bancorp, Inc. (a)	351,614
36,255	East West Bancorp, Inc.	1,177,562
21,244	Fidelity Southern Corp.	340,754
3,900	Financial Institutions, Inc.	113,373
3,800	First Business Financial Services, Inc.	87,134
17,800	First Commonwealth Financial Corp.	157,708
4,600	First Community Bancshares, Inc.	91,264
3,800	First Financial Bancorp	69,084
3,600	First Merchants Corp.	84,852
7,400	First NBC Bank Holding Co. (a)	152,366
3,800	Franklin Financial Network, Inc. (a)	102,600
40,100	Fulton Financial Corp.	536,538
26,525	Hanmi Financial Corp.	584,081
10,800	Hilltop Holdings, Inc. (a)	203,904
105,900	Huntington Bancshares, Inc.	1,010,286
875	IBERIABANK Corp.	44,861
3,400	MainSource Financial Group, Inc.	71,706
2,471	NBT Bancorp, Inc.	66,593
19,600	PacWest Bancorp	728,140
40,000	Popular, Inc., (Puerto Rico)	1,144,400
8,400	Preferred Bank	254,100
4,000	PrivateBancorp, Inc.	154,400
4,450	Sierra Bancorp	80,768
9,135	Southwest Bancorp, Inc.	137,482
1,700	Stonegate Bank	50,932
1,100	SVB Financial Group (a)	112,255
92,600	TCF Financial Corp.	1,135,276
12,400	TriCo Bancshares	313,968
11,900	TriState Capital Holdings, Inc. (a)	149,940
4,800	Triumph Bancorp, Inc. (a)	75,984
1,600	West Bancorporation, Inc.	29,168
50,600	Wilshire Bancorp, Inc.	521,180

		10,789,655

	Capital Markets — 1.2%
2,700	Arlington Asset Investment Corp., Class A	33,831
52,600	BGC Partners, Inc., Class A	476,030
2,500	Evercore Partners, Inc., Class A	129,375
3,900	Houlihan Lokey, Inc.	97,110
11,300	INTL. FCStone, Inc. (a)	302,049
900	Oppenheimer Holdings, Inc., Class A	14,202
3,200	Piper Jaffray Cos. (a)	158,592
3,700	Stifel Financial Corp. (a)	109,520
6,500	Virtu Financial, Inc., Class A	143,715

		1,464,424

	Consumer Finance — 0.4%
13,900	Cash America International, Inc.	537,096
1,300	Encore Capital Group, Inc. (a)	33,462

		570,558

	Insurance — 2.5%
14,800	American Equity Investment Life Holding Co.	248,640
5,925	Aspen Insurance Holdings Ltd., (Bermuda)	282,623
9,000	Atlas Financial Holdings, Inc. (a)	163,260
39,300	CNO Financial Group, Inc.	704,256
3,100	First American Financial Corp.	118,141
5,000	HCI Group, Inc.	166,500
1,400	Horace Mann Educators Corp.	44,366
15,800	Maiden Holdings Ltd., (Bermuda)	204,452
2,800	National General Holdings Corp.	60,452
2,900	Selective Insurance Group, Inc.	106,169
16,400	Stewart Information Services Corp.	594,992
3,200	United Fire Group, Inc.	140,224
8,700	Universal Insurance Holdings, Inc.	154,860
906	Validus Holdings Ltd., (Bermuda)	42,754

		3,031,689

	Real Estate Investment Trusts (REITs) — 9.0%
800	Agree Realty Corp.	30,776
9,400	American Assets Trust, Inc.	375,248
3,583	American Campus Communities, Inc.	168,724
7,700	Armada Hoffler Properties, Inc.	86,625
12,935	Ashford Hospitality Prime, Inc.	150,951
142,100	Ashford Hospitality Trust, Inc.	906,598
15,800	Bluerock Residential Growth REIT, Inc.	171,904
114,700	Capstead Mortgage Corp.	1,134,383
7,300	Chatham Lodging Trust	156,439
6,300	Chesapeake Lodging Trust	166,698
7,600	CoreSite Realty Corp.	532,076
18,300	Cousins Properties, Inc.	189,954
5,843	DCT Industrial Trust, Inc.	230,623

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
7,700	DDR Corp.	136,983
13,000	DiamondRock Hospitality Co.	131,560
7,800	Easterly Government Properties, Inc.	144,456
6,333	Education Realty Trust, Inc.	263,453
36,600	First Industrial Realty Trust, Inc.	832,284
2,600	Franklin Street Properties Corp.	27,586
16,100	GEO Group, Inc. (The)	558,187
4,300	Government Properties Income Trust	76,755
23,000	Gramercy Property Trust	194,350
4,700	Hudson Pacific Properties, Inc.	135,924
34,400	InfraREIT, Inc.	586,520
995	Mid-America Apartment Communities, Inc.	101,699
15,400	Orchid Island Capital, Inc.	159,698
2,600	Parkway Properties, Inc.	40,716
3,275	PS Business Parks, Inc.	329,170
22,900	RAIT Financial Trust	71,906
2,300	Ramco-Gershenson Properties Trust	41,469
17,600	Redwood Trust, Inc.	230,208
42,400	Retail Opportunity Investments Corp.	853,088
16,900	RLJ Lodging Trust	386,672
7,200	Silver Bay Realty Trust Corp.	106,920
48,100	Summit Hotel Properties, Inc.	575,757
1,100	Sun Communities, Inc.	78,771
30,125	Sunstone Hotel Investors, Inc.	421,750
17,900	Xenia Hotels & Resorts, Inc.	279,598

		11,066,479

	Real Estate Management & Development — 0.2%
7,000	Alexander & Baldwin, Inc.	256,760

	Thrifts & Mortgage Finance — 1.7%
13,800	Dime Community Bancshares, Inc.	243,156
28,900	Flagstar Bancorp, Inc. (a)	620,194
32,700	HomeStreet, Inc. (a)	680,487
5,400	Meta Financial Group, Inc.	246,240
6,900	PennyMac Financial Services, Inc., Class A (a)	81,144
6,900	Walker & Dunlop, Inc. (a)	167,463
1,400	Washington Federal, Inc.	31,710

		2,070,394

	Total Financials	29,249,959

	Health Care — 13.1%
	Biotechnology — 4.7%
2,200	Acceleron Pharma, Inc. (a)	58,058
28,200	Achillion Pharmaceuticals, Inc. (a)	217,704
8,300	Acorda Therapeutics, Inc. (a)	219,535
500	Adamas Pharmaceuticals, Inc. (a)	7,230
6,400	Aduro Biotech, Inc. (a)	81,984
300	Agios Pharmaceuticals, Inc. (a)	12,180
9,500	AMAG Pharmaceuticals, Inc. (a)	222,300
16,900	Amicus Therapeutics, Inc. (a)	142,805
2,400	Anacor Pharmaceuticals, Inc. (a)	128,280
11,700	Applied Genetic Technologies Corp. (a)	163,566
25,400	ARIAD Pharmaceuticals, Inc. (a)	162,306
14,400	aTyr Pharma, Inc. (a)	56,736
800	Avalanche Biotechnologies, Inc. (a)	4,136
10,600	Bellicum Pharmaceuticals, Inc. (a)	99,110
3,500	Bluebird Bio, Inc. (a)	148,750
2,600	Blueprint Medicines Corp. (a)	46,930
31,900	Cara Therapeutics, Inc. (a)	198,418
49,100	Catalyst Pharmaceuticals, Inc. (a)	57,447
21,000	Celldex Therapeutics, Inc. (a)	79,380
5,800	Chiasma, Inc. (a)	53,128
7,100	Clovis Oncology, Inc. (a)	136,320
7,700	Coherus Biosciences, Inc. (a)	163,471
4,100	Dicerna Pharmaceuticals, Inc. (a)	21,976
11,300	Dimension Therapeutics, Inc. (a)	88,479
5,500	Dynavax Technologies Corp. (a)	105,820
6,800	Editas Medicine, Inc. (a)	234,872
11,500	Epizyme, Inc. (a)	139,380
9,000	Esperion Therapeutics, Inc. (a)	152,190
2,900	FibroGen, Inc. (a)	61,741
11,300	Genocea Biosciences, Inc. (a)	87,462
7,400	Global Blood Therapeutics, Inc. (a)	117,364
2,200	Heron Therapeutics, Inc. (a)	41,778
1,500	Immune Design Corp. (a)	19,500
23,200	Infinity Pharmaceuticals, Inc. (a)	122,264
15,400	Insmed, Inc. (a)	195,118
8,200	Karyopharm Therapeutics, Inc. (a)	73,144
5,400	MacroGenics, Inc. (a)	101,250
7,100	Neurocrine Biosciences, Inc. (a)	280,805
11,700	Nivalis Therapeutics, Inc. (a)	48,789
39,500	Oncothyreon, Inc. (a)	50,165
3,900	Ophthotech Corp. (a)	164,853
2,800	Puma Biotechnology, Inc. (a)	82,236
27,900	Raptor Pharmaceutical Corp. (a)	128,340
600	Sage Therapeutics, Inc. (a)	19,236
1,000	Seres Therapeutics, Inc. (a)	26,560
1,800	Spark Therapeutics, Inc. (a)	53,118
47,700	Synergy Pharmaceuticals, Inc. (a)	131,652
112,200	Threshold Pharmaceuticals, Inc. (a)	51,612

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
4,500	Ultragenyx Pharmaceutical, Inc. (a)	284,895
16,500	Vitae Pharmaceuticals, Inc. (a)	109,395
9,300	Voyager Therapeutics, Inc. (a)	81,189
5,200	Xencor, Inc. (a)	69,784
30,200	Zafgen, Inc. (a)	201,736

		5,806,477

	Health Care Equipment & Supplies — 3.4%
9,100	AngioDynamics, Inc. (a)	111,839
6,600	Cynosure, Inc., Class A (a)	291,192
16,800	Greatbatch, Inc. (a)	598,752
32,034	HeartWare International, Inc. (a)	1,006,508
2,600	ICU Medical, Inc. (a)	270,660
12,100	Inogen, Inc. (a)	544,258
11,000	Insulet Corp. (a)	364,760
9,400	NuVasive, Inc. (a)	457,310
5,600	Nuvectra Corp. (a)	30,296
39,500	OraSure Technologies, Inc. (a)	285,585
900	Penumbra, Inc. (a)	41,400
23,300	Sientra, Inc. (a)	159,372

		4,161,932

	Health Care Providers & Services — 4.0%
10,813	Amsurg Corp. (a)	806,650
8,700	Civitas Solutions, Inc. (a)	151,641
74,800	Cross Country Healthcare, Inc. (a)	869,924
22,000	Kindred Healthcare, Inc.	271,700
19,100	Molina Healthcare, Inc. (a)	1,231,759
8,100	Owens & Minor, Inc.	327,402
26,500	PharMerica Corp. (a)	585,915
3,700	RadNet, Inc. (a)	17,871
9,700	Surgical Care Affiliates, Inc. (a)	448,916
4,200	Teladoc, Inc. (a)	40,320
1,000	WellCare Health Plans, Inc. (a)	92,750

		4,844,848

	Life Sciences Tools & Services — 0.1%
2,700	Cambrex Corp. (a)	118,800

	Pharmaceuticals — 0.9%
7,300	Amphastar Pharmaceuticals, Inc. (a)	87,600
9,900	Flex Pharma, Inc. (a)	108,603
17,700	Foamix Pharmaceuticals Ltd., (Israel) (a)	115,404
3,000	Intra-Cellular Therapies, Inc. (a)	83,400
7,800	Medicines Co. (The) (a)	247,806
6,600	Pacira Pharmaceuticals, Inc. (a)	349,668
6,100	Revance Therapeutics, Inc. (a)	106,506

		1,098,987

	Total Health Care	16,031,044

	Industrials — 15.5%
	Aerospace & Defense — 1.9%
13,000	AAR Corp.	302,510
13,800	Cubic Corp.	551,448
10,300	Engility Holdings, Inc. (a)	193,228
2,600	Moog, Inc., Class A (a)	118,768
48,300	Vectrus, Inc. (a)	1,098,825

		2,264,779

	Air Freight & Logistics — 0.4%
9,100	Atlas Air Worldwide Holdings, Inc. (a)	384,657
3,000	Park-Ohio Holdings Corp.	128,460

		513,117

	Airlines — 1.7%
8,800	Alaska Air Group, Inc.	721,776
27,500	Hawaiian Holdings, Inc. (a)	1,297,725

		2,019,501

	Building Products — 1.2%
15,200	American Woodmark Corp. (a)	1,133,768
4,000	Universal Forest Products, Inc.	343,280

		1,477,048

	Commercial Services & Supplies — 2.9%
11,100	ABM Industries, Inc.	358,641
114,600	ACCO Brands Corp. (a)	1,029,108
20,100	Essendant, Inc.	641,793
2,100	Herman Miller, Inc.	64,869
13,000	Interface, Inc.	241,020
9,400	Kimball International, Inc., Class B	106,690
30,023	Quad/Graphics, Inc.	388,497
23,600	Steelcase, Inc., Class A	352,112
3,000	Viad Corp.	87,480
500	VSE Corp.	33,945
12,300	West Corp.	280,686

		3,584,841

	Construction & Engineering — 0.9%
9,800	Argan, Inc.	344,568
11,575	EMCOR Group, Inc.	562,545
10,318	Tutor Perini Corp. (a)	160,342

		1,067,455

	Electrical Equipment — 1.3%
5,800	EnerSys	323,176
90,700	General Cable Corp.	1,107,447

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electrical Equipment — continued
2,600	Regal Beloit Corp.	164,034

		1,594,657

	Machinery — 2.6%
4,600	Barnes Group, Inc.	161,138
3,900	Columbus McKinnon Corp.	61,464
12,500	Federal Signal Corp.	165,750
14,900	FreightCar America, Inc.	232,142
36,500	Global Brass & Copper Holdings, Inc.	910,675
4,200	Greenbrier Cos., Inc. (The)	116,088
1,600	Hurco Cos., Inc.	52,784
3,100	Hyster-Yale Materials Handling, Inc.	206,460
5,900	Kadant, Inc.	266,444
83,300	Meritor, Inc. (a)	671,398
800	Standex International Corp.	62,248
7,700	TriMas Corp. (a)	134,904
14,700	Wabash National Corp. (a)	194,040

		3,235,535

	Marine — 0.0% (g)
1,200	Matson, Inc.	48,204

	Professional Services — 1.6%
24,200	Barrett Business Services, Inc.	695,750
3,700	CRA International, Inc. (a)	72,668
9,900	Heidrick & Struggles International, Inc.	234,630
2,900	Insperity, Inc.	150,017
1,500	Kelly Services, Inc., Class A	28,680
9,600	RPX Corp. (a)	108,096
25,000	TrueBlue, Inc. (a)	653,750

		1,943,591

	Road & Rail — 1.0%
43,000	ArcBest Corp.	928,370
2,100	Universal Truckload Services, Inc.	34,587
29,600	YRC Worldwide, Inc. (a)	275,872

		1,238,829

	Total Industrials	18,987,557

	Information Technology — 18.7%
	Communications Equipment — 1.1%
15,100	Comtech Telecommunications Corp.	352,887
74,461	EMCORE Corp. (a)	372,305
216,700	Extreme Networks, Inc. (a)	673,937

		1,399,129

	Electronic Equipment, Instruments & Components — 3.1%
27,000	Benchmark Electronics, Inc. (a)	622,350
28,700	Insight Enterprises, Inc. (a)	821,968
22,625	Kimball Electronics, Inc. (a)	252,721
2,000	Littelfuse, Inc.	246,220
6,700	Methode Electronics, Inc.	195,908
50,900	Sanmina Corp. (a)	1,190,042
6,000	Tech Data Corp. (a)	460,620

		3,789,829

	Internet Software & Services — 2.4%
53,233	Blucora, Inc. (a)	274,682
7,400	Carbonite, Inc. (a)	58,978
7,000	Cornerstone OnDemand, Inc. (a)	229,390
40,098	Everyday Health, Inc. (a)	224,549
24,900	Five9, Inc. (a)	221,361
12,700	Mimecast Ltd., (United Kingdom) (a)	123,571
2,400	Q2 Holdings, Inc. (a)	57,696
115,600	RetailMeNot, Inc. (a)	925,956
5,100	Web.com Group, Inc. (a)	101,082
9,744	WebMD Health Corp. (a)	610,267
23,900	Xactly Corp. (a)	163,715

		2,991,247

	IT Services — 3.6%
1,500	Blackhawk Network Holdings, Inc. (a)	51,450
8,800	Euronet Worldwide, Inc. (a)	652,168
17,000	Everi Holdings, Inc. (a)	38,930
1,900	EVERTEC, Inc., (Puerto Rico)	26,562
6,900	ExlService Holdings, Inc. (a)	357,420
5,500	Heartland Payment Systems, Inc.	531,135
23,900	Science Applications International Corp.	1,274,826
11,200	Sykes Enterprises, Inc. (a)	338,016
43,500	Travelport Worldwide Ltd., (United Kingdom)	594,210
67,000	Unisys Corp. (a)	515,900

		4,380,617

	Semiconductors & Semiconductor Equipment — 4.0%
9,500	Advanced Energy Industries, Inc. (a)	330,505
6,150	Alpha & Omega Semiconductor Ltd. (a)	72,877
58,475	Amkor Technology, Inc. (a)	344,418
5,500	Brooks Automation, Inc.	57,200
22,800	Cohu, Inc.	270,864
77,915	Cypress Semiconductor Corp.	674,744
11,500	First Solar, Inc. (a)	787,405
12,500	FormFactor, Inc. (a)	90,875
50,100	IXYS Corp.	562,122
3,700	Nanometrics, Inc. (a)	58,608
11,300	NeoPhotonics Corp. (a)	158,652
8,600	PDF Solutions, Inc. (a)	115,068

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
3,400	Qorvo, Inc. (a)	171,394
59,400	Sigma Designs, Inc. (a)	403,920
63,500	Ultra Clean Holdings, Inc. (a)	340,360
62,500	Xcerra Corp. (a)	407,500

		4,846,512

	Software — 4.5%
43,800	AVG Technologies N.V., (Netherlands) (a)	908,850
29,500	Pegasystems, Inc.	748,710
7,140	PTC, Inc. (a)	236,763
15,700	Qlik Technologies, Inc. (a)	454,044
6,900	Rapid7, Inc. (a)	90,183
33,900	RingCentral, Inc., Class A (a)	533,925
56,000	Rovi Corp. (a)	1,148,560
38,600	Take-Two Interactive Software, Inc. (a)	1,454,062

		5,575,097

	Total Information Technology	22,982,431

	Materials — 3.4%
	Chemicals — 1.5%
11,100	A Schulman, Inc.	302,142
16,100	FutureFuel Corp.	189,819
14,100	Innophos Holdings, Inc.	435,831
900	Innospec, Inc.	39,024
10,000	Minerals Technologies, Inc.	568,500
11,400	OMNOVA Solutions, Inc. (a)	63,384
8,700	Trinseo S.A. (a)	320,247

		1,918,947

	Containers & Packaging — 0.9%
2,600	AEP Industries, Inc.	171,600
38,300	Graphic Packaging Holding Co.	492,155
10,950	WestRock Co.	427,379

		1,091,134

	Metals & Mining — 0.4%
20,100	Commercial Metals Co.	341,097
3,300	Worthington Industries, Inc.	117,612

		458,709

	Paper & Forest Products — 0.6%
10,700	Boise Cascade Co. (a)	221,704
15,600	Schweitzer-Mauduit International, Inc.	491,088

		712,792

	Total Materials	4,181,582

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
7,100	8x8, Inc. (a)	71,426
5,800	IDT Corp., Class B	90,422
50,800	Inteliquent, Inc.	815,340
15,397	Ooma, Inc. (a)	90,842

	Total Telecommunication Services	1,068,030

	Utilities — 4.1%
	Electric Utilities — 1.9%
1,125	El Paso Electric Co.	51,615
5,300	IDACORP, Inc.	395,327
2,750	MGE Energy, Inc.	143,687
34,275	Portland General Electric Co.	1,353,520
15,500	Spark Energy, Inc., Class A	279,000
1,900	Westar Energy, Inc.	94,259

		2,317,408

	Gas Utilities — 0.7%
419	AGL Resources, Inc.	27,294
18,000	New Jersey Resources Corp.	655,740
2,600	Southwest Gas Corp.	171,210

		854, 244

	Independent Power & Renewable Electricity Producers — 1.4%
72,400	Atlantic Power Corp.	178,104
12,600	Dynegy, Inc. (a)	181,062
140,900	Talen Energy Corp. (a)	1,268,100
51,700	TerraForm Global, Inc., Class A (a)	123,046

		1,750,312

	Water Utilities — 0.1%
3,600	American States Water Co.	141,696

	Total Utilities	5,063,660

	Total Common Stocks (Cost $108,282,785)	117,928,552

NUMBER OF WARRANTS
Warrants — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
355	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (Cost $–) (a)	—

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.7%
	Investment Company — 3.7%
4,575,454	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $4,575,454)	4,575,454

	Total Investments — 99.8% (Cost $112,858,239)	122,504,006
	Other Assets in Excess of Liabilities — 0.2%	306,983

	NET ASSETS — 100.0%	$122,810,989

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
43	Mini Russell 2000	06/17/16	USD	$4,771,280	$195,414

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,483,684
Aggregate gross unrealized depreciation	(13,837,917)

Net unrealized appreciation/depreciation	$9,645,767

Federal income tax cost of investments	$112,858,239

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$12,828,789	$—	$—		$12,828,789
Consumer Staples	3,351,126	—	—		3,351,126
Energy	4,184,374	—	—		4,184,374
Financials	29,249,959	—	—		29,249,959
Health Care	16,031,044	—	—		16,031,044
Industrials	18,987,557	—	—		18,987,557
Information Technology	22,982,431	—	—		22,982,431
Materials	4,181,582	—	—		4,181,582
Telecommunication Services	1,068,030	—	—		1,068,030
Utilities	5,063,660	—	—		5,063,660

Total Common Stocks	117,928,552	—	—		117,928,552

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	4,575,454	—	—		4,575,454

Total Investments in Securities	$122,504,006	$—	$—	(a)	$122,504,006

Appreciation in Other Financial Instruments
Futures Contracts	$195,414	$—	$—		$195,414

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(a)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Consumer Discretionary — 17.1%
	Auto Components — 0.2%
3,142	Delphi Automotive plc, (United Kingdom)	235,713

	Automobiles — 1.9%
57,930	General Motors Co.	1,820,740

	Hotels, Restaurants & Leisure — 1.3%
115	Chipotle Mexican Grill, Inc. (a)	54,162
10,170	Royal Caribbean Cruises Ltd.	835,465
3,690	Yum! Brands, Inc.	302,026

		1,191,653

	Household Durables — 1.9%
17,710	D.R. Horton, Inc.	535,373
7,862	Harman International Industries, Inc.	700,033
470	Mohawk Industries, Inc. (a)	89,723
5,990	PulteGroup, Inc.	112,073
13,220	Toll Brothers, Inc. (a)	390,122

		1,827,324

	Internet & Catalog Retail — 1.7%
2,645	Amazon.com, Inc. (a)	1,570,178

	Media — 6.0%
6,080	CBS Corp. (Non-Voting), Class B	334,947
4,560	Charter Communications, Inc., Class A (a)	923,081
12,285	Comcast Corp., Class A	750,368
10,810	DISH Network Corp., Class A (a)	500,070
710	Time Warner Cable, Inc.	145,280
24,009	Time Warner, Inc.	1,741,853
39,475	Twenty-First Century Fox, Inc., Class A	1,100,563
4,940	Twenty-First Century Fox, Inc., Class B	139,308

		5,635,470

	Specialty Retail — 3.5%
7,130	Best Buy Co., Inc.	231,297
28,500	Lowe’s Cos., Inc.	2,158,875
11,110	TJX Cos., Inc. (The)	870,469

		3,260,641

	Textiles, Apparel & Luxury Goods — 0.6%
1,340	PVH Corp.	132,740
1,280	Ralph Lauren Corp.	123,213
5,030	V.F. Corp.	325,743

		581,696

	Total Consumer Discretionary	16,123,415

	Consumer Staples — 5.8%
	Beverages — 3.0%
16,520	Coca-Cola Co. (The)	766,363
10,210	Molson Coors Brewing Co., Class B	981,998
10,260	PepsiCo, Inc.	1,051,445

		2,799,806

	Food & Staples Retailing — 0.6%
3,170	Costco Wholesale Corp.	499,529
1,750	Kroger Co. (The)	66,937

		566,466

	Food Products — 0.8%
18,259	Mondelez International, Inc., Class A	732,551

	Household Products — 1.0%
5,090	Kimberly-Clark Corp.	684,656
3,250	Procter & Gamble Co. (The)	267,507

		952,163

	Tobacco — 0.4%
4,080	Philip Morris International, Inc.	400,289

	Total Consumer Staples	5,451,275

	Energy — 6.4%
	Energy Equipment & Services — 0.0% (g)
1,230	Baker Hughes, Inc.	53,911

	Oil, Gas & Consumable Fuels — 6.4%
16,190	Cabot Oil & Gas Corp.	367,675
–(h)	California Resources Corp.	–(h)
3,390	Chevron Corp.	323,407
10,110	Columbia Pipeline Group, Inc.	253,761
850	Concho Resources, Inc. (a)	85,884
3,750	ConocoPhillips	151,013
6,680	Diamondback Energy, Inc. (a)	515,562
10,040	EOG Resources, Inc.	728,703
7,709	EQT Corp.	518,507
810	Hess Corp.	42,647
28,089	Occidental Petroleum Corp.	1,922,130
6,120	Pioneer Natural Resources Co.	861,329
3,610	Valero Energy Corp.	231,545

		6,002,163

	Total Energy	6,056,074

	Financials — 16.4%
	Banks — 5.7%
92,849	Bank of America Corp.	1,255,318
3,830	BB&T Corp.	127,424
29,814	Citigroup, Inc.	1,244,735
27,653	KeyCorp	305,289
1,880	SVB Financial Group (a)	191,854
46,583	Wells Fargo & Co.	2,252,754

		5,377,374

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — 4.2%
2,120	Ameriprise Financial, Inc.	199,301
1,690	BlackRock, Inc.	575,563
16,750	Charles Schwab Corp. (The)	469,335
6,471	Goldman Sachs Group, Inc. (The)	1,015,818
9,970	Invesco Ltd.	306,777
53,264	Morgan Stanley	1,332,133

		3,898,927

	Consumer Finance — 0.5%
9,690	Discover Financial Services	493,415

	Diversified Financial Services — 0.6%
2,480	Intercontinental Exchange, Inc.	583,147

	Insurance — 4.7%
4,380	American International Group, Inc.	236,739
7,810	Arthur J. Gallagher & Co.	347,389
16,218	Chubb Ltd., (Switzerland)	1,932,374
15,220	Marsh & McLennan Cos., Inc.	925,224
22,530	MetLife, Inc.	989,968

		4,431,694

	Real Estate Investment Trusts (REITs) — 0.7%
1,990	AvalonBay Communities, Inc.	378,498
4,810	Prologis, Inc.	212,506
350	SL Green Realty Corp.	33,908

		624,912

	Total Financials	15,409,469

	Health Care — 14.9%
	Biotechnology — 4.1%
3,980	Alexion Pharmaceuticals, Inc. (a)	554,095
2,916	Biogen, Inc. (a)	759,093
2,060	BioMarin Pharmaceutical, Inc. (a)	169,909
9,468	Celgene Corp. (a)	947,652
9,950	Gilead Sciences, Inc.	914,007
730	Incyte Corp. (a)	52,903
6,040	Vertex Pharmaceuticals, Inc. (a)	480,120

		3,877,779

	Health Care Equipment & Supplies — 0.5%
6,000	Abbott Laboratories	250,980
8,860	Boston Scientific Corp. (a)	166,657

		417,637

	Health Care Providers & Services — 4.3%
6,660	Aetna, Inc.	748,251
800	Anthem, Inc.	111,192
2,920	Humana, Inc.	534,214
4,756	McKesson Corp.	747,881
15,011	UnitedHealth Group, Inc.	1,934,918

		4,076,456

	Life Sciences Tools & Services — 0.5%
3,090	Illumina, Inc. (a)	500,920

	Pharmaceuticals — 5.5%
4,480	Allergan plc (a)	1,200,774
18,700	Bristol-Myers Squibb Co.	1,194,556
14,120	Eli Lilly & Co.	1,016,781
58,870	Pfizer, Inc.	1,744,907

		5,157,018

	Total Health Care	14,029,810

	Industrials — 9.5%
	Aerospace & Defense — 3.2%
17,020	Honeywell International, Inc.	1,907,091
2,080	L-3 Communications Holdings, Inc.	246,480
380	Northrop Grumman Corp.	75,202
1,040	Raytheon Co.	127,535
6,765	United Technologies Corp.	677,177

		3,033,485

	Airlines — 1.6%
13,800	Delta Air Lines, Inc.	671,784
14,411	United Continental Holdings, Inc. (a)	862,642

		1,534,426

	Building Products — 1.0%
3,230	Allegion plc, (Ireland)	205,783
3,570	Fortune Brands Home & Security, Inc.	200,063
16,820	Masco Corp.	528,989

		934,835

	Electrical Equipment — 0.2%
2,360	Eaton Corp. plc	147,642

	Industrial Conglomerates — 1.1%
34,198	General Electric Co.	1,087,154

	Machinery — 1.3%
9,463	PACCAR, Inc.	517,532
7,000	Stanley Black & Decker, Inc.	736,470

		1,254,002

	Road & Rail — 1.1%
800	Canadian Pacific Railway Ltd., (Canada)	106,152
11,319	Union Pacific Corp.	900,426

		1,006,578

	Total Industrials	8,998,122

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Information Technology — 23.7%
	Electronic Equipment, Instruments & Components — 0.6%
10,070	TE Connectivity Ltd., (Switzerland)	623,534

	Internet Software & Services — 5.4%
1,482	Alphabet, Inc., Class A (a)	1,130,618
2,755	Alphabet, Inc., Class C (a)	2,052,337
16,440	Facebook, Inc., Class A (a)	1,875,804

		5,058,759

	IT Services — 3.1%
11,240	Accenture plc, (Ireland), Class A	1,297,096
7,090	Fidelity National Information Services, Inc.	448,868
3,310	MasterCard, Inc., Class A	312,795
3,780	PayPal Holdings, Inc. (a)	145,908
9,900	Visa, Inc., Class A	757,152

		2,961,819

	Semiconductors & Semiconductor Equipment — 6.0%
14,460	Broadcom Ltd., (Singapore)	2,234,070
18,564	Lam Research Corp.	1,533,386
5,050	Marvell Technology Group Ltd., (Bermuda)	52,066
10,699	NXP Semiconductors N.V., (Netherlands) (a)	867,368
16,490	Texas Instruments, Inc.	946,856

		5,633,746

	Software — 4.8%
9,170	Adobe Systems, Inc. (a)	860,146
64,013	Microsoft Corp.	3,535,438
2,390	Oracle Corp.	97,775

		4,493,359

	Technology Hardware, Storage & Peripherals — 3.8%
29,086	Apple, Inc.	3,170,083
6,790	Hewlett Packard Enterprise Co.	120,387
22,770	HP, Inc.	280,526

		3,570,996

	Total Information Technology	22,342,213

	Materials — 3.0%
	Chemicals — 1.5%
4,084	Axiall Corp.	89,195
3,670	Dow Chemical Co. (The)	186,656
7,740	E.I. du Pont de Nemours & Co.	490,097
4,770	Eastman Chemical Co.	344,537
12,870	Mosaic Co. (The)	347,490

		1,457,975

	Construction Materials — 0.8%
3,150	Martin Marietta Materials, Inc.	502,456
2,200	Vulcan Materials Co.	232,254

		734,710

	Containers & Packaging — 0.5%
8,490	Crown Holdings, Inc. (a)	421,019

	Metals & Mining — 0.2%
11,880	United States Steel Corp.	190,674

	Total Materials	2,804,378

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.3%
8,250	AT&T, Inc.	323,153

	Wireless Telecommunication Services — 0.3%
6,820	T-Mobile US, Inc. (a)	261,206

	Total Telecommunication Services	584,359

	Utilities — 1.6%
	Electric Utilities — 1.2%
4,750	Edison International	341,477
3,490	NextEra Energy, Inc.	413,007
9,370	Xcel Energy, Inc.	391,853

		1,146,337

	Multi-Utilities — 0.4%
7,720	CMS Energy Corp.	327,637
560	Sempra Energy	58,268

		385,905

	Total Utilities	1,532,242

	Total Common Stocks (Cost $79,460,756)	93,331,357

Short-Term Investment — 1.0%
	Investment Company — 1.0%
947,020	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $947,020)	947,020

	Total Investments — 100.0% (Cost $80,407,776)	94,278,377
	Other Assets in Excess of Liabilities — 0.0% (g)	3,036

	NET ASSETS — 100.0%	$94,281,413

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,613,353
Aggregate gross unrealized depreciation	(2,742,752)

Net unrealized appreciation/depreciation	$13,870,601

Federal income tax cost of investments	$80,407,776

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$94,278,388	—	—	$94,278,388

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2016